      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 3, 2010.

                                                              FILE NO. 033-60702

                                                                       811-07622

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 28                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 273                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 3, 2010, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on             , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

PUTNAM HARTFORD CAPITAL MANAGER

SEPARATE ACCOUNT TEN (03/01/1993)
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:  1-800-521-0538

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series V of Putnam Hartford Capital Manager variable annuity. Please read it carefully before you purchase your variable annuity. This prospectus also describes Series III and Series IV of Putnam Hartford Capital Manager variable annuity.

Putnam Hartford Capital Manager variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. These Contracts are closed to new investors. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio company: Putnam Variable Trust.

If you purchase Series III, Series IV or Series V, you may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

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PROSPECTUS DATED: MAY 3, 2010



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 2010

2

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TABLE OF CONTENTS


                                                                        PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLE                                                                      5
HIGHLIGHTS                                                                    10
GENERAL CONTRACT INFORMATION                                                  11
  The Company                                                                 11
  The Separate Account                                                        11
  The Funds                                                                   12
PERFORMANCE RELATED INFORMATION                                               15
FIXED ACCUMULATION FEATURE                                                    15
  For Series III, Series IV and Series V Contracts Only                       15
THE CONTRACT                                                                  17
  Purchases and Contract Value                                                17
  Charges and Fees                                                            21
  Death Benefit                                                               23
  Surrenders                                                                  26
ANNUITY PAYOUTS                                                               27
OTHER PROGRAMS AVAILABLE                                                      29
OTHER INFORMATION                                                             32
  Legal Proceedings                                                           34
  More Information                                                            35
FEDERAL TAX CONSIDERATIONS                                                    35
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      42
APPENDIX I -- SERIES III OF PUTNAM HARTFORD CAPITAL MANAGER              APP I-1
VARIABLE ANNUITY
APPENDIX II -- SERIES IV OF PUTNAM HARTFORD CAPITAL MANAGER             APP II-1
VARIABLE ANNUITY
APPENDIX III -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT         APP III-1
PLANS
APPENDIX IV -- OPTIONAL DEATH BENEFIT -- EXAMPLES                       APP IV-1
APPENDIX V -- ACCUMULATION UNIT VALUES                                   APP V-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE OF THE COMPANY: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is:
Retirement Division, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $25 ($30 for Series V) charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account."

GENERAL ACCOUNT: The General Account includes our company assets including any money you have invested in the Fixed Accumulation Feature.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals prior to the deceased's 81st birthday or the date of death, if earlier. This is not available in Series III or Series IV.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

4

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NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

OPTIONAL DEATH BENEFIT RIDER: This is an amendment to your contract which if you elect it, allows you to add new Death Benefit calculations to your contract and modify the spousal contract continuation provision of your annuity. To elect the Optional Death Benefit Rider you will have to pay an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value, invested in the Funds.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

                   PUTNAM HARTFORD CAPITAL MANAGER SERIES III

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                               None
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                        7%
  Second Year                                                                                           6%
  Third Year                                                                                            5%
  Fourth Year                                                                                           4%
  Fifth Year                                                                                            3%
  Sixth Year                                                                                            2%
  Seventh Year                                                                                          1%
  Eighth Year                                                                                           0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $25
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                       1.25%
  Administrative Fees                                                                                     0.15%
  Total Separate Account Annual Expenses                                                                  1.40%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  Optional Death Benefit Charge                                                                           0.15%
  Total Separate Account Annual Expenses with the Optional Death Benefit Charge                           1.55%

(3) An annual $25 charge deducted on a Contract Anniversary or upon Surrender. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.45%              1.24%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6

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                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

                   PUTNAM HARTFORD CAPITAL MANAGER SERIES IV

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                               None
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                        7%
  Second Year                                                                                           6%
  Third Year                                                                                            5%
  Fourth Year                                                                                           4%
  Fifth Year                                                                                            3%
  Sixth Year                                                                                            2%
  Seventh Year                                                                                          1%
  Eighth Year                                                                                           0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $25
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                       1.25%
  Administrative Fees                                                                                     0.15%
  Total Separate Account Annual Expenses                                                                  1.40%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  Optional Death Benefit Charge                                                                           0.15%
  Total Separate Account Annual Expenses with the Optional Death Benefit Charge                           1.55%

(3) An annual $25 charge deducted on a Contract Anniversary or upon Surrender. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.45%              1.24%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

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                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

                    PUTNAM HARTFORD CAPITAL MANAGER SERIES V

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                               None
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                        6%
  Second Year                                                                                           6%
  Third Year                                                                                            5%
  Fourth Year                                                                                           5%
  Fifth Year                                                                                            4%
  Sixth Year                                                                                            3%
  Seventh Year                                                                                          2%
  Eighth Year                                                                                           0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                       1.25%
  Administrative Fees                                                                                     0.15%
  Total Separate Account Annual Expenses                                                                  1.40%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  Optional Death Benefit Charge                                                                           0.15%
  Total Separate Account Annual Expenses with the Optional Death Benefit Charge                           1.55%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.45%              1.24%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

8

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

               PUTNAM HARTFORD CAPITAL MANAGER SERIES III AND IV

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                                      $974
3 years                                                                   $1,443
5 years                                                                   $1,910
10 years                                                                  $3,367


(2)  If you annuitize at the end of the applicable time period:


1 year                                                                      $286
3 years                                                                     $924
5 years                                                                   $1,585
10 years                                                                  $3,342


(3)  If you do not Surrender your Contract:


1 year                                                                      $311
3 years                                                                     $949
5 years                                                                   $1,610
10 years                                                                  $3,367

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                    PUTNAM HARTFORD CAPITAL MANAGER SERIES V

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                                      $884
3 years                                                                   $1,457
5 years                                                                   $2,034
10 years                                                                  $3,411


(2)  If you annuitize at the end of the applicable time period:


1 year                                                                      $286
3 years                                                                     $934
5 years                                                                   $1,604
10 years                                                                  $3,381


(3)  If you do not Surrender your Contract:


1 year                                                                      $316
3 years                                                                     $964
5 years                                                                   $1,634
10 years                                                                  $3,411


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-521-0538.

AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

10

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $2,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender, the length of time the Premium Payment you made has been in your Contract and which Series of Putnam Capital Manager you purchased. The Fee Tables included earlier in this prospectus or the Appendix at the end of this prospectus will indicate the appropriate Contingent Deferred Sales Charge.

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than the Contingent Deferred Sales Charge period.

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $25 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000. The Annual Maintenance Fee for Series V is $30.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Designated Period, Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Joint and Last Survivor Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit will depend on the Series purchased and Series III, Series IV are described in greater detail in the Appendices at the end of this prospectus.

For all Series, the calculated Death Benefit will remain invested in the same Sub-Accounts and Fixed Accumulation Feature according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If you purchased Series V and if death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The Contract Value on the date the death certificate or other legal document acceptable to us is received; or

- 100% of all Premium Payments paid into the Contract minus any partial Surrenders; or

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-   The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

If you elect the Optional Death Benefit Rider at an additional charge and you purchased Series III, or IV, your Death Benefit, prior to the deceased's 85th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity or the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity or your Contract Value on the Specified Contract Anniversary immediately proceeding the date of death.

The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit Rider is not available in Washington.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with a Cash Refund, Life Annuity with 120, 180 or 240 Monthly Payments Certain, Joint and Last Survivor Life Annuity, and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 120 months. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Con-tracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1990 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

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In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE FUNDS


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 PUTNAM VT AMERICAN GOVERNMENT INCOME    High current income with preservation of     Putnam Investment Management, LLC
  FUND -- CLASS IA                       capital as its secondary objective
 PUTNAM VT CAPITAL OPPORTUNITIES FUND    Long term growth of capital                  Putnam Investment Management, LLC
  -- CLASS IA
 PUTNAM VT DIVERSIFIED INCOME FUND --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  CLASS IA                               Management believes is consistent with
                                         preservation of capital
 PUTNAM VT EQUITY INCOME FUND -- CLASS   Capital growth and current income            Putnam Investment Management, LLC
  IA
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND  Long-term return consistent with             Putnam Investment Management, LLC
  -- CLASS IA                            preservation of capital                      Putnam Advisory Company, LLC
 PUTNAM VT GLOBAL EQUITY FUND -- CLASS   Capital appreciation                         Putnam Investment Management, LLC
  IA                                                                                  Putnam Advisory Company, LLC
 PUTNAM VT GLOBAL HEALTH CARE FUND --    Capital appreciation                         Putnam Investment Management, LLC
  CLASS IA (1) +                                                                      Putnam Advisory Company, LLC
 PUTNAM VT GLOBAL UTILITIES FUND --      Capital growth and current income            Putnam Investment Management, LLC
  CLASS IA (2) +                                                                      Putnam Advisory Company, LLC
 PUTNAM VT GROWTH AND INCOME FUND --     Capital growth and current income            Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT GROWTH OPPORTUNITIES FUND --  Capital appreciation                         Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT HIGH YIELD FUND -- CLASS IA   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 PUTNAM VT INCOME FUND -- CLASS IA       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 PUTNAM VT INTERNATIONAL EQUITY FUND --  Capital appreciation                         Putnam Investment Management, LLC
  CLASS IA                                                                            Putnam Advisory Company, LLC
 PUTNAM VT INTERNATIONAL GROWTH FUND --  Long-term capital appreciation               Putnam Investment Management, LLC
  CLASS IA (3)                                                                        Putnam Advisory Company, LLC
 PUTNAM VT INTERNATIONAL VALUE FUND --   Capital growth. Current income is a          Putnam Investment Management, LLC
  CLASS IA (4)                           secondary objective                          Putnam Advisory Company, LLC
 PUTNAM VT INVESTORS FUND -- CLASS IA    Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 PUTNAM VT MID CAP VALUE FUND -- CLASS   Capital appreciation and, as a secondary     Putnam Investment Management, LLC
  IA                                     objective, current income
 PUTNAM VT MONEY MARKET FUND -- CLASS    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IA*                                    Management believes is consistent with
                                         preservation of capital and maintenance of
                                         liquidity

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND --     Long-term capital appreciation               Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT RESEARCH FUND -- CLASS IA     Capital appreciation                         Putnam Investment Management, LLC Putnam
                                                                                      Advisory Company, LLC
 PUTNAM VT SMALL CAP VALUE FUND --       Capital appreciation                         Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT THE GEORGE PUTNAM FUND OF     A balanced investment composed of a well     Putnam Investment Management, LLC
  BOSTON -- CLASS IA                     diversified portfolio of stocks and bonds
                                         which produce both capital growth and
                                         current income
 PUTNAM VT VISTA FUND -- CLASS IA        Capital appreciation                         Putnam Investment Management, LLC
 PUTNAM VT VOYAGER FUND -- CLASS IA      Capital appreciation                         Putnam Investment Management, LLC
 FIXED ACCUMULATION FEATURE**            Preservation of capital                      General Account



+ Closed to new and subsequent Premium Payments and transfers of Contract Value.




* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this product.



NOTES



(1)  Formerly Putnam VT Health Sciences Fund -- Class IA



(2)  Formerly Putnam VT Utilities Growth and Income Fund -- Class IA



(3)  Formerly Putnam VT International New Opportunities Fund -- Class IA



(4)  Formerly Putnam VT International Growth and Income Fund -- Class IA


The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the Funds' prospectus for a more complete description of Putnam Management and the respective fees of the Funds.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.


The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

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VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2009, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Columbia Management Distributors, Inc. Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Ridgeworth Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2009, and are not expected to exceed 0.50% and 0.35%, respectively, in

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2010, of the annual percentage of the average daily net assets (for instance, in 2009, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2009, revenue sharing and Rule 12b-1 fees did not exceed approximately $117.1 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

FOR SERIES III, SERIES IV AND SERIES V CONTRACTS ONLY

IMPORTANT INFORMATION YOU SHOULD KNOW -- THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

16

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We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of your guaranteed interest rate per year will be determined at our sole discretion. You assume the risk that interest credited to Fixed Accumulation Feature may not exceed the minimum guarantee for any given year.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We will not accept Premium Payments of $1 million or more unless we provide prior approval. We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Premium Payments of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more;

- if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.


It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.


HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your subsequent Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your

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subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or

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our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

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- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of any prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate.

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You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

-   By calling us at (800) 521-0538

- Electronically, if available, by the Internet through the website at www.putnaminv.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 521-0538 before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to for Series V:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        6%
          2                        6%
          3                        5%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

The Contingent Deferred Sales Charges for Series III, and Series IV are described in the Appendices.

SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

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THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the Contingent Deferred Sales Charge period for each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 consecutive days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, the waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

-   ON OR AFTER THE ANNUITANT'S 90TH BIRTHDAY.

- For disabled participants enrolled in a group unallocated, tax qualified retirement plan. With our approval and under certain conditions, participants who become disabled can receive Surrenders free of Contingent Deferred Sales Charge.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when we begin to make Annuity Payouts. However, we will charge a Contingent Deferred Sales Charge if the Contract is fully or partially Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

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If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $25 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. This fee is $30.00 for Series V.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

If you purchased Series IV or Series V, we will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. This is not available for Series III.

We also reserve the right to waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of .15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

The types of expenses incurred by the Separate Account include, but are not limited to, expenses of issuing the Contract and expenses for confirmations, Contract quarterly statements, processing of transfers and surrenders, responding to Contract Owner inquiries, reconciling and depositing cash receipts, calculation and monitoring daily Sub-Account unit values, Separate Account reporting, including semiannual and annual reports and mailing and tabulation of shareholder proxy solicitations.

You should refer to the Trust prospectus for a description of deductions and expenses paid out of the assets of the Trust's portfolios.

PREMIUM TAXES


We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect the taxes when Premium Payments are made, some when the Contract is Surrendered and others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.


CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

OPTIONAL DEATH BENEFIT RIDER CHARGE

If you elect the Optional Death Benefit Rider, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, OPTIONAL DEATH BENEFIT CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner, Joint Contract Owner or the Annuitant before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

The Death Benefit calculation depends on the Series purchased. The Death Benefit for Series III, and Series IV are described in

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the Appendices in the back of this prospectus. The Death Benefit for Series V will be the greatest of:

- The total Premium Payments you have made to us minus any amounts you have Surrendered, or

-   The Contract Value of your Annuity, or

-   Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

For all Series, the Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds. For examples of how the Death Benefit is calculated, see Appendix IV.

OPTIONAL DEATH BENEFIT RIDER -- You may also elect the Optional Death Benefit Rider for an additional fee. The Optional Death Benefit adds new features to your Death Benefit calculation, depending on which Series you purchased.

If you purchased Series III, or IV, your Death Benefit, prior to the deceased's 85th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity, the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity or your Contract Value on the Specified Contract Anniversary immediately proceeding the date of death.

After the deceased's 85th birthday but prior to the 90th birthday, the Death Benefit for Series III, or IV's Optional Death Benefit Rider is the greater of Contract Value, total Premium Payments made to us minus any amounts you have surrendered, Maximum Anniversary Value or Interest Accumulation Value. After the deceased's 90th birthday, the Death Benefit payable under the Optional Death Benefit Rider is the greater of Contract Value, Maximum Anniversary Value or the Interest Accumulation Value.

The Death Benefit payable under the Optional Death Benefit Rider, regardless of the Series purchased, is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit Rider was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit Rider less proportional adjustments for any Surrenders from that date. For examples on how the Optional Death Benefit is calculated see "Appendix IV."

The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit Rider is not available in Washington. Once you elect the Optional Death Benefit Rider, you cannot cancel it.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under

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a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. The spousal continuation is available only once for each Contract.

If you elect the Optional Death Benefit Rider for an additional charge and the contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before, on or after the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

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SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Payments for a Designated Period or Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.


You may submit this form via facsimile.


If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue

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the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We may modify the requirements for telephone redemptions at any time.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

-   What is the Assumed Investment Return?

-   Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may make other Annuity Payout Options available. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

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LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary or the Beneficiary may continue the Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this Annuity Payout Option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less that the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED PAYMENTS FOR A DESIGNATED PERIOD, LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN OR JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTIONS. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120 Monthly Payments Certain Annuity Payout Option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3.   HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4.   WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return is the investment return used to calculate variable Annuity Payouts. The Assumed Investment Return for your Annuity if you purchased Series V is 5%, Series III, and Series IV have a 4% Assumed Investment Return. The first Annuity Payout will be based on the Assumed Investment Return. The remaining Annuity Payouts will fluctuate based on the actual investment results of the Sub-Accounts.

5.   DO YOU WANT ANNUITY PAYOUTS TO BE FIXED OR VARIABLE OR A COMBINATION?

You may choose an Annuity Payout Option with fixed-dollar amounts, variable-dollar amounts or a combination depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payouts. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the

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Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table,

-   the Assumed Investment Return.

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of: Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 4% AIR is 0.999893%. The Annuity Unit Factor for a 5% AIR is 0.999866%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- Depending on which Series you purchased, you may be able to transfer dollar amounts of Annuity Units from one Sub-Account to another after the Annuity Calculation Date. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. Please check your Contract to see if these transfers are available. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a Fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk

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tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA PLUS -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are

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  considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic

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  updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a non-qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

SPECULATIVE INVESTING -- Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.



HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2009. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


Core Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

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Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2009, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., AMTrust Investment Svcs Inc., Associated Securities Corp., Banc of America Investment Services Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Colonial Brokerage, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, LLP, Cuna

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Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Inter-Securities Inc., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., PNC Investments LLC, Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Waterstone Financial Group, Wells Fargo Advisors LLC (various divisions), Wells Fargo Investments LLC, WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.


As of December 31, 2009, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2009, Additional Payments did not in the aggregate exceed approximately $36.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $2.3 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2009, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.



Financial Intermediaries that received Additional Payments in 2009, but do not have an ongoing contractual relationship, are listed in the SAI.


LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.



Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of

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persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.



In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:


The Hartford
Attn: Retirement Division
P.O. Box 5085
Hartford, Connecticut 06102-5085


Telephone:  (800) 521-0538

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION


The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements,

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including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.



The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.


THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a

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Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract Value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after

38

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      such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.


Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.


       d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the

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           Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

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The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

       1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

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       2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

42                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

                                                                     APP I-1

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APPENDIX I -- SERIES III OF PUTNAM HARTFORD CAPITAL MANAGER VARIABLE ANNUITY

Series III of Putnam Hartford Capital Manager variable annuity was sold from May 1, 1990 through May 1, 1992. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

CONTINGENT DEFERRED SALES CHARGES

Deferred Sales Charge (as a percentage of amounts Surrendered).

 First Year (1)                                                               7%
 Second Year                                                                  6%
 Third Year                                                                   5%
 Fourth Year                                                                  4%
 Fifth Year                                                                   3%
 Sixth Year                                                                   2%
 Seventh Year                                                                 1%
 Eighth Year                                                                  0%

DEATH BENEFIT -- The death benefit payable is equal to the greater of:

- the Contract Value determined as of the day written proof of death is received; or

-   100% of the total Premium Payments made, reduced by any surrenders; or

- the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by any Premium Payments made and decreased by any Surrenders since the preceding Specified Contract Anniversary.

The Specified Contract Anniversary is every seventh Contact Anniversary (i.e, the 7th, 14th etc.)

DEATH BENEFIT REMAINING WITH THE COMPANY -- The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Annuity Payout Options under this Series are:

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A DESIGNATED PERIOD

We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

                                                                    APP II-1

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APPENDIX II -- SERIES IV OF PUTNAM HARTFORD CAPITAL MANAGER VARIABLE ANNUITY

Series IV of Putnam Hartford Capital Manager variable annuity was sold from May 1, 1992 through June 22, 1994. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

CONTINGENT DEFERRED SALES CHARGES

 First Year (1)                                                               7%
 Second Year                                                                  6%
 Third Year                                                                   5%
 Fourth Year                                                                  4%
 Fifth Year                                                                   3%
 Sixth Year                                                                   2%
 Seventh Year                                                                 1%
 Eighth Year                                                                  0%

DEATH BENEFIT -- The death benefit payable is equal to the greater of:

- the Contract Value determined as of the day written proof of death is received; or

-   100% of the total Premium Payments made, reduced by any surrenders; or

- the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by any Premium Payments made and decreased by any Surrenders since the preceding Specified Contract Anniversary.

The Specified Contract Anniversary is every seventh Contact Anniversary (i.e, the 7th, 14th etc.)

DEATH BENEFIT REMAINING WITH THE COMPANY -- The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Annuity Payout Options under this Series are:

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A DESIGNATED PERIOD

We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

                                                                   APP III-1

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APPENDIX III -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

       a.   Traditional IRAs

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20%

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may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

       b.  SEP IRAs

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

       c.   SIMPLE IRAs

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

       d.  Roth IRAs


Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA

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under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(K) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(B) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).


Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2010). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

       a.   Penalty Taxes on Premature Distributions

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

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    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

       b.  RMDs and 50% Penalty Tax

The RMD rules generally do not apply for the 2009 tax year. However, individuals who deferred 2008 RMDs until April 1, 2009, must still take an RMD by that date. Please consult with a qualified tax advisor or your Qualified Plan Administrator to determine how this change may affect you.

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.


The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of

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annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.


For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.


Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount

                                                                   APP III-7

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that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- OPTIONAL DEATH BENEFIT -- EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $ 100,000  Premium Payment
   $ 5,000  Interest of 5%
----------
 $ 105,000  Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

  $ 10,000  partial Surrender divided by
 $ 108,000  Contract Value prior to Surrender equals
    .09259  multiplied by
 $ 105,000  Interest Accumulation Value for a total of
   $ 9,722  to be deducted from the Interest Accumulation Value equals
----------
  $ 95,278  the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $ 100,000  Premium Payment
   $ 5,000  Interest of 5%
----------
 $ 105,000  Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

  $ 10,000  partial Surrender divided by
  $ 92,000  Contract Value prior to Surrender equals
    .10870  multiplied by
 $ 105,000  Interest Accumulation Value for a total of
  $ 11,413  to be deducted from the Interest Accumulation Value equals
----------
  $ 93,587  the New Interest Accumulation Value

                                                                     APP V-1

-------------------------------------------------------------------------------

APPENDIX V -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information which is incorporated by reference in this prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits.

Series III-V Contracts:


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2009           2008           2007           2006           2005
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.873        $13.993        $13.063        $12.798        $12.768
  Accumulation Unit Value at end of
   period                                $16.601        $13.873        $13.993        $13.063        $12.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,017          3,239          2,526          2,857          3,726
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.689        $13.828        $12.928        $12.685        $12.674
  Accumulation Unit Value at end of
   period                                $16.356        $13.689        $13.828        $12.928        $12.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             50             32             38             43
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.744        $16.767        $18.745        $16.466        $15.114
  Accumulation Unit Value at end of
   period                                $15.466        $10.744        $16.767        $18.745        $16.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                397            426            638            803            679
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.653        $16.650        $18.642        $16.400        $15.077
  Accumulation Unit Value at end of
   period                                $15.312        $10.653        $16.650        $18.642        $16.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             10             12              7
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.720        $18.693        $18.194        $17.308        $16.995
  Accumulation Unit Value at end of
   period                                $19.420        $12.720        $18.693        $18.194        $17.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,043          4,679          6,207          7,354          9,306
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.537        $18.452        $17.986        $17.136        $16.851
  Accumulation Unit Value at end of
   period                                $19.112        $12.537        $18.452        $17.986        $17.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             56             75             93            120
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.343        $16.676        $16.345        $13.911        $13.345
  Accumulation Unit Value at end of
   period                                $14.308        $11.343        $16.676        $16.345        $13.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,393          4,535          5,061          5,125          5,062
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.247        $16.560        $16.255        $13.855        $13.311
  Accumulation Unit Value at end of
   period                                $14.166        $11.247        $16.560        $16.255        $13.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100             55             76             82             55

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2004           2003           2002           2001           2000
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.589        $12.540        $11.649        $11.069        $10.000
  Accumulation Unit Value at end of
   period                                $12.768        $12.589        $12.540        $11.649        $11.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,180          8,638         15,450          5,739            939
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.515        $12.485        $11.616        $11.053        $10.000
  Accumulation Unit Value at end of
   period                                $12.674        $12.515        $12.485        $11.616        $11.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82            132            198             52              3
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.940        $10.000             --             --             --
  Accumulation Unit Value at end of
   period                                $15.114        $12.940             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                529            212             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.927        $10.000             --             --             --
  Accumulation Unit Value at end of
   period                                $15.077        $12.927             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.727        $13.261        $12.663        $12.369        $12.532
  Accumulation Unit Value at end of
   period                                $16.995        $15.727        $13.261        $12.663        $12.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,186         13,433         15,267         17,466         19,284
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.618        $13.188        $12.612        $12.338        $12.520
  Accumulation Unit Value at end of
   period                                $16.851        $15.618        $13.188        $12.612        $12.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116            138            136            137            115
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.068        $10.000             --             --             --
  Accumulation Unit Value at end of
   period                                $13.345        $12.068             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,861          2,036             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.056        $10.000             --             --             --
  Accumulation Unit Value at end of
   period                                $13.311        $12.056             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             25             --             --             --

APP V-2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2009           2008           2007           2006           2005
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.030        $37.976        $37.331        $33.490        $31.682
  Accumulation Unit Value at end of
   period                                $33.410        $25.030        $37.976        $37.331        $33.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,214          2,705          3,378          4,101          4,974
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.669        $37.486        $36.904        $33.157        $31.414
  Accumulation Unit Value at end of
   period                                $32.880        $24.669        $37.486        $36.904        $33.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             21             28             36             38
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.412        $30.394        $28.183        $23.141        $21.512
  Accumulation Unit Value at end of
   period                                $21.065        $16.412        $30.394        $28.183        $23.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,773          5,886          7,501          9,299         11,621
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.176        $30.002        $27.861        $22.911        $21.330
  Accumulation Unit Value at end of
   period                                $20.730        $16.176        $30.002        $27.861        $22.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             45             59             79             87
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.994        $12.196        $12.413        $12.214        $10.913
  Accumulation Unit Value at end of
   period                                $12.463         $9.994        $12.196        $12.413        $12.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,057          2,583          3,250          4,731          6,675
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.850        $12.038        $12.271        $12.092        $10.821
  Accumulation Unit Value at end of
   period                                $12.265         $9.850        $12.038        $12.271        $12.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             56             73            108            137
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.349        $35.441        $29.889        $23.808        $22.162
  Accumulation Unit Value at end of
   period                                $25.849        $24.349        $35.441        $29.889        $23.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,604          3,272          4,076          4,893          6,239
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.998        $34.984        $29.548        $23.572        $21.974
  Accumulation Unit Value at end of
   period                                $25.439        $23.998        $34.984        $29.548        $23.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             31             35             50             63
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $33.447        $55.213        $59.436        $51.874        $49.863
  Accumulation Unit Value at end of
   period                                $42.930        $33.447        $55.213        $59.436        $51.874
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,181         15,225         20,697         26,758         35,014
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $32.965        $54.500        $58.756        $51.358        $49.441
  Accumulation Unit Value at end of
   period                                $42.248        $32.965        $54.500        $58.756        $51.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            134            210            292            347

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2004           2003           2002           2001           2000
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.406        $24.435        $28.276        $31.287        $33.370
  Accumulation Unit Value at end of
   period                                $31.682        $29.406        $24.435        $28.276        $31.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,156          7,571          9,257         11,419         13,483
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.201        $24.301        $28.163        $31.209        $33.337
  Accumulation Unit Value at end of
   period                                $31.414        $29.201        $24.301        $28.163        $31.209
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             43             47             49             43
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.146        $14.988        $19.527        $28.154        $40.580
  Accumulation Unit Value at end of
   period                                $21.512        $19.146        $14.988        $19.527        $28.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,744         18,820         24,035         32,035         39,251
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.013        $14.906        $19.449        $28.084        $40.540
  Accumulation Unit Value at end of
   period                                $21.330        $19.013        $14.906        $19.449        $28.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            112            125            168            151
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.314         $8.804        $11.189        $14.101        $10.277
  Accumulation Unit Value at end of
   period                                $10.913        $10.314         $8.804        $11.189        $14.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,213         10,217         12,927         16,343         19,344
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.242         $8.755        $11.144        $14.066        $10.267
  Accumulation Unit Value at end of
   period                                $10.821        $10.242         $8.755        $11.144        $14.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                149            176            201            246            228
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.441        $14.960        $19.919        $25.946        $22.360
  Accumulation Unit Value at end of
   period                                $22.162        $18.441        $14.960        $19.919        $25.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,562          9,178         11,416         15,072         16,906
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.313        $14.878        $19.839        $25.882        $22.338
  Accumulation Unit Value at end of
   period                                $21.974        $18.313        $14.878        $19.839        $25.882
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             76             82             90             69
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $45.405        $36.059        $45.028        $48.663        $45.646
  Accumulation Unit Value at end of
   period                                $49.863        $45.405        $36.059        $45.028        $48.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             45,058         55,276         66,339         79,620         86,628
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $45.089        $35.861        $44.848        $48.542        $45.601
  Accumulation Unit Value at end of
   period                                $49.441        $45.089        $35.861        $44.848        $48.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                392            458            479            504            402

                                                                     APP V-3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2009           2008           2007           2006           2005
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.124         $5.079         $4.867         $4.539         $4.411
  Accumulation Unit Value at end of
   period                                 $4.351         $3.124         $5.079         $4.867         $4.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,538          1,547          1,832          2,378          2,899
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.082         $5.019         $4.817         $4.499         $4.379
  Accumulation Unit Value at end of
   period                                 $4.287         $3.082         $5.019         $4.817         $4.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             17             30             48             69
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.469        $34.907        $34.266        $31.418        $30.794
  Accumulation Unit Value at end of
   period                                $37.751        $25.469        $34.907        $34.266        $31.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,377          2,787          3,639          4,753          6,191
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.102        $34.456        $33.874        $31.106        $30.533
  Accumulation Unit Value at end of
   period                                $37.152        $25.102        $34.456        $33.874        $31.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             22             31             75             97
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.579        $28.713        $27.613        $26.713        $26.404
  Accumulation Unit Value at end of
   period                                $31.329        $21.579        $28.713        $27.613        $26.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,166          3,748          4,872          5,912          7,582
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.269        $28.342        $27.298        $26.448        $26.181
  Accumulation Unit Value at end of
   period                                $30.832        $21.269        $28.342        $27.298        $26.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             43             67             83            102
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.626        $26.412        $24.661        $19.531        $17.613
  Accumulation Unit Value at end of
   period                                $18.028        $14.626        $26.412        $24.661        $19.531
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,837          4,721          6,247          7,581          8,988
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.415        $26.071        $24.379        $19.337        $17.464
  Accumulation Unit Value at end of
   period                                $17.742        $14.415        $26.071        $24.379        $19.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             62             89            126            132
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.826        $25.893        $24.473        $19.446        $17.248
  Accumulation Unit Value at end of
   period                                $17.232        $13.826        $25.893        $24.473        $19.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,724          4,629          6,159          7,161          7,801
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.627        $25.559        $24.194        $19.252        $17.102
  Accumulation Unit Value at end of
   period                                $16.958        $13.627        $25.559        $24.194        $19.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             49             67             98             98

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2004           2003           2002           2001           2000
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.383         $3.600         $5.169         $7.701        $10.000
  Accumulation Unit Value at end of
   period                                 $4.411         $4.383         $3.600         $5.169         $7.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,810          4,703          4,912          5,980          5,402
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.357         $3.584         $5.154         $7.690        $10.000
  Accumulation Unit Value at end of
   period                                 $4.379         $4.357         $3.584         $5.154         $7.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             48             58             75             59
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.136        $22.492        $22.932        $22.388        $24.799
  Accumulation Unit Value at end of
   period                                $30.794        $28.136        $22.492        $22.932        $22.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,493         10,916         12,404         14,797         16,616
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.940        $22.368        $22.841        $22.332        $24.774
  Accumulation Unit Value at end of
   period                                $30.533        $27.940        $22.368        $22.841        $22.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103            122            116            128             99
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.569        $24.767        $23.235        $21.913        $20.574
  Accumulation Unit Value at end of
   period                                $26.404        $25.569        $24.767        $23.235        $21.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,652         12,283         15,434         15,106         13,817
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.391        $24.631        $23.143        $21.858        $20.554
  Accumulation Unit Value at end of
   period                                $26.181        $25.391        $24.631        $23.143        $21.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110            129            176            171            100
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.333        $12.064        $12.413        $15.868        $15.876
  Accumulation Unit Value at end of
   period                                $17.613        $15.333        $12.064        $12.413        $15.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,921         13,173         17,113         17,276         14,447
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.226        $11.998        $12.363        $15.829        $15.861
  Accumulation Unit Value at end of
   period                                $17.464        $15.226        $11.998        $12.363        $15.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                158            183            199            217             60
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.418        $10.567        $12.413        $15.868        $15.876
  Accumulation Unit Value at end of
   period                                $17.248        $14.418        $10.567        $12.413        $15.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,822          9,254         11,021         12,808         14,447
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.317        $10.509        $12.363        $15.829        $15.861
  Accumulation Unit Value at end of
   period                                $17.102        $14.317        $10.509        $12.363        $15.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             74             79             83             60

APP V-4

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2009           2008           2007           2006           2005
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.213        $19.730        $17.625        $14.138        $12.084
  Accumulation Unit Value at end of
   period                                $15.342        $11.213        $19.730        $17.625        $14.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,855          2,159          3,046          3,481          3,692
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.051        $19.475        $17.423        $13.997        $11.982
  Accumulation Unit Value at end of
   period                                $15.099        $11.051        $19.475        $17.423        $13.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             28             32             46             48
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.261        $10.484        $11.181         $9.925         $9.232
  Accumulation Unit Value at end of
   period                                 $8.099         $6.261        $10.484        $11.181         $9.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,233          5,749          8,114         10,865         13,742
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.171        $10.349        $11.053         $9.827         $9.154
  Accumulation Unit Value at end of
   period                                 $7.970         $6.171        $10.349        $11.053         $9.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            161            221            292            359
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.499        $18.580        $18.475        $16.246        $14.618
  Accumulation Unit Value at end of
   period                                $14.428        $10.499        $18.580        $18.475        $16.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                949          1,062          1,570          1,896          2,015
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.410        $18.450        $18.374        $16.181        $14.581
  Accumulation Unit Value at end of
   period                                $14.284        $10.410        $18.450        $18.374        $16.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             25             33             36             30
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.854         $1.828         $1.765         $1.710         $1.687
  Accumulation Unit Value at end of
   period                                 $1.835         $1.854         $1.828         $1.765         $1.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             45,957         66,179         54,602         52,280         54,112
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.827         $1.805         $1.745         $1.693         $1.673
  Accumulation Unit Value at end of
   period                                 $1.805         $1.827         $1.805         $1.745         $1.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                799          1,229          1,126            776            547
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.099        $24.946        $23.862        $22.236        $20.439
  Accumulation Unit Value at end of
   period                                $19.726        $15.099        $24.946        $23.862        $22.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,287          8,524         10,785         13,936         18,236
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.882        $24.624        $23.589        $22.015        $20.266
  Accumulation Unit Value at end of
   period                                $19.413        $14.882        $24.624        $23.589        $22.015
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             54             73            102            123

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2004           2003           2002           2001           2000
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.785         $8.187         $9.593        $13.611        $22.468
  Accumulation Unit Value at end of
   period                                $12.084        $10.785         $8.187         $9.593        $13.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,944          4,801          5,822          7,716         10,072
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.709         $8.142         $9.555        $13.577        $22.445
  Accumulation Unit Value at end of
   period                                $11.982        $10.709         $8.142         $9.555        $13.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             52             48             66             59
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.280         $6.598         $8.767        $11.793        $14.669
  Accumulation Unit Value at end of
   period                                 $9.232         $8.280         $6.598         $8.767        $11.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,783         20,471         24,848         33,076         37,893
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.222         $6.562         $8.732        $11.764        $14.655
  Accumulation Unit Value at end of
   period                                 $9.154         $8.222         $6.562         $8.732        $11.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                400            451            521            627            584
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.807        $10.000             --             --             --
  Accumulation Unit Value at end of
   period                                $14.618        $12.807             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,326            693             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.794        $10.000             --             --             --
  Accumulation Unit Value at end of
   period                                $14.581        $12.794             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             13             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.696         $1.707         $1.706         $1.663         $1.591
  Accumulation Unit Value at end of
   period                                 $1.687         $1.696         $1.707         $1.706         $1.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             71,282        128,493        228,352        244,882        179,303
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.684         $1.697         $1.699         $1.659         $1.589
  Accumulation Unit Value at end of
   period                                 $1.673         $1.684         $1.697         $1.699         $1.659
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                715          1,249          2,493          2,111          2,321
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.746        $14.325        $20.841        $30.190        $41.424
  Accumulation Unit Value at end of
   period                                $20.439        $18.746        $14.325        $20.841        $30.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,382         31,644         39,838         53,656         63,956
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.615        $14.247        $20.758        $30.114        $41.383
  Accumulation Unit Value at end of
   period                                $20.266        $18.615        $14.247        $20.758        $30.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                150            177            190            253            256

                                                                     APP V-5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2009           2008           2007           2006           2005
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.530        $14.047        $14.128        $12.835        $12.366
  Accumulation Unit Value at end of
   period                                $11.232         $8.530        $14.047        $14.128        $12.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,234          1,484          2,060          2,731          3,682
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.407        $13.866        $13.967        $12.707        $12.261
  Accumulation Unit Value at end of
   period                                $11.054         $8.407        $13.866        $13.967        $12.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             26             50             77             96
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.924        $23.236        $26.924        $23.222        $21.948
  Accumulation Unit Value at end of
   period                                $18.101        $13.924        $23.236        $26.924        $23.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,815          2,247          3,290          4,823          6,397
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.723        $22.936        $26.616        $22.991        $21.762
  Accumulation Unit Value at end of
   period                                $17.814        $13.723        $22.936        $26.616        $22.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             40             66             89            107
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.045        $13.705        $13.742        $12.417        $12.083
  Accumulation Unit Value at end of
   period                                 $9.986         $8.045        $13.705        $13.742        $12.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,827          7,598         10,407         13,466         18,161
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.929        $13.528        $13.585        $12.293        $11.980
  Accumulation Unit Value at end of
   period                                 $9.828         $7.929        $13.528        $13.585        $12.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103            111            157            239            324
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.081        $16.870        $16.438        $15.767        $14.215
  Accumulation Unit Value at end of
   period                                $12.456         $9.081        $16.870        $16.438        $15.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,099          3,002          3,976          5,467          7,353
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.950        $16.652        $16.250        $15.610        $14.095
  Accumulation Unit Value at end of
   period                                $12.259         $8.950        $16.652        $16.250        $15.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             56             72             87            135
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $35.987        $57.812        $55.420        $53.169        $50.896
  Accumulation Unit Value at end of
   period                                $58.305        $35.987        $57.812        $55.420        $53.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,724          6,821          8,907         12,132         16,443
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $35.469        $57.066        $54.786        $52.640        $50.466
  Accumulation Unit Value at end of
   period                                $57.379        $35.469        $57.066        $54.786        $52.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             62             86            117            149

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2004           2003           2002           2001           2000
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.634         $9.386        $12.213        $15.218        $15.712
  Accumulation Unit Value at end of
   period                                $12.366        $11.634         $9.386        $12.213        $15.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,113          6,474          7,998          9,462          8,335
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.553         $9.335        $12.164        $15.180        $15.696
  Accumulation Unit Value at end of
   period                                $12.261        $11.553         $9.335        $12.164        $15.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                107            115            135            178            128
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.588        $11.886        $14.711        $12.598        $10.251
  Accumulation Unit Value at end of
   period                                $21.948        $17.588        $11.886        $14.711        $12.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,120          8,747          9,857          8,798          2,707
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.466        $11.821        $14.652        $12.566        $10.241
  Accumulation Unit Value at end of
   period                                $21.762        $17.466        $11.821        $14.652        $12.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138            126            128            112             65
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.295         $9.760        $10.826        $10.898        $10.063
  Accumulation Unit Value at end of
   period                                $12.083        $11.295         $9.760        $10.826        $10.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,935         24,535         25,071         19,770         14,689
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.216         $9.707        $10.782        $10.871        $10.053
  Accumulation Unit Value at end of
   period                                $11.980        $11.216         $9.707        $10.782        $10.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                323            335            363            343            255
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.124         $9.215        $13.422        $20.439        $21.587
  Accumulation Unit Value at end of
   period                                $14.215        $12.124         $9.215        $13.422        $20.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,369         11,313         13,188         17,371         20,369
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.039         $9.164        $13.369        $20.388        $21.566
  Accumulation Unit Value at end of
   period                                $14.095        $12.039         $9.164        $13.369        $20.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114            133            144            181            175
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $48.999        $39.701        $54.656        $71.280        $86.479
  Accumulation Unit Value at end of
   period                                $50.896        $48.999        $39.701        $54.656        $71.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,445         28,507         34,829         44,335         51,763
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $48.657        $39.483        $54.437        $71.102        $86.393
  Accumulation Unit Value at end of
   period                                $50.466        $48.657        $39.483        $54.437        $71.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                177            207            235            287            257

APP V-6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2009           2008           2007           2006           2005
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.873        $13.993        $13.063        $12.798        $12.768
  Accumulation Unit Value at end of
   period                                $16.601        $13.873        $13.993        $13.063        $12.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,017          3,239          2,526          2,857          3,726
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.689        $13.828        $12.928        $12.685        $12.674
  Accumulation Unit Value at end of
   period                                $16.356        $13.689        $13.828        $12.928        $12.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             50             32             38             43
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.744        $16.767        $18.745        $16.466        $15.114
  Accumulation Unit Value at end of
   period                                $15.466        $10.744        $16.767        $18.745        $16.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                397            426            638            803            679
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.653        $16.650        $18.642        $16.400        $15.077
  Accumulation Unit Value at end of
   period                                $15.312        $10.653        $16.650        $18.642        $16.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             10             12              7
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.720        $18.693        $18.194        $17.308        $16.995
  Accumulation Unit Value at end of
   period                                $19.420        $12.720        $18.693        $18.194        $17.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,043          4,679          6,207          7,354          9,306
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.537        $18.452        $17.986        $17.136        $16.851
  Accumulation Unit Value at end of
   period                                $19.112        $12.537        $18.452        $17.986        $17.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             56             75             93            120
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.343        $16.676        $16.345        $13.911        $13.345
  Accumulation Unit Value at end of
   period                                $14.308        $11.343        $16.676        $16.345        $13.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,393          4,535          5,061          5,125          5,062
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.247        $16.560        $16.255        $13.855        $13.311
  Accumulation Unit Value at end of
   period                                $14.166        $11.247        $16.560        $16.255        $13.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100             55             76             82             55
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.030        $37.976        $37.331        $33.490        $31.682
  Accumulation Unit Value at end of
   period                                $33.410        $25.030        $37.976        $37.331        $33.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,214          2,705          3,378          4,101          4,974
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.669        $37.486        $36.904        $33.157        $31.414
  Accumulation Unit Value at end of
   period                                $32.880        $24.669        $37.486        $36.904        $33.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             21             28             36             38

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2004           2003           2002           2001           2000
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.589        $12.540        $11.649        $11.069        $10.000
  Accumulation Unit Value at end of
   period                                $12.768        $12.589        $12.540        $11.649        $11.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,180          8,638         15,450          5,739            939
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.515        $12.485        $11.616        $11.053        $10.000
  Accumulation Unit Value at end of
   period                                $12.674        $12.515        $12.485        $11.616        $11.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82            132            198             52              3
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.940        $10.000             --             --             --
  Accumulation Unit Value at end of
   period                                $15.114        $12.940             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                529            212             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.927        $10.000             --             --             --
  Accumulation Unit Value at end of
   period                                $15.077        $12.927             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.727        $13.261        $12.663        $12.369        $12.532
  Accumulation Unit Value at end of
   period                                $16.995        $15.727        $13.261        $12.663        $12.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,186         13,433         15,267         17,466         19,284
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.618        $13.188        $12.612        $12.338        $12.520
  Accumulation Unit Value at end of
   period                                $16.851        $15.618        $13.188        $12.612        $12.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116            138            136            137            115
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.068        $10.000             --             --             --
  Accumulation Unit Value at end of
   period                                $13.345        $12.068             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,861          2,036             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.056        $10.000             --             --             --
  Accumulation Unit Value at end of
   period                                $13.311        $12.056             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             25             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.406        $24.435        $28.276        $31.287        $33.370
  Accumulation Unit Value at end of
   period                                $31.682        $29.406        $24.435        $28.276        $31.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,156          7,571          9,257         11,419         13,483
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.201        $24.301        $28.163        $31.209        $33.337
  Accumulation Unit Value at end of
   period                                $31.414        $29.201        $24.301        $28.163        $31.209
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             43             47             49             43

                                                                     APP V-7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2009           2008           2007           2006           2005
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.412        $30.394        $28.183        $23.141        $21.512
  Accumulation Unit Value at end of
   period                                $21.065        $16.412        $30.394        $28.183        $23.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,773          5,886          7,501          9,299         11,621
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.176        $30.002        $27.861        $22.911        $21.330
  Accumulation Unit Value at end of
   period                                $20.730        $16.176        $30.002        $27.861        $22.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             45             59             79             87
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.994        $12.196        $12.413        $12.214        $10.913
  Accumulation Unit Value at end of
   period                                $12.463         $9.994        $12.196        $12.413        $12.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,057          2,583          3,250          4,731          6,675
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.850        $12.038        $12.271        $12.092        $10.821
  Accumulation Unit Value at end of
   period                                $12.265         $9.850        $12.038        $12.271        $12.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             56             73            108            137
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.349        $35.441        $29.889        $23.808        $22.162
  Accumulation Unit Value at end of
   period                                $25.849        $24.349        $35.441        $29.889        $23.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,604          3,272          4,076          4,893          6,239
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.998        $34.984        $29.548        $23.572        $21.974
  Accumulation Unit Value at end of
   period                                $25.439        $23.998        $34.984        $29.548        $23.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             31             35             50             63
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $33.447        $55.213        $59.436        $51.874        $49.863
  Accumulation Unit Value at end of
   period                                $42.930        $33.447        $55.213        $59.436        $51.874
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,181         15,225         20,697         26,758         35,014
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $32.965        $54.500        $58.756        $51.358        $49.441
  Accumulation Unit Value at end of
   period                                $42.248        $32.965        $54.500        $58.756        $51.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            134            210            292            347
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.124         $5.079         $4.867         $4.539         $4.411
  Accumulation Unit Value at end of
   period                                 $4.351         $3.124         $5.079         $4.867         $4.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,538          1,547          1,832          2,378          2,899
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.082         $5.019         $4.817         $4.499         $4.379
  Accumulation Unit Value at end of
   period                                 $4.287         $3.082         $5.019         $4.817         $4.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             17             30             48             69

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2004           2003           2002           2001           2000
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.146        $14.988        $19.527        $28.154        $40.580
  Accumulation Unit Value at end of
   period                                $21.512        $19.146        $14.988        $19.527        $28.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,744         18,820         24,035         32,035         39,251
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.013        $14.906        $19.449        $28.084        $40.540
  Accumulation Unit Value at end of
   period                                $21.330        $19.013        $14.906        $19.449        $28.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            112            125            168            151
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.314         $8.804        $11.189        $14.101        $10.277
  Accumulation Unit Value at end of
   period                                $10.913        $10.314         $8.804        $11.189        $14.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,213         10,217         12,927         16,343         19,344
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.242         $8.755        $11.144        $14.066        $10.267
  Accumulation Unit Value at end of
   period                                $10.821        $10.242         $8.755        $11.144        $14.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                149            176            201            246            228
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.441        $14.960        $19.919        $25.946        $22.360
  Accumulation Unit Value at end of
   period                                $22.162        $18.441        $14.960        $19.919        $25.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,562          9,178         11,416         15,072         16,906
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.313        $14.878        $19.839        $25.882        $22.338
  Accumulation Unit Value at end of
   period                                $21.974        $18.313        $14.878        $19.839        $25.882
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             76             82             90             69
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $45.405        $36.059        $45.028        $48.663        $45.646
  Accumulation Unit Value at end of
   period                                $49.863        $45.405        $36.059        $45.028        $48.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             45,058         55,276         66,339         79,620         86,628
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $45.089        $35.861        $44.848        $48.542        $45.601
  Accumulation Unit Value at end of
   period                                $49.441        $45.089        $35.861        $44.848        $48.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                392            458            479            504            402
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.383         $3.600         $5.169         $7.701        $10.000
  Accumulation Unit Value at end of
   period                                 $4.411         $4.383         $3.600         $5.169         $7.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,810          4,703          4,912          5,980          5,402
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.357         $3.584         $5.154         $7.690        $10.000
  Accumulation Unit Value at end of
   period                                 $4.379         $4.357         $3.584         $5.154         $7.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             48             58             75             59

APP V-8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2009           2008           2007           2006           2005
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.469        $34.907        $34.266        $31.418        $30.794
  Accumulation Unit Value at end of
   period                                $37.751        $25.469        $34.907        $34.266        $31.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,377          2,787          3,639          4,753          6,191
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.102        $34.456        $33.874        $31.106        $30.533
  Accumulation Unit Value at end of
   period                                $37.152        $25.102        $34.456        $33.874        $31.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             22             31             75             97
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.579        $28.713        $27.613        $26.713        $26.404
  Accumulation Unit Value at end of
   period                                $31.329        $21.579        $28.713        $27.613        $26.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,166          3,748          4,872          5,912          7,582
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.269        $28.342        $27.298        $26.448        $26.181
  Accumulation Unit Value at end of
   period                                $30.832        $21.269        $28.342        $27.298        $26.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             43             67             83            102
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.626        $26.412        $24.661        $19.531        $17.613
  Accumulation Unit Value at end of
   period                                $18.028        $14.626        $26.412        $24.661        $19.531
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,837          4,721          6,247          7,581          8,988
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.415        $26.071        $24.379        $19.337        $17.464
  Accumulation Unit Value at end of
   period                                $17.742        $14.415        $26.071        $24.379        $19.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             62             89            126            132
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.826        $25.893        $24.473        $19.446        $17.248
  Accumulation Unit Value at end of
   period                                $17.232        $13.826        $25.893        $24.473        $19.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,724          4,629          6,159          7,161          7,801
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.627        $25.559        $24.194        $19.252        $17.102
  Accumulation Unit Value at end of
   period                                $16.958        $13.627        $25.559        $24.194        $19.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             49             67             98             98
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.213        $19.730        $17.625        $14.138        $12.084
  Accumulation Unit Value at end of
   period                                $15.342        $11.213        $19.730        $17.625        $14.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,855          2,159          3,046          3,481          3,692
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.051        $19.475        $17.423        $13.997        $11.982
  Accumulation Unit Value at end of
   period                                $15.099        $11.051        $19.475        $17.423        $13.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             28             32             46             48

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2004           2003           2002           2001           2000
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.136        $22.492        $22.932        $22.388        $24.799
  Accumulation Unit Value at end of
   period                                $30.794        $28.136        $22.492        $22.932        $22.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,493         10,916         12,404         14,797         16,616
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.940        $22.368        $22.841        $22.332        $24.774
  Accumulation Unit Value at end of
   period                                $30.533        $27.940        $22.368        $22.841        $22.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103            122            116            128             99
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.569        $24.767        $23.235        $21.913        $20.574
  Accumulation Unit Value at end of
   period                                $26.404        $25.569        $24.767        $23.235        $21.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,652         12,283         15,434         15,106         13,817
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.391        $24.631        $23.143        $21.858        $20.554
  Accumulation Unit Value at end of
   period                                $26.181        $25.391        $24.631        $23.143        $21.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110            129            176            171            100
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.333        $12.064        $12.413        $15.868        $15.876
  Accumulation Unit Value at end of
   period                                $17.613        $15.333        $12.064        $12.413        $15.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,921         13,173         17,113         17,276         14,447
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.226        $11.998        $12.363        $15.829        $15.861
  Accumulation Unit Value at end of
   period                                $17.464        $15.226        $11.998        $12.363        $15.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                158            183            199            217             60
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.418        $10.567        $12.413        $15.868        $15.876
  Accumulation Unit Value at end of
   period                                $17.248        $14.418        $10.567        $12.413        $15.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,822          9,254         11,021         12,808         14,447
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.317        $10.509        $12.363        $15.829        $15.861
  Accumulation Unit Value at end of
   period                                $17.102        $14.317        $10.509        $12.363        $15.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             74             79             83             60
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.785         $8.187         $9.593        $13.611        $22.468
  Accumulation Unit Value at end of
   period                                $12.084        $10.785         $8.187         $9.593        $13.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,944          4,801          5,822          7,716         10,072
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.709         $8.142         $9.555        $13.577        $22.445
  Accumulation Unit Value at end of
   period                                $11.982        $10.709         $8.142         $9.555        $13.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             52             48             66             59

                                                                     APP V-9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2009           2008           2007           2006           2005
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.261        $10.484        $11.181         $9.925         $9.232
  Accumulation Unit Value at end of
   period                                 $8.099         $6.261        $10.484        $11.181         $9.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,233          5,749          8,114         10,865         13,742
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.171        $10.349        $11.053         $9.827         $9.154
  Accumulation Unit Value at end of
   period                                 $7.970         $6.171        $10.349        $11.053         $9.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            161            221            292            359
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.499        $18.580        $18.475        $16.246        $14.618
  Accumulation Unit Value at end of
   period                                $14.428        $10.499        $18.580        $18.475        $16.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                949          1,062          1,570          1,896          2,015
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.410        $18.450        $18.374        $16.181        $14.581
  Accumulation Unit Value at end of
   period                                $14.284        $10.410        $18.450        $18.374        $16.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             25             33             36             30
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.854         $1.828         $1.765         $1.710         $1.687
  Accumulation Unit Value at end of
   period                                 $1.835         $1.854         $1.828         $1.765         $1.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             45,957         66,179         54,602         52,280         54,112
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.827         $1.805         $1.745         $1.693         $1.673
  Accumulation Unit Value at end of
   period                                 $1.805         $1.827         $1.805         $1.745         $1.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                799          1,229          1,126            776            547
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.099        $24.946        $23.862        $22.236        $20.439
  Accumulation Unit Value at end of
   period                                $19.726        $15.099        $24.946        $23.862        $22.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,287          8,524         10,785         13,936         18,236
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.882        $24.624        $23.589        $22.015        $20.266
  Accumulation Unit Value at end of
   period                                $19.413        $14.882        $24.624        $23.589        $22.015
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             54             73            102            123
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.530        $14.047        $14.128        $12.835        $12.366
  Accumulation Unit Value at end of
   period                                $11.232         $8.530        $14.047        $14.128        $12.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,234          1,484          2,060          2,731          3,682
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.407        $13.866        $13.967        $12.707        $12.261
  Accumulation Unit Value at end of
   period                                $11.054         $8.407        $13.866        $13.967        $12.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             26             50             77             96

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2004           2003           2002           2001           2000
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.280         $6.598         $8.767        $11.793        $14.669
  Accumulation Unit Value at end of
   period                                 $9.232         $8.280         $6.598         $8.767        $11.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,783         20,471         24,848         33,076         37,893
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.222         $6.562         $8.732        $11.764        $14.655
  Accumulation Unit Value at end of
   period                                 $9.154         $8.222         $6.562         $8.732        $11.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                400            451            521            627            584
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.807        $10.000             --             --             --
  Accumulation Unit Value at end of
   period                                $14.618        $12.807             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,326            693             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.794        $10.000             --             --             --
  Accumulation Unit Value at end of
   period                                $14.581        $12.794             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             13             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.696         $1.707         $1.706         $1.663         $1.591
  Accumulation Unit Value at end of
   period                                 $1.687         $1.696         $1.707         $1.706         $1.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             71,282        128,493        228,352        244,882        179,303
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.684         $1.697         $1.699         $1.659         $1.589
  Accumulation Unit Value at end of
   period                                 $1.673         $1.684         $1.697         $1.699         $1.659
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                715          1,249          2,493          2,111          2,321
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.746        $14.325        $20.841        $30.190        $41.424
  Accumulation Unit Value at end of
   period                                $20.439        $18.746        $14.325        $20.841        $30.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,382         31,644         39,838         53,656         63,956
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.615        $14.247        $20.758        $30.114        $41.383
  Accumulation Unit Value at end of
   period                                $20.266        $18.615        $14.247        $20.758        $30.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                150            177            190            253            256
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.634         $9.386        $12.213        $15.218        $15.712
  Accumulation Unit Value at end of
   period                                $12.366        $11.634         $9.386        $12.213        $15.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,113          6,474          7,998          9,462          8,335
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.553         $9.335        $12.164        $15.180        $15.696
  Accumulation Unit Value at end of
   period                                $12.261        $11.553         $9.335        $12.164        $15.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                107            115            135            178            128

APP V-10

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                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2009           2008           2007           2006           2005
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.924        $23.236        $26.924        $23.222        $21.948
  Accumulation Unit Value at end of
   period                                $18.101        $13.924        $23.236        $26.924        $23.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,815          2,247          3,290          4,823          6,397
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.723        $22.936        $26.616        $22.991        $21.762
  Accumulation Unit Value at end of
   period                                $17.814        $13.723        $22.936        $26.616        $22.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             40             66             89            107
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.045        $13.705        $13.742        $12.417        $12.083
  Accumulation Unit Value at end of
   period                                 $9.986         $8.045        $13.705        $13.742        $12.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,827          7,598         10,407         13,466         18,161
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.929        $13.528        $13.585        $12.293        $11.980
  Accumulation Unit Value at end of
   period                                 $9.828         $7.929        $13.528        $13.585        $12.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103            111            157            239            324
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.081        $16.870        $16.438        $15.767        $14.215
  Accumulation Unit Value at end of
   period                                $12.456         $9.081        $16.870        $16.438        $15.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,099          3,002          3,976          5,467          7,353
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.950        $16.652        $16.250        $15.610        $14.095
  Accumulation Unit Value at end of
   period                                $12.259         $8.950        $16.652        $16.250        $15.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             56             72             87            135
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $35.987        $57.812        $55.420        $53.169        $50.896
  Accumulation Unit Value at end of
   period                                $58.305        $35.987        $57.812        $55.420        $53.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,724          6,821          8,907         12,132         16,443
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $35.469        $57.066        $54.786        $52.640        $50.466
  Accumulation Unit Value at end of
   period                                $57.379        $35.469        $57.066        $54.786        $52.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             62             86            117            149

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2004           2003           2002           2001           2000
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.588        $11.886        $14.711        $12.598        $10.251
  Accumulation Unit Value at end of
   period                                $21.948        $17.588        $11.886        $14.711        $12.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,120          8,747          9,857          8,798          2,707
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.466        $11.821        $14.652        $12.566        $10.241
  Accumulation Unit Value at end of
   period                                $21.762        $17.466        $11.821        $14.652        $12.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138            126            128            112             65
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.295         $9.760        $10.826        $10.898        $10.063
  Accumulation Unit Value at end of
   period                                $12.083        $11.295         $9.760        $10.826        $10.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,935         24,535         25,071         19,770         14,689
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.216         $9.707        $10.782        $10.871        $10.053
  Accumulation Unit Value at end of
   period                                $11.980        $11.216         $9.707        $10.782        $10.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                323            335            363            343            255
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.124         $9.215        $13.422        $20.439        $21.587
  Accumulation Unit Value at end of
   period                                $14.215        $12.124         $9.215        $13.422        $20.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,369         11,313         13,188         17,371         20,369
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.039         $9.164        $13.369        $20.388        $21.566
  Accumulation Unit Value at end of
   period                                $14.095        $12.039         $9.164        $13.369        $20.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114            133            144            181            175
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $48.999        $39.701        $54.656        $71.280        $86.479
  Accumulation Unit Value at end of
   period                                $50.896        $48.999        $39.701        $54.656        $71.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,445         28,507         34,829         44,335         51,763
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $48.657        $39.483        $54.437        $71.102        $86.393
  Accumulation Unit Value at end of
   period                                $50.466        $48.657        $39.483        $54.437        $71.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                177            207            235            287            257

To obtain a Statement of Additional Information for the Series III and IV/Series V of Putnam Hartford Capital Manager variable annuities, please complete the form below and mail to:


     The Hartford
     Attn: Retirement Division
     P.O. Box 5085
     Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SEPARATE ACCOUNT TEN

      SERIES III AND SERIES IV/SERIES V OF PUTNAM HARTFORD CAPITAL MANAGER

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Retirement Division, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: May 3, 2010
Date of Statement of Additional Information: May 3, 2010


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    5
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 30, 2010 (which report expresses an unqualified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of
2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Ten (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such reports are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2009: $822,422; 2008:
$1,704,718; and 2007: $2,396,800.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2009 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal Credit Union, Advantage Capital Corp., Advisory Group Equity Services Ltd., AF Brokerage, AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Allen & Company of Florida, Inc., Alliance Bernstein Investment Research, Alliance Bernstein Investments, Inc., Altura Credit Union, Amcore Investment Services, Inc., American Funds, American General Securities, Inc., American Portfolios Financial Services, Ameriprise Advisor Services, Inc., Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Investment Services, Inc., Anchor Bank, Arvest Asset Management, Arvest Bank, Associated Bank, N.A., Associated Investment Services, Inc., Associated Securities Corp., Atlantic Southern Bank, AXA Advisors, LLC, B .C. Ziegler and Company, Banc of America Investment Services, Inc., Bancnorth Investment Group, Inc., Bancorpsouth Bank, Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------


N.A., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankUnited FSB, BB&T Investment Services, Inc., BCG Securities, Inc., Benchmark Investments, Inc., Berthel, Fisher & Co. Financial Services, BISA, BOSC, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Services Corp., Brookstone Securities, Inc., Brookstreet Securities Corp., Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., California National Bank, Cambridge Investment Research, Inc., Camden National Bank, Cantella & Co., Inc., Capital Analysts, Inc., Capital Bank, Capital Financial Services, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Capitol Securities Management, Inc., Carolina First Bank, CBIZ Financial Solutions, Inc., CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Centennial Securities Co., Inc., Centra Bank, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Chicago Investment Group, LLC, CIBC World Markets Corp., Citadel Federal Credit Union, Citi Bank, Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Colonial Bank, N.A., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Community Bank, Compass Bank, Compass Brokerage, Inc., Coordinated Capital Securities, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, Cumberland Brokerage Corp., Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Dempsey Lord Smith LLC, Deutsche Bank Securities, Inc., Dominion Investor Services, Inc., Dorsey & Company, Inc., Dougherty & Company LLC, Eagle One Financial, Eagle One Investments, LLC, Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Equable Securities Corporation, Equity Services, Inc., Essex Financial Services, Inc., Essex National Securities, Inc., Excel Securities & Assoc., Inc., Fairpoint Capital, Inc., FCG Advisors, Feltl & Company, Ferris Baker Watts, Fidelity Bank, Fidelity Brokerage Services, Inc., Fidelity Brokerage Services, LLC, Fidelity Investments, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Brokerage America, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Trust Co., N. A., First Financial Equity Corp., First Global Securities, Inc., First Heartland Capital, Inc., First Investment Services, First National B & T of Columbus, First Niagara Bank, First South Bank, First Southeast Inv. Services, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, First Western Securities, Inc., Five Star Investment Services, Inc., Florida Investment Advisers, FNB Brokerage Services, Inc., Division, Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Fremont Bank, Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Girard Securities, Inc., Gold Coast Securities, Inc., Great American Advisors, Inc., Gregory J Schwartz & Co., Inc., Grey Investment, Gunnallen Financial, Inc., GWN Securities, Inc., H & R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbor Financial Services, LLC, Harbour Investments, Inc., Harris Investor Services, Inc., Harvest Capital LLC, Hazard & Siegel, Inc., Heartland Investment Assoc., Inc., Heim Young & Associates, Inc., Heritage Family Federal Credit Union, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Brokerage, Inc., HSBC Securities
(USA) Inc., Huntingdon Securities Corp., Huntington Investments, Huntington National Bank, Huntington Valley Bank, IBN Financial Services, Inc., IMS Securities, Inc., Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, Insignia Bank, InterSecurities Inc., Inverness Securities, LLC, Invesmart Securities LLC, INVEST Financial Corporation, INVEST Bank of Oak Ridge, INVEST United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J. B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, Kern Schools Federal Credit Union, Key Bank, Key Investment Services, LLC., KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, Lara, Shull & May, LTD, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Leonard & Company, Liberty Group, LLC, Linclon Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Lord, Abbett & Co., LPL Financial Corporation, M Griffith Locke Investment Services, M & I Bank, M & T Bank, M & T Securities, Inc., M.L. Stern & Co., Inc., May Financial Corporation, , Means Investment Co., Inc., Merrill Lynch Inc., Mesirow Financial, Inc., MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., MidFirst Bank, Midwestern Securities Trading Co., LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Money Management Advisory, Inc., Morgan Keegan & Co., Inc., Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Service Corp., Natcity Investments, National Advisors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities, Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., Nollenberger Capital Partners, Northwestern Mutual Inv. Services, NPB Financial Group LLC, Nutmeg Securities, Ltd., NYLIFE Securities, Inc., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Orange County Teachers FCU, Orange Countys Credit Union, Pacco Capital Solutions, LLC, Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Park Avenue Securities, LLC, Parsonex Securities, Inc., Partnervest Securities, Inc., Paulson Investment Company, Inc., Peoples Securities, Inc., PlanMember Securities Corp., Planning Corp. (IM&R), PNC Bank Corp., PNC Investments LLC, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., RBC Capital Markets Corp., RBC Dain FID Division, Regal Securities, Inc., Resource Horizons Group, LLC, RiverStone Wealth Management, Inc., Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Royal Securities Company,

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


Ryan Financial, Inc., S.C. Parker & Co., Inc., S. Smith Barney Bank Investments Centers, Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., Santa Barbara Bank & Trust, Scott & Stringfellow, Inc., Seacoast Investor Services, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signal Securities, Inc., Signator Investors, Inc., Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith Hayes Financial Services Corp., South Valley Wealth Management, Southeast Investments N.C., Inc., Southwest Securities, Inc., Sovereign Bank, Space Coast Credit Union, Spectrum Capital Inc., Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Stockcross, Inc., Strategic Financial Alliance, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services, Inc., Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., The Winning Edge Financial Group, Thoroughbred Financial Services, LLC, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Tricor Financial Services, Ltd., Triune Capital Advisors, TrustCore Investments, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UBS International, UMB Bank, UMB Financial Services, Inc., Union Bank of California,
N. A., UnionBanc Investment Services, United Bank, Inc., United Brokerage Services, Inc., United Community Bank, United Financial Group, United Planners Financial Services of America, US Bancorp Investments, US Bank, US Discount Brokerage, Inc., USA Financial Securities Corp., UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, Veritrust Financial, LLC, VFinance Investments, Inc., VSR Financial Services, Inc., Wachovia Bank, Wachovia Securities ISG, Wachovia Securities LLC., Wall Street Financial Group, Walnut Street Securities, Inc., WaMu Investments, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, Western State Bank, Westfield Bakerink Brozak, LLC, WFG Investments, Inc., Woodbury Financial Services, Inc., Woodmen Financial Services, Inc., Woodstock Financial Group, Inc., Workman Securities Corp., WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT TEN AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Ten (the "Account"), as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life and Annuity Insurance Company Separate Account Ten as of December 31, 2009, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                           PUTNAM VT
                                            PUTNAM VT      AMERICAN
                                               MID        GOVERNMENT
                                            CAP VALUE       INCOME
                                           SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   1,357,654      3,970,001
   Class IB                                     304,471        632,700
                                          =============  =============
  Cost:
   Class IA                                 $16,841,789    $44,438,290
   Class IB                                   3,961,663      7,446,973
                                          =============  =============
  Market Value:
   Class IA                                 $14,173,907    $51,887,920
   Class IB                                   3,169,545      8,237,762
 Due from Hartford Life & Annuity
  Insurance Company                              21,041        109,275
 Receivable from fund shares sold                    --             --
 Other assets                                        --             --
                                          -------------  -------------
 Total Assets                                17,364,493     60,234,957
                                          -------------  -------------
LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                                  --             --
 Payable for fund shares purchased               21,041        109,275
 Other liabilities                                   --              1
                                          -------------  -------------
 Total Liabilities                               21,041        109,276
                                          -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                               $17,343,452    $60,125,681
                                          =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               PUTNAM VT      PUTNAM VT      PUTNAM VT
                              DIVERSIFIED   GLOBAL ASSET       GLOBAL
                                INCOME       ALLOCATION        EQUITY
                              SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                      9,959,084      5,562,357      10,160,316
   Class IB                      1,655,178        498,004         195,517
                             =============  =============  ==============
  Cost:
   Class IA                    $99,626,148    $77,476,083    $133,238,611
   Class IB                     13,942,305      6,612,347       2,367,090
                             =============  =============  ==============
  Market Value:
   Class IA                    $80,768,175    $75,870,548    $102,924,009
   Class IB                     13,406,944      6,832,620       1,966,903
 Due from Hartford Life &
  Annuity Insurance Company             --             --              --
 Receivable from fund
  shares sold                        7,376         18,056          36,253
 Other assets                           --              1              --
                             -------------  -------------  --------------
 Total Assets                   94,182,495     82,721,225     104,927,165
                             -------------  -------------  --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company          7,376         18,056          36,253
 Payable for fund shares
  purchased                             --             --              --
 Other liabilities                       1             --               3
                             -------------  -------------  --------------
 Total Liabilities                   7,377         18,056          36,256
                             -------------  -------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities         $94,175,118    $82,703,169    $104,890,909
                             =============  =============  ==============

                               PUTNAM VT       PUTNAM VT           PUTNAM VT
                               GROWTH AND       GROWTH           GLOBAL HEALTH
                                 INCOME      OPPORTUNITIES           CARE
                              SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT (A)
---------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                      37,086,135      1,442,133           2,171,415
   Class IB                       1,657,600        319,919             217,181
                             ==============  =============       =============
  Cost:
   Class IA                    $632,203,297    $14,721,527         $21,661,086
   Class IB                      36,882,876      1,785,990           2,520,969
                             ==============  =============       =============
  Market Value:
   Class IA                    $536,265,507     $6,994,348         $26,751,836
   Class IB                      23,869,449      1,535,612           2,640,919
 Due from Hartford Life &
  Annuity Insurance Company              --             --                 692
 Receivable from fund
  shares sold                       280,590         11,948                  --
 Other assets                            12             --                  --
                             --------------  -------------       -------------
 Total Assets                   560,415,558      8,541,908          29,393,447
                             --------------  -------------       -------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company         280,590         11,948                  --
 Payable for fund shares
  purchased                              --             --                 692
 Other liabilities                       --             --                   1
                             --------------  -------------       -------------
 Total Liabilities                  280,590         11,948                 693
                             --------------  -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities         $560,134,968     $8,529,960         $29,392,754
                             ==============  =============       =============

(a)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                            PUTNAM VT       PUTNAM VT
                                            HIGH YIELD        INCOME
                                           SUB-ACCOUNT     SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   13,811,109       8,287,694
   Class IB                                    1,387,491       1,560,764
                                          ==============  ==============
  Cost:
   Class IA                                 $159,071,056    $111,490,700
   Class IB                                    9,954,793      19,642,245
                                          ==============  ==============
  Market Value:
   Class IA                                  $91,705,767    $102,684,534
   Class IB                                    9,157,449      19,197,408
 Due from Hartford Life & Annuity
  Insurance Company                               47,328              --
 Receivable from fund shares sold                     --           8,297
 Other assets                                          1              --
                                          --------------  --------------
 Total Assets                                100,910,545     121,890,239
                                          --------------  --------------
LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                                   --           8,297
 Payable for fund shares purchased                47,328              --
 Other liabilities                                    --               1
                                          --------------  --------------
 Total Liabilities                                47,328           8,298
                                          --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                               $100,863,217    $121,881,941
                                          ==============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          PUTNAM VT                     PUTNAM VT
                                        INTERNATIONAL    PUTNAM VT    INTERNATIONAL
                                         GROWTH AND    INTERNATIONAL       NEW
                                           INCOME         EQUITY      OPPORTUNITIES
                                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 7,256,122      6,351,646      1,827,653
   Class IB                                   794,520        957,941        128,922
                                        =============  =============  =============
  Cost:
   Class IA                               $80,150,138    $71,697,104    $18,797,429
   Class IB                                 9,476,231     12,899,042      1,797,462
                                        =============  =============  =============
  Market Value:
   Class IA                               $66,030,709    $71,138,437    $28,950,029
   Class IB                                 7,158,633     10,613,994      2,036,983
 Due from Hartford Life & Annuity
  Insurance Company                                --             --             --
 Receivable from fund shares sold               3,793         63,587         13,208
 Other assets                                       1              2             --
                                        -------------  -------------  -------------
 Total Assets                              73,193,136     81,816,020     31,000,220
                                        -------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                             3,846         63,587         13,208
 Payable for fund shares purchased                 --             --             --
 Other liabilities                                 --             --             --
                                        -------------  -------------  -------------
 Total Liabilities                              3,846         63,587         13,208
                                        -------------  -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $73,189,290    $81,752,433    $30,987,012
                                        =============  =============  =============


                                                                                                 PUTNAM VT
                                               PUTNAM VT                PUTNAM VT                   NEW
                                               INVESTORS              MONEY MARKET             OPPORTUNITIES
                                            SUB-ACCOUNT (B)            SUB-ACCOUNT            SUB-ACCOUNT (C)
--------------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      4,964,978               86,464,026                 8,395,985
   Class IB                                      1,025,547                8,938,209                   407,424
                                             =============            =============            ==============
  Cost:
   Class IA                                    $52,346,509              $86,464,026               $97,591,544
   Class IB                                      9,167,690                8,938,192                 7,058,649
                                             =============            =============            ==============
  Market Value:
   Class IA                                    $44,734,453              $86,464,026              $145,586,394
   Class IB                                      9,209,419                8,938,209                 6,958,829
 Due from Hartford Life & Annuity
  Insurance Company                                     --                       --                        --
 Receivable from fund shares sold                   73,568                  314,145                    66,184
 Other assets                                            6                       17                        --
                                             -------------            -------------            --------------
 Total Assets                                   54,017,446               95,716,397               152,611,407
                                             -------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                                 73,568                  314,220                    66,184
 Payable for fund shares purchased                      --                       --                        --
 Other liabilities                                      --                       --                         5
                                             -------------            -------------            --------------
 Total Liabilities                                  73,568                  314,220                    66,189
                                             -------------            -------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $53,943,878              $95,402,177              $152,545,218
                                             =============            =============            ==============

(b) Effective February 13, 2009, Putnam VT Capital Appreciation Fund merged with Putnam VT Investors Fund.

(c) Effective February 13, 2009, Putnam VT Discovery Growth Fund merged with Putnam VT New Opportunities Fund.

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                           PUTNAM VT
                                            PUTNAM VT      SMALL CAP
                                            RESEARCH         VALUE
                                           SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   1,377,428      3,106,668
   Class IB                                     373,960        439,029
                                          =============  =============
  Cost:
   Class IA                                 $15,194,301    $34,966,743
   Class IB                                   4,172,318      7,413,338
                                          =============  =============
  Market Value:
   Class IA                                 $14,504,323    $34,359,751
   Class IB                                   3,930,324      4,816,152
 Due from Hartford Life & Annuity
  Insurance Company                                 378         81,026
 Receivable from fund shares sold                    --             --
 Other assets                                        --             --
                                          -------------  -------------
 Total Assets                                18,435,025     39,256,929
                                          -------------  -------------
LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                                  --             --
 Payable for fund shares purchased                  378         81,026
 Other liabilities                                   --             --
                                          -------------  -------------
 Total Liabilities                                  378         81,026
                                          -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                               $18,434,647    $39,175,903
                                          =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               PUTNAM VT                PUTNAM VT
                                           THE GEORGE PUTNAM             GLOBAL                  PUTNAM VT
                                            FUND OF BOSTON           UTILITIES FUND                VISTA
                                              SUB-ACCOUNT            SUB-ACCOUNT (D)          SUB-ACCOUNT (E)
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      8,871,848                5,127,902                3,391,627
   Class IB                                      1,469,547                  179,894                  462,989
                                             =============            =============            =============
  Cost:
   Class IA                                    $88,399,609              $61,605,521              $34,927,475
   Class IB                                     15,171,913                2,427,896                5,937,036
                                             =============            =============            =============
  Market Value:
   Class IA                                    $60,683,445              $68,918,999              $40,021,204
   Class IB                                     10,007,618                2,412,383                5,338,287
 Due from Hartford Life & Annuity
  Insurance Company                                     --                       --                       --
 Receivable from fund shares sold                   45,704                   38,607                   35,475
 Other assets                                            2                       --                        1
                                             -------------            -------------            -------------
 Total Assets                                   70,736,769               71,369,989               45,394,967
                                             -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                                 45,704                   38,607                   35,475
 Payable for fund shares purchased                      --                       --                       --
 Other liabilities                                      --                        2                       --
                                             -------------            -------------            -------------
 Total Liabilities                                  45,704                   38,609                   35,475
                                             -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $70,691,065              $71,331,380              $45,359,492
                                             =============            =============            =============

                                                              PUTNAM VT
                                          PUTNAM VT            CAPITAL                 PUTNAM VT
                                           VOYAGER          OPPORTUNITIES            EQUITY INCOME
                                         SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT (F)
--------------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 10,479,837            496,953                10,116,072
   Class IB                                    567,256            197,831                 1,493,274
                                        ==============       ============            ==============
  Cost:
   Class IA                               $231,052,243         $6,303,079              $108,379,644
   Class IB                                 16,174,215          2,680,581                15,909,193
                                        ==============       ============            ==============
  Market Value:
   Class IA                               $341,747,499         $6,351,062              $123,921,880
   Class IB                                 18,379,106          2,512,459                18,158,226
 Due from Hartford Life & Annuity
  Insurance Company                                 --                 --                        --
 Receivable from fund shares sold              154,517              7,956                    70,136
 Other assets                                       --                  1                        --
                                        --------------       ------------            --------------
 Total Assets                              360,281,122          8,871,478               142,150,242
                                        --------------       ------------            --------------
LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                            154,517              8,020                    70,136
 Payable for fund shares purchased                  --                 --                        --
 Other liabilities                                   4                 --                         1
                                        --------------       ------------            --------------
 Total Liabilities                             154,521              8,020                    70,137
                                        --------------       ------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $360,126,601         $8,863,458              $142,080,105
                                        ==============       ============            ==============

(d) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(e) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

(f) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                      OWNED BY     UNIT FAIR          UNIT FAIR       CONTRACT
                                                                    PARTICIPANTS    VALUE #            VALUE #       LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
Putnam VT Mid Cap Value -- Class IA                                      975,359    $13.954494   to    $14.867358     $14,068,597
Putnam VT Mid Cap Value -- Class IB                                      228,643     13.237073   to     14.625136       3,169,545
Putnam VT American Government Income -- Class IA                       3,116,384     12.542471   to     17.357982      51,704,783
Putnam VT American Government Income -- Class IB                         516,099     13.923431   to     16.736485       7,969,639
Putnam VT Diversified Income -- Class IA                               4,137,736     15.813921   to     19.419981      80,288,713
Putnam VT Diversified Income -- Class IB                                 825,886     14.008417   to     19.782591      13,301,724
Putnam VT Global Asset Allocation -- Class IA                          2,254,290     11.574500   to     33.410076      75,170,153
Putnam VT Global Asset Allocation -- Class IB                            470,697      8.536656   to     33.835483       6,832,620
Putnam VT Global Equity -- Class IA                                    4,852,048      7.582406   to     21.064857     101,935,510
Putnam VT Global Equity -- Class IB                                      236,452      4.425243   to     21.254590       1,966,902
Putnam VT Growth and Income -- Class IA                               12,486,057      9.812396   to     42.929832     531,026,660
Putnam VT Growth and Income -- Class IB                                1,444,926      8.401932   to     43.239146      23,792,070
Putnam VT Growth Opportunities -- Class IA                             1,590,871      4.148953   to      4.549877       6,920,130
Putnam VT Growth Opportunities -- Class IB                               383,234      3.546907   to      4.386608       1,535,611
Putnam VT Global Health Care -- Class IA                               2,141,320     11.914433   to     13.729931      26,677,739
Putnam VT Global Health Care -- Class IB                                 248,791      8.105558   to     12.548048       2,640,920
Putnam VT High Yield -- Class IA                                       2,428,625     15.354796   to     37.751158      91,212,190
Putnam VT High Yield -- Class IB                                         431,490     13.459244   to     38.061696       9,121,813
Putnam VT Income -- Class IA                                           3,261,027     15.170626   to     31.328971     101,674,594
Putnam VT Income -- Class IB                                           1,089,180     13.136631   to     31.531446      19,149,993
Putnam VT International Growth and Income -- Class IA                  3,823,770     11.754722   to     17.231875      65,688,720
Putnam VT International Growth and Income -- Class IB                    583,444     10.173563   to     17.358747       7,146,999
Putnam VT International Equity -- Class IA                             3,936,949     11.559698   to     18.028105      70,769,284
Putnam VT International Equity -- Class IB                               998,647      6.831196   to     18.173916      10,547,048
Putnam VT International New Opportunities -- Class IA                  1,884,756     10.825572   to     15.342331      28,885,806
Putnam VT International New Opportunities -- Class IB                    221,994      5.453662   to     15.443568       2,036,984
Putnam VT Investors -- Class IA                                        5,508,090      0.693927   to     13.074434      44,238,168
Putnam VT Investors -- Class IB                                        1,462,557      5.106870   to     13.004342       9,154,503
Putnam VT Money Market -- Class IA                                    47,101,629      1.195924   to     11.989927      86,247,655
Putnam VT Money Market -- Class IB                                     6,765,432      0.995207   to      1.849293       8,938,136
Putnam VT New Opportunities -- Class IA                                7,361,852      7.142037   to     19.725903     144,952,526
Putnam VT New Opportunities -- Class IB                                1,192,940      3.547049   to     19.852452       6,897,588
Putnam VT Research -- Class IA                                         1,291,193      8.558518   to     13.308573      14,449,090
Putnam VT Research -- Class IB                                           488,842      6.576367   to     13.237620       3,930,326
Putnam VT Small Cap Value -- Class IA                                  1,890,134     13.822529   to     20.054991      34,204,455
Putnam VT Small Cap Value -- Class IB                                    285,689     13.746280   to     18.242155       4,733,490
Putnam VT The George Putnam Fund of Boston -- Class IA                 6,020,187      9.547251   to     12.760773      60,121,455
Putnam VT The George Putnam Fund of Boston -- Class IB                 1,028,704      8.709196   to     12.680755      10,007,619
Putnam VT Global Utilities Fund -- Class IA                            2,644,729     10.709821   to     25.849179      68,265,220
Putnam VT Global Utilities Fund -- Class IB                              147,101      9.287905   to     26.019410       2,401,839
Putnam VT Vista -- Class IA                                            3,205,312      8.236720   to     13.846563      39,842,816
Putnam VT Vista -- Class IB                                              910,455      3.997961   to     13.779740       5,338,287
Putnam VT Voyager -- Class IA                                          5,863,980      9.645000   to     58.304686     338,633,851
Putnam VT Voyager -- Class IB                                          1,902,856      5.390076   to     58.716086      18,303,836
Putnam VT Capital Opportunities -- Class IA                              410,264     14.958764   to     15.937151       6,343,478
Putnam VT Capital Opportunities -- Class IB                              170,299     14.123001   to     15.650760       2,512,396

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                      OWNED BY     UNIT FAIR          UNIT FAIR       CONTRACT
                                                                    PARTICIPANTS    VALUE #            VALUE #       LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income -- Class IA                                    8,600,463    $13.058164   to    $14.744288    $123,047,855
Putnam VT Equity Income -- Class IB                                    1,305,327     13.066945   to     14.480341      17,984,090
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
Putnam VT Mid Cap Value -- Class IA                                        7,299     14.427735   to     14.427735         105,310
Putnam VT American Government Income -- Class IA                          11,032     16.600730   to     16.600730         183,137
Putnam VT American Government Income -- Class IB                          16,497     16.253233   to     16.253233         268,122
Putnam VT Diversified Income -- Class IA                                  24,689     19.419981   to     19.419981         479,462
Putnam VT Diversified Income -- Class IB                                   6,739     15.614180   to     15.614180         105,219
Putnam VT Global Asset Allocation -- Class IA                             20,964     33.410076   to     33.410076         700,396
Putnam VT Global Equity -- Class IA                                       46,926     21.064857   to     21.064857         988,497
Putnam VT Growth and Income -- Class IA                                  122,033     42.929832   to     42.929832       5,238,862
Putnam VT Growth and Income -- Class IB                                    4,648      9.671006   to     41.990173          77,376
Putnam VT Growth Opportunities -- Class IA                                17,057      4.351162   to      4.351162          74,219
Putnam VT Global Health Care -- Class IA                                   5,945     12.462529   to     12.462529          74,095
Putnam VT High Yield -- Class IA                                          13,075     37.751158   to     37.751158         493,579
Putnam VT High Yield -- Class IB                                           2,362     15.086515   to     15.086515          35,635
Putnam VT Income -- Class IA                                              32,236     31.328971   to     31.328971       1,009,936
Putnam VT Income -- Class IB                                               1,549     30.621072   to     30.621072          47,418
Putnam VT International Growth and Income -- Class IA                     19,846     17.231875   to     17.231875         341,988
Putnam VT International Growth and Income -- Class IB                      1,041     11.128094   to     11.128094          11,583
Putnam VT International Equity -- Class IA                                20,477     18.028105   to     18.028105         369,154
Putnam VT International Equity -- Class IB                                 3,793     17.648972   to     17.648972          66,947
Putnam VT International New Opportunities -- Class IA                      4,186     15.342331   to     15.342331          64,222
Putnam VT Investors -- Class IA                                           61,280      8.098764   to      8.098764         496,293
Putnam VT Investors -- Class IB                                            6,931      7.922949   to      7.922949          54,914
Putnam VT Money Market -- Class IA                                       117,947      1.834595   to      1.834595         216,386
Putnam VT New Opportunities -- Class IA                                   32,134     19.725903   to     19.725903         633,863
Putnam VT New Opportunities -- Class IB                                    3,177     19.279058   to     19.279058          61,241
Putnam VT Research -- Class IA                                             4,917     11.232352   to     11.232352          55,231
Putnam VT Small Cap Value -- Class IA                                      8,579     18.101053   to     18.101053         155,296
Putnam VT Small Cap Value -- Class IB                                      4,666     17.715246   to     17.715246          82,662
Putnam VT The George Putnam Fund of Boston -- Class IA                    56,276      9.986410   to      9.986410         561,991
Putnam VT Global Utilities Fund -- Class IA                               25,292     25.849179   to     25.849179         653,774
Putnam VT Global Utilities Fund -- Class IB                                  930     11.335282   to     11.335282          10,547
Putnam VT Vista -- Class IA                                               14,321     12.456366   to     12.456366         178,389
Putnam VT Voyager -- Class IA                                             53,403     58.304686   to     58.304686       3,113,644
Putnam VT Voyager -- Class IB                                              2,129      6.690412   to     57.020196          75,270
Putnam VT Capital Opportunities -- Class IA                                  490     15.465972   to     15.465972           7,584
Putnam VT Equity Income -- Class IA                                       61,085     14.308369   to     14.308369         874,026
Putnam VT Equity Income -- Class IB                                       12,351     14.099180   to     14.099180         174,134

#  Rounded unit values

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                          PUTNAM VT
                                  PUTNAM VT                AMERICAN
                                     MID                  GOVERNMENT
                                  CAP VALUE                 INCOME
                                 SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $94,289              $2,411,985
                                -------------            ------------
EXPENSES:
 Administrative charges               (21,277)                (82,395)
 Mortality and Expense Risk
  charges                            (196,401)               (721,338)
                                -------------            ------------
  Total Expenses                     (217,678)               (803,733)
                                -------------            ------------
  Net investment income (loss)       (123,389)              1,608,252
                                -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (1,325,513)                117,491
 Net realized gain on
  distributions                            --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       6,187,548               8,146,696
                                -------------            ------------
  Net gain (loss) on
   investments                      4,862,035               8,264,187
                                -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $4,738,646              $9,872,439
                                =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          PUTNAM VT           PUTNAM VT           PUTNAM VT
                                         DIVERSIFIED        GLOBAL ASSET            GLOBAL
                                           INCOME            ALLOCATION             EQUITY
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $5,724,973          $4,748,006             $174,201
                                        -------------       -------------       --------------
EXPENSES:
 Administrative charges                      (117,261)           (111,509)            (143,380)
 Mortality and Expense Risk charges        (1,037,725)           (957,954)          (1,205,703)
                                        -------------       -------------       --------------
  Total Expenses                           (1,154,986)         (1,069,463)          (1,349,083)
                                        -------------       -------------       --------------
  Net investment income (loss)              4,569,987           3,678,543           (1,174,882)
                                        -------------       -------------       --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (2,909,858)         (2,223,605)         (14,819,949)
 Net realized gain on distributions                --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 31,983,976          19,938,405           39,568,792
                                        -------------       -------------       --------------
  Net gain (loss) on investments           29,074,118          17,714,800           24,748,843
                                        -------------       -------------       --------------
  Net increase (decrease) in net
   assets resulting from operations       $33,644,105         $21,393,343          $23,573,961
                                        =============       =============       ==============

                                               PUTNAM VT                PUTNAM VT               PUTNAM VT
                                               GROWTH AND                 GROWTH              GLOBAL HEALTH
                                                 INCOME               OPPORTUNITIES                CARE
                                              SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (A)
--------------------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $15,949,698                 $74,777                    $ --
                                             --------------            ------------            ------------
EXPENSES:
 Administrative charges                            (757,639)                (10,625)                (40,619)
 Mortality and Expense Risk charges              (6,421,449)                (95,176)               (358,258)
                                             --------------            ------------            ------------
  Total Expenses                                 (7,179,088)               (105,801)               (398,877)
                                             --------------            ------------            ------------
  Net investment income (loss)                    8,770,610                 (31,024)               (398,877)
                                             --------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (57,593,763)               (558,826)                448,346
 Net realized gain on distributions                      --                      --               3,289,807
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      172,968,298               3,004,359               2,736,578
                                             --------------            ------------            ------------
  Net gain (loss) on investments                115,374,535               2,445,533               6,474,731
                                             --------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $124,145,145              $2,414,509              $6,075,854
                                             ==============            ============            ============

(a)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                            PUTNAM VT           PUTNAM VT
                                           HIGH YIELD            INCOME
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $9,294,716          $6,580,196
                                          -------------       -------------
EXPENSES:
 Administrative charges                        (132,062)           (163,685)
 Mortality and Expense Risk charges          (1,140,720)         (1,434,760)
                                          -------------       -------------
  Total Expenses                             (1,272,782)         (1,598,445)
                                          -------------       -------------
  Net investment income (loss)                8,021,934           4,981,751
                                          -------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (3,976,818)         (2,766,066)
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   30,798,489          38,246,587
                                          -------------       -------------
  Net gain (loss) on investments             26,821,671          35,480,521
                                          -------------       -------------
  Net increase (decrease) in net assets
   resulting from operations                $34,843,605         $40,462,272
                                          =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          PUTNAM VT                                    PUTNAM VT
                                        INTERNATIONAL          PUTNAM VT             INTERNATIONAL
                                          GROWTH AND         INTERNATIONAL                NEW
                                            INCOME              EQUITY               OPPORTUNITIES
                                         SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --                $ --                $500,967
                                        --------------       -------------            ------------
EXPENSES:
 Administrative charges                        (98,850)           (110,793)                (39,342)
 Mortality and Expense Risk charges           (851,193)           (968,644)               (337,171)
                                        --------------       -------------            ------------
  Total Expenses                              (950,043)         (1,079,437)               (376,513)
                                        --------------       -------------            ------------
  Net investment income (loss)                (950,043)         (1,079,437)                124,454
                                        --------------       -------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (10,768,476)         (5,710,998)                196,964
 Net realized gain on distributions                 --                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  25,815,919          21,917,325               7,962,496
                                        --------------       -------------            ------------
  Net gain (loss) on investments            15,047,443          16,206,327               8,159,460
                                        --------------       -------------            ------------
  Net increase (decrease) in net
   assets resulting from operations        $14,097,400         $15,126,890              $8,283,914
                                        ==============       =============            ============


                                                                                                 PUTNAM VT
                                               PUTNAM VT                PUTNAM VT                   NEW
                                               INVESTORS              MONEY MARKET             OPPORTUNITIES
                                            SUB-ACCOUNT (B)            SUB-ACCOUNT            SUB-ACCOUNT (C)
--------------------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $821,954                 $444,759                 $942,001
                                             -------------            -------------            -------------
EXPENSES:
 Administrative charges                            (71,757)                (178,463)                (207,035)
 Mortality and Expense Risk charges               (643,910)              (1,555,255)              (1,763,924)
                                             -------------            -------------            -------------
  Total Expenses                                  (715,667)              (1,733,718)              (1,970,959)
                                             -------------            -------------            -------------
  Net investment income (loss)                     106,287               (1,288,959)              (1,028,958)
                                             -------------            -------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (5,674,776)                      --               (2,505,926)
 Net realized gain on distributions                     --                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      18,098,112                       --               40,804,186
                                             -------------            -------------            -------------
  Net gain (loss) on investments                12,423,336                       --               38,298,260
                                             -------------            -------------            -------------
  Net increase (decrease) in net
   assets resulting from operations            $12,529,623              $(1,288,959)             $37,269,302
                                             =============            =============            =============

(b) Effective February 13, 2009, Putnam VT Capital Appreciation Fund merged with Putnam VT Investors Fund.

(c) Effective February 13, 2009, Putnam VT Discovery Growth Fund merged with Putnam VT New Opportunities Fund.

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                PUTNAM VT
                                            PUTNAM VT           SMALL CAP
                                            RESEARCH              VALUE
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $242,497            $719,861
                                          -------------       -------------
EXPENSES:
 Administrative charges                         (24,276)            (50,935)
 Mortality and Expense Risk charges            (218,565)           (447,385)
                                          -------------       -------------
  Total Expenses                               (242,841)           (498,320)
                                          -------------       -------------
  Net investment income (loss)                     (344)            221,541
                                          -------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (1,242,661)         (3,721,691)
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    5,803,642          12,459,691
                                          -------------       -------------
  Net gain (loss) on investments              4,560,981           8,738,000
                                          -------------       -------------
  Net increase (decrease) in net assets
   resulting from operations                 $4,560,637          $8,959,541
                                          =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        PUTNAM VT                 PUTNAM VT
                                    THE GEORGE PUTNAM              GLOBAL                  PUTNAM VT
                                      FUND OF BOSTON           UTILITIES FUND                VISTA
                                       SUB-ACCOUNT             SUB-ACCOUNT (D)          SUB-ACCOUNT (E)
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $3,419,168               $3,181,931                  $57,808
                                      --------------            -------------            -------------
EXPENSES:
 Administrative charges                     (100,899)                (103,533)                 (58,820)
 Mortality and Expense Risk
  charges                                   (879,000)                (878,783)                (522,067)
                                      --------------            -------------            -------------
  Total Expenses                            (979,899)                (982,316)                (580,887)
                                      --------------            -------------            -------------
  Net investment income (loss)             2,439,269                2,199,615                 (523,079)
                                      --------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (11,698,437)               1,715,074               (8,284,814)
 Net realized gain on
  distributions                                   --                4,805,420                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         23,690,848               (5,877,194)              21,589,670
                                      --------------            -------------            -------------
  Net gain (loss) on
   investments                            11,992,411                  643,300               13,304,856
                                      --------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $14,431,680               $2,842,915              $12,781,777
                                      ==============            =============            =============

                                                            PUTNAM VT
                                   PUTNAM VT                 CAPITAL                 PUTNAM VT
                                    VOYAGER               OPPORTUNITIES            EQUITY INCOME
                                  SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (F)
-------------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $3,409,449                 $58,373                $3,716,560
                                 --------------            ------------            --------------
EXPENSES:
 Administrative charges                (448,045)                (10,441)                 (190,717)
 Mortality and Expense Risk
  charges                            (3,805,317)                (99,957)               (1,670,852)
                                 --------------            ------------            --------------
  Total Expenses                     (4,253,362)               (110,398)               (1,861,569)
                                 --------------            ------------            --------------
  Net investment income (loss)         (843,913)                (52,025)                1,854,991
                                 --------------            ------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               4,378,435                (511,717)              (52,647,273)
 Net realized gain on
  distributions                              --                      --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                   140,489,594               3,201,262                81,353,311
                                 --------------            ------------            --------------
  Net gain (loss) on
   investments                      144,868,029               2,689,545                28,706,038
                                 --------------            ------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $144,024,116              $2,637,520               $30,561,029
                                 ==============            ============            ==============

(d) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(e) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

(f) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                PUTNAM VT
                                            PUTNAM VT            AMERICAN
                                               MID              GOVERNMENT
                                            CAP VALUE             INCOME
                                           SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(123,389)          $1,608,252
 Net realized gain (loss) on security
  transactions                               (1,325,513)             117,491
 Net realized gain on distribution                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    6,187,548            8,146,696
                                          -------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   4,738,646            9,872,439
                                          -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       23,605              111,417
 Net transfers                                  426,734            9,517,938
 Surrenders for benefit payments and
  fees                                       (1,740,854)         (12,891,703)
 Net annuity transactions                       (22,145)             (10,485)
                                          -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,312,660)          (3,272,833)
                                          -------------       --------------
 Net increase (decrease) in net assets        3,425,986            6,599,606
NET ASSETS:
 Beginning of year                           13,917,466           53,526,075
                                          -------------       --------------
 End of year                                $17,343,452          $60,125,681
                                          =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          PUTNAM VT            PUTNAM VT            PUTNAM VT
                                         DIVERSIFIED          GLOBAL ASSET            GLOBAL
                                            INCOME             ALLOCATION             EQUITY
                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $4,569,987           $3,678,543          $(1,174,882)
 Net realized gain (loss) on security
  transactions                              (2,909,858)          (2,223,605)         (14,819,949)
 Net realized gain on distribution                  --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  31,983,976           19,938,405           39,568,792
                                        --------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                 33,644,105           21,393,343           23,573,961
                                        --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                     308,447              185,238              400,169
 Net transfers                               3,248,965           (2,406,287)          (6,919,577)
 Surrenders for benefit payments and
  fees                                     (13,423,957)         (11,229,659)         (12,569,752)
 Net annuity transactions                       57,582               12,909              (33,378)
                                        --------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (9,808,963)         (13,437,799)         (19,122,538)
                                        --------------       --------------       --------------
 Net increase (decrease) in net assets      23,835,142            7,955,544            4,451,423
NET ASSETS:
 Beginning of year                          70,339,976           74,747,625          100,439,486
                                        --------------       --------------       --------------
 End of year                               $94,175,118          $82,703,169         $104,890,909
                                        ==============       ==============       ==============

                                           PUTNAM VT                PUTNAM VT                PUTNAM VT
                                          GROWTH AND                  GROWTH               GLOBAL HEALTH
                                            INCOME                OPPORTUNITIES                CARE
                                          SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $8,770,610                $(31,024)               $(398,877)
 Net realized gain (loss) on security
  transactions                              (57,593,763)               (558,826)                 448,346
 Net realized gain on distribution                   --                      --                3,289,807
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  172,968,298               3,004,359                2,736,578
                                        ---------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                 124,145,145               2,414,509                6,075,854
                                        ---------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                    1,961,116                  13,663                   52,683
 Net transfers                              (34,517,824)                592,511               (2,334,771)
 Surrenders for benefit payments and
  fees                                      (74,710,564)               (880,426)              (3,711,040)
 Net annuity transactions                        59,652                  (1,421)                  (2,023)
                                        ---------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (107,207,620)               (275,673)              (5,995,151)
                                        ---------------            ------------            -------------
 Net increase (decrease) in net assets       16,937,525               2,138,836                   80,703
NET ASSETS:
 Beginning of year                          543,197,443               6,391,124               29,312,051
                                        ---------------            ------------            -------------
 End of year                               $560,134,968              $8,529,960              $29,392,754
                                        ===============            ============            =============

(a)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                            PUTNAM VT            PUTNAM VT
                                            HIGH YIELD             INCOME
                                           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $8,021,934           $4,981,751
 Net realized gain (loss) on security
  transactions                                (3,976,818)          (2,766,066)
 Net realized gain on distribution                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    30,798,489           38,246,587
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   34,843,605           40,462,272
                                          --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       783,195              482,699
 Net transfers                                  (354,259)              87,531
 Surrenders for benefit payments and
  fees                                       (13,858,464)         (18,317,481)
 Net annuity transactions                         15,799              139,034
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (13,413,729)         (17,608,217)
                                          --------------       --------------
 Net increase (decrease) in net assets        21,429,876           22,854,055
NET ASSETS:
 Beginning of year                            79,433,341           99,027,886
                                          --------------       --------------
 End of year                                $100,863,217         $121,881,941
                                          ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT                                 PUTNAM VT
                               INTERNATIONAL          PUTNAM VT          INTERNATIONAL
                                 GROWTH AND         INTERNATIONAL             NEW
                                   INCOME               EQUITY           OPPORTUNITIES
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(950,043)         $(1,079,437)           $124,454
 Net realized gain (loss) on
  security transactions           (10,768,476)          (5,710,998)            196,964
 Net realized gain on
  distribution                             --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      25,815,919           21,917,325           7,962,496
                               --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       14,097,400           15,126,890           8,283,914
                               --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                            226,120              217,209              64,659
 Net transfers                     (3,963,973)          (4,212,738)         (1,019,624)
 Surrenders for benefit
  payments and fees                (9,380,029)         (10,634,217)         (2,763,950)
 Net annuity transactions             (30,223)             (46,427)             (7,307)
                               --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (13,148,105)         (14,676,173)         (3,726,222)
                               --------------       --------------       -------------
 Net increase (decrease) in
  net assets                          949,295              450,717           4,557,692
NET ASSETS:
 Beginning of year                 72,239,995           81,301,716          26,429,320
                               --------------       --------------       -------------
 End of year                      $73,189,290          $81,752,433         $30,987,012
                               ==============       ==============       =============


                                                                                     PUTNAM VT
                                      PUTNAM VT            PUTNAM VT                    NEW
                                      INVESTORS           MONEY MARKET             OPPORTUNITIES
                                   SUB-ACCOUNT (B)        SUB-ACCOUNT             SUB-ACCOUNT (C)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $106,287          $(1,288,959)              $(1,028,958)
 Net realized gain (loss) on
  security transactions                 (5,674,776)                  --                (2,505,926)
 Net realized gain on
  distribution                                  --                   --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           18,098,112                   --                40,804,186
                                    --------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,529,623           (1,288,959)               37,269,302
                                    --------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 143,404              383,956                   613,952
 Net transfers                          (3,252,676)          14,051,335                (9,836,681)
 Surrenders for benefit
  payments and fees                     (7,156,612)         (60,533,526)              (15,522,107)
 Net annuity transactions                  (28,773)              86,529                    11,780
                                    --------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (10,294,657)         (46,011,706)              (24,733,056)
                                    --------------       --------------            --------------
 Net increase (decrease) in
  net assets                             2,234,966          (47,300,665)               12,536,246
NET ASSETS:
 Beginning of year                      51,708,912          142,702,842               140,008,972
                                    --------------       --------------            --------------
 End of year                           $53,943,878          $95,402,177              $152,545,218
                                    ==============       ==============            ==============

(b) Effective February 13, 2009, Putnam VT Capital Appreciation Fund merged with Putnam VT Investors Fund.

(c) Effective February 13, 2009, Putnam VT Discovery Growth Fund merged with Putnam VT New Opportunities Fund.

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                PUTNAM VT
                                            PUTNAM VT           SMALL CAP
                                            RESEARCH              VALUE
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(344)           $221,541
 Net realized gain (loss) on security
  transactions                               (1,242,661)         (3,721,691)
 Net realized gain on distribution                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    5,803,642          12,459,691
                                          -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                   4,560,637           8,959,541
                                          -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                       67,433             115,518
 Net transfers                                 (464,829)         (1,832,059)
 Surrenders for benefit payments and
  fees                                       (2,479,032)         (5,005,955)
 Net annuity transactions                        19,884             (66,332)
                                          -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (2,856,544)         (6,788,828)
                                          -------------       -------------
 Net increase (decrease) in net assets        1,704,093           2,170,713
NET ASSETS:
 Beginning of year                           16,730,554          37,005,190
                                          -------------       -------------
 End of year                                $18,434,647         $39,175,903
                                          =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        PUTNAM VT                 PUTNAM VT
                                    THE GEORGE PUTNAM               GLOBAL                  PUTNAM VT
                                      FUND OF BOSTON            UTILITIES FUND                VISTA
                                       SUB-ACCOUNT             SUB-ACCOUNT (D)           SUB-ACCOUNT (E)
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,439,269                $2,199,615                $(523,079)
 Net realized gain (loss) on
  security transactions                  (11,698,437)                1,715,074               (8,284,814)
 Net realized gain on
  distribution                                    --                 4,805,420                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         23,690,848                (5,877,194)              21,589,670
                                      --------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              14,431,680                 2,842,915               12,781,777
                                      --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   127,126                   241,412                  115,362
 Net transfers                            (5,440,805)               (5,801,576)              (2,817,581)
 Surrenders for benefit
  payments and fees                      (11,917,679)              (10,236,662)              (5,279,504)
 Net annuity transactions                     (1,938)                  110,383                  (36,972)
                                      --------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (17,233,296)              (15,686,443)              (8,018,695)
                                      --------------            --------------            -------------
 Net increase (decrease) in net
  assets                                  (2,801,616)              (12,843,528)               4,763,082
NET ASSETS:
 Beginning of year                        73,492,681                84,174,908               40,596,410
                                      --------------            --------------            -------------
 End of year                             $70,691,065               $71,331,380              $45,359,492
                                      ==============            ==============            =============

                                                             PUTNAM VT
                                   PUTNAM VT                  CAPITAL                 PUTNAM VT
                                    VOYAGER                OPPORTUNITIES            EQUITY INCOME
                                  SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT (F)
-------------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(843,913)                $(52,025)               $1,854,991
 Net realized gain (loss) on
  security transactions               4,378,435                 (511,717)              (52,647,273)
 Net realized gain on
  distribution                               --                       --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                   140,489,594                3,201,262                81,353,311
                                 --------------            -------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                        144,024,116                2,637,520                30,561,029
                                 --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                            1,145,173                   62,808                   368,155
 Net transfers                      (12,404,134)                 611,316                (2,146,847)
 Surrenders for benefit
  payments and fees                 (36,442,289)              (1,248,916)              (19,273,495)
 Net annuity transactions              (178,703)                   5,344                   (41,745)
                                 --------------            -------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (47,879,953)                (569,448)              (21,093,932)
                                 --------------            -------------            --------------
 Net increase (decrease) in net
  assets                             96,144,163                2,068,072                 9,467,097
NET ASSETS:
 Beginning of year                  263,982,438                6,795,386               132,613,008
                                 --------------            -------------            --------------
 End of year                       $360,126,601               $8,863,458              $142,080,105
                                 ==============            =============            ==============

(d) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(e) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

(f) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                 PUTNAM VT
                                            PUTNAM VT             AMERICAN
                                               MID               GOVERNMENT
                                            CAP VALUE              INCOME
                                           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(165,172)          $1,636,652
 Net realized gain (loss) on security
  transactions                                  (929,213)            (290,223)
 Net realized gain on distribution             5,253,064                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (16,706,821)          (2,384,018)
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                  (12,548,142)          (1,037,589)
                                          --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       184,468              148,562
 Net transfers                                (3,848,266)          25,434,807
 Surrenders for benefit payments and
  fees                                        (5,664,574)         (13,325,293)
 Net annuity transactions                        (39,041)             (53,039)
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (9,367,413)          12,205,037
                                          --------------       --------------
 Net increase (decrease) in net assets       (21,915,555)          11,167,448
NET ASSETS:
 Beginning of year                            35,833,021           42,358,627
                                          --------------       --------------
 End of year                                 $13,917,466          $53,526,075
                                          ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          PUTNAM VT           PUTNAM VT            PUTNAM VT
                                           CAPITAL           DIVERSIFIED          GLOBAL ASSET
                                        APPRECIATION            INCOME             ALLOCATION
                                         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(74,515)          $5,584,128           $3,119,457
 Net realized gain (loss) on security
  transactions                               (194,373)         (10,419,327)            (691,235)
 Net realized gain on distribution          1,159,726                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (5,702,315)         (31,792,864)         (45,389,102)
                                        -------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                (4,811,477)         (36,628,063)         (42,960,880)
                                        -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                     54,067              648,681              543,273
 Net transfers                               (298,709)          (5,224,352)          (1,457,840)
 Surrenders for benefit payments and
  fees                                     (2,316,294)         (24,275,347)         (21,496,351)
 Net annuity transactions                      (3,834)              97,804               60,289
                                        -------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (2,564,770)         (28,753,214)         (22,350,629)
                                        -------------       --------------       --------------
 Net increase (decrease) in net assets     (7,376,247)         (65,381,277)         (65,311,509)
NET ASSETS:
 Beginning of year                         14,056,574          135,721,253          140,059,134
                                        -------------       --------------       --------------
 End of year                               $6,680,327          $70,339,976          $74,747,625
                                        =============       ==============       ==============

                                           PUTNAM VT             PUTNAM VT             PUTNAM VT
                                            GLOBAL               GROWTH AND             GROWTH
                                            EQUITY                 INCOME            OPPORTUNITIES
                                          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $2,504,785            $10,703,777           $(148,003)
 Net realized gain (loss) on security
  transactions                               (7,523,201)           (20,913,803)         (2,056,803)
 Net realized gain on distribution                   --            165,742,923                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (91,276,419)          (567,552,421)         (2,325,067)
                                        ---------------       ----------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 (96,294,835)          (412,019,524)         (4,529,873)
                                        ---------------       ----------------       -------------
UNIT TRANSACTIONS:
 Purchases                                      986,855              3,979,328              40,341
 Net transfers                              (11,161,754)           (80,217,301)            (32,656)
 Surrenders for benefit payments and
  fees                                      (30,072,888)          (184,548,656)         (1,731,556)
 Net annuity transactions                        60,421                 15,175              (5,704)
                                        ---------------       ----------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (40,187,366)          (260,771,454)         (1,729,575)
                                        ---------------       ----------------       -------------
 Net increase (decrease) in net assets     (136,482,201)          (672,790,978)         (6,259,448)
NET ASSETS:
 Beginning of year                          236,921,687          1,215,988,421          12,650,572
                                        ---------------       ----------------       -------------
 End of year                               $100,439,486           $543,197,443          $6,391,124
                                        ===============       ================       =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            PUTNAM VT
                                              HEALTH             PUTNAM VT
                                             SCIENCES            HIGH YIELD
                                           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(532,625)          $9,977,529
 Net realized gain (loss) on security
  transactions                                 1,424,905          (18,659,723)
 Net realized gain on distribution               352,560                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (8,445,462)         (22,446,968)
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   (7,200,622)         (31,129,162)
                                          --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       113,217              428,380
 Net transfers                                (1,067,870)          (7,450,528)
 Surrenders for benefit payments and
  fees                                        (7,618,815)         (24,281,797)
 Net annuity transactions                         11,625             (112,492)
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (8,561,843)         (31,416,437)
                                          --------------       --------------
 Net increase (decrease) in net assets       (15,762,465)         (62,545,599)
NET ASSETS:
 Beginning of year                            45,074,516          141,978,940
                                          --------------       --------------
 End of year                                 $29,312,051          $79,433,341
                                          ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                PUTNAM VT
                                                              INTERNATIONAL           PUTNAM VT
                                          PUTNAM VT            GROWTH AND           INTERNATIONAL
                                            INCOME               INCOME                EQUITY
                                         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $8,709,843            $1,066,638            $1,502,612
 Net realized gain (loss) on security
  transactions                              (3,964,375)           (6,665,893)           (2,171,826)
 Net realized gain on distribution                  --            27,223,534            23,367,240
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (40,620,620)          (94,753,265)          (97,532,907)
                                        --------------       ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                (35,875,152)          (73,128,986)          (74,834,881)
                                        --------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                     574,226               486,959               544,759
 Net transfers                              (5,957,972)           (9,145,245)           (8,500,856)
 Surrenders for benefit payments and
  fees                                     (33,899,051)          (26,119,687)          (29,059,083)
 Net annuity transactions                      (58,740)              (62,620)              (80,880)
                                        --------------       ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (39,341,537)          (34,840,593)          (37,096,060)
                                        --------------       ---------------       ---------------
 Net increase (decrease) in net assets     (75,216,689)         (107,969,579)         (111,930,941)
NET ASSETS:
 Beginning of year                         174,244,575           180,209,574           193,232,657
                                        --------------       ---------------       ---------------
 End of year                               $99,027,886           $72,239,995           $81,301,716
                                        ==============       ===============       ===============

                                          PUTNAM VT
                                        INTERNATIONAL
                                             NEW               PUTNAM VT             PUTNAM VT
                                        OPPORTUNITIES          INVESTORS           MONEY MARKET
                                         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $242,932            $(668,511)           $1,750,479
 Net realized gain (loss) on security
  transactions                               5,069,757             (392,459)                  893
 Net realized gain on distribution                  --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (29,174,452)         (34,933,641)                  (31)
                                        --------------       --------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                (23,861,763)         (35,994,611)            1,751,341
                                        --------------       --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                     193,927              224,121               574,732
 Net transfers                              (7,189,869)          (6,979,813)          129,566,085
 Surrenders for benefit payments and
  fees                                      (8,363,657)         (17,333,418)         (100,508,913)
 Net annuity transactions                       31,605              (70,904)              (64,202)
                                        --------------       --------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (15,327,994)         (24,160,014)           29,567,702
                                        --------------       --------------       ---------------
 Net increase (decrease) in net assets     (39,189,757)         (60,154,625)           31,319,042
NET ASSETS:
 Beginning of year                          65,619,077          105,183,210           111,383,801
                                        --------------       --------------       ---------------
 End of year                               $26,429,320          $45,028,585          $142,702,842
                                        ==============       ==============       ===============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT
                                                NEW                PUTNAM VT
                                           OPPORTUNITIES           NEW VALUE
                                            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(2,344,690)           $1,118,357
 Net realized gain (loss) on security
  transactions                                  8,733,662            (2,340,167)
 Net realized gain on distribution                     --            29,605,217
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (105,001,951)          (99,773,370)
                                          ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                   (98,612,979)          (71,389,963)
                                          ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                      1,011,598               526,474
 Net transfers                                (16,297,146)          (16,067,520)
 Surrenders for benefit payments and
  fees                                        (33,867,517)          (29,116,494)
 Net annuity transactions                         (94,420)              (53,319)
                                          ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (49,247,485)          (44,710,859)
                                          ---------------       ---------------
 Net increase (decrease) in net assets       (147,860,464)         (116,100,822)
NET ASSETS:
 Beginning of year                            283,858,048           187,128,380
                                          ---------------       ---------------
 End of year                                 $135,997,584           $71,027,558
                                          ===============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               PUTNAM VT                                 PUTNAM VT
                                             OTC & EMERGING         PUTNAM VT            SMALL CAP
                                                 GROWTH              RESEARCH              VALUE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(217,674)            $(27,671)            $322,769
 Net realized gain (loss) on security
  transactions                                   (2,831,078)          (1,364,605)             459,773
 Net realized gain on distribution                       --                   --           16,320,134
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (5,416,471)         (11,249,356)         (45,937,795)
                                             --------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                      (8,465,223)         (12,641,632)         (28,835,119)
                                             --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                           80,188              156,131              240,744
 Net transfers                                   (2,188,269)          (2,496,562)         (11,102,516)
 Surrenders for benefit payments and
  fees                                           (2,613,284)          (5,737,073)         (13,432,521)
 Net annuity transactions                             1,184               (8,426)             (43,673)
                                             --------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (4,720,181)          (8,085,930)         (24,337,966)
                                             --------------       --------------       --------------
 Net increase (decrease) in net assets          (13,185,404)         (20,727,562)         (53,173,085)
NET ASSETS:
 Beginning of year                               21,885,662           37,458,116           90,178,275
                                             --------------       --------------       --------------
 End of year                                     $8,700,258          $16,730,554          $37,005,190
                                             ==============       ==============       ==============

                                               PUTNAM VT                 PUTNAM VT
                                           THE GEORGE PUTNAM          UTILITIES GROWTH        PUTNAM VT
                                             FUND OF BOSTON              AND INCOME             VISTA
                                              SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $4,695,765                $1,347,057            $(799,290)
 Net realized gain (loss) on security
  transactions                                   (6,746,514)                6,725,071            2,541,562
 Net realized gain on distribution               11,889,349                        --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (68,406,877)              (51,552,952)         (32,398,341)
                                             --------------            --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                     (58,568,277)              (43,480,824)         (30,656,069)
                                             --------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                          432,049                   467,811              280,396
 Net transfers                                  (10,145,043)               (1,955,262)          (4,685,614)
 Surrenders for benefit payments and
  fees                                          (28,819,143)              (22,675,473)         (10,874,026)
 Net annuity transactions                           (36,535)                  (92,520)             (23,661)
                                             --------------            --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (38,568,672)              (24,255,444)         (15,302,905)
                                             --------------            --------------       --------------
 Net increase (decrease) in net assets          (97,136,949)              (67,736,268)         (45,958,974)
NET ASSETS:
 Beginning of year                              170,629,630               151,911,176           77,855,126
                                             --------------            --------------       --------------
 End of year                                    $73,492,681               $84,174,908          $31,896,152
                                             ==============            ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                  PUTNAM VT           PUTNAM VT
                                             PUTNAM VT            DISCOVERY            CAPITAL            PUTNAM VT
                                              VOYAGER              GROWTH           OPPORTUNITIES       EQUITY INCOME
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(4,541,484)          $(105,758)           $(83,037)            $686,595
 Net realized gain (loss) on security
  transactions                                 13,025,015            (165,463)           (805,232)          (1,706,838)
 Net realized gain on distribution                     --             824,642             609,808            3,971,817
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (191,023,480)         (4,168,255)         (4,178,446)         (33,941,077)
                                          ---------------       -------------       -------------       --------------
 Net increase (decrease) in net assets
  resulting from
  operations                                 (182,539,949)         (3,614,834)         (4,456,907)         (30,989,503)
                                          ---------------       -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                      2,165,169              22,193              34,600              500,287
 Net transfers                                (36,476,724)           (703,977)         (1,405,064)           8,854,578
 Surrenders for benefit payments and
  fees                                        (72,132,397)         (1,054,511)         (2,110,246)         (18,884,965)
 Net annuity transactions                        (384,879)               (187)               (596)             (49,563)
                                          ---------------       -------------       -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (106,828,831)         (1,736,482)         (3,481,306)          (9,579,663)
                                          ---------------       -------------       -------------       --------------
 Net increase (decrease) in net assets       (289,368,780)         (5,351,316)         (7,938,213)         (40,569,166)
NET ASSETS:
 Beginning of year                            553,351,218           9,362,704          14,733,599          102,154,616
                                          ---------------       -------------       -------------       --------------
 End of year                                 $263,982,438          $4,011,388          $6,795,386          $61,585,450
                                          ===============       =============       =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Ten (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in the various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Putnam VT Mid Cap Value, Putnam VT American Government Income, Putnam VT Diversified Income, Putnam VT Global Asset Allocation, Putnam VT Global Equity, Putnam VT Growth and Income, Putnam VT Growth Opportunities, Putnam VT Global Health Care, Putnam VT High Yield, Putnam VT Income, Putnam VT International Growth and Income, Putnam VT International Equity, Putnam VT International New Opportunities, Putnam VT Investors, Putnam VT Money Market, Putnam VT New Opportunities, Putnam VT Research, Putnam VT Small Cap Value, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Utilities Fund, Putnam VT Vista, Putnam VT Voyager, Putnam VT Capital Opportunities, and Putnam VT Equity Income.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2009 and through the Account's financial statement issuance date of February 23, 2010, noting there are no subsequent events requiring disclosure. Management has not evaluated subsequent events after that date for presentation in these financial statements.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2009.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

-------------------------------------------------------------------------------

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2009, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the Fair Value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- Management has continued to evaluate the application of ASC 740-10 to the Account to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, Management has determined no reserves for uncertain tax positions were required to have been recorded as a result of the adoption of ASC 740-10. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The 2007 through 2009 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

       b) ANNUAL MAINTENANCE FEE -- An annual maintenance fee, ranging from $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These charges are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       c) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance charges (COI) (if applicable), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary. Where applicable, these charges are a redemption of units and are reflected in cost of insurance and other fees on the accompanying statements of changes in net assets.

       d) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum annual rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value.

       f) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are included in mortality and expense risk charges in the accompanying statements of operations. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Putnam VT Mid Cap Value                               $2,007,376      $3,443,424
Putnam VT American Government Income                  13,455,213      15,119,794
Putnam VT Diversified Income                          10,344,223      15,583,196
Putnam VT Global Asset Allocation                      7,032,479      16,791,736
Putnam VT Global Equity                                  447,424      20,744,841
Putnam VT Growth and Income                           17,312,579     115,749,573
Putnam VT Growth Opportunities                         1,312,507       1,619,203
Putnam VT Global Health Care                           3,795,500       6,899,719
Putnam VT High Yield                                  18,082,282      23,474,077
Putnam VT Income                                      10,575,578      23,202,044
Putnam VT International Growth and Income              1,193,938      15,292,084
Putnam VT International Equity                         1,492,285      17,247,891
Putnam VT International New Opportunities              3,643,989       7,245,759
Putnam VT Investors                                    7,525,646      17,714,019
Putnam VT Money Market                                23,354,290      70,654,985
Putnam VT New Opportunities                            4,947,513      30,709,515
Putnam VT Research                                       730,508       3,587,395
Putnam VT Small Cap Value                              1,886,585       8,453,868
Putnam VT The George Putnam Fund of Boston             4,484,878      19,278,909
Putnam VT Global Utilities Fund                        8,515,047      17,196,452
Putnam VT Vista                                        8,909,306      17,451,084
Putnam VT Voyager                                      7,391,305      56,115,162
Putnam VT Capital Opportunities                        1,682,903       2,304,378
Putnam VT Equity Income                               71,295,782      90,534,752
                                                  --------------  --------------
                                                    $231,419,136    $616,413,860
                                                  ==============  ==============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Mid Cap Value                171,965       293,905       (121,940)
Putnam VT American Government
 Income                                753,622       985,626       (232,004)
Putnam VT Diversified Income           334,056     1,019,155       (685,099)
Putnam VT Global Asset
 Allocation                            141,389       705,394       (564,005)
Putnam VT Global Equity                 32,502     1,234,115     (1,201,613)
Putnam VT Growth and Income            149,306     3,554,648     (3,405,342)
Putnam VT Growth Opportunities         367,392       456,254        (88,862)
Putnam VT Global Health Care            60,680       635,963       (575,283)
Putnam VT High Yield                   363,436       824,562       (461,126)
Putnam VT Income                       250,367     1,025,863       (775,496)
Putnam VT International Growth
 and Income                            116,900     1,119,331     (1,002,431)
Putnam VT International Equity         168,189     1,275,155     (1,106,966)
Putnam VT International New
 Opportunities                         325,052       678,456       (353,404)
Putnam VT Investors                  1,301,745     2,977,746     (1,676,001)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Money Market              13,871,868    40,540,062    (26,668,194)
Putnam VT New Opportunities            517,901     2,951,660     (2,433,759)
Putnam VT Research                      68,433       414,426       (345,993)
Putnam VT Small Cap Value               96,836       594,018       (497,182)
Putnam VT The George Putnam Fund
 of Boston                             141,971     2,200,817     (2,058,846)
Putnam VT Global Utilities Fund         47,171       771,311       (724,140)
Putnam VT Vista                      1,169,431     3,562,699     (2,393,268)
Putnam VT Voyager                      378,475     1,715,634     (1,337,159)
Putnam VT Capital Opportunities        130,668       189,903        (59,235)
Putnam VT Equity Income              6,433,071     8,223,506     (1,790,435)

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                 UNITS         UNITS           NET INCREASE
SUB-ACCOUNT                      ISSUED       REDEEMED          (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Mid Cap Value            101,532       705,293           (603,761)
Putnam VT American
 Government Income               1,871,145     1,034,183            836,962
Putnam VT Capital
 Appreciation                      165,329       491,901           (326,572)
Putnam VT Diversified Income       219,478     1,990,035         (1,770,557)
Putnam VT Global Asset
 Allocation                        178,145       935,474           (757,329)
Putnam VT Global Equity             84,337     1,828,467         (1,744,130)
Putnam VT Growth and Income        168,477     6,332,927         (6,164,450)
Putnam VT Growth
 Opportunities                     555,844     1,007,843           (451,999)
Putnam VT Health Sciences          179,983       951,539           (771,556)
Putnam VT High Yield               544,737     1,577,887         (1,033,150)
Putnam VT Income                   223,748     1,952,230         (1,728,482)
Putnam VT International
 Growth and Income                 198,763     1,995,631         (1,796,868)
Putnam VT International
 Equity                            181,921     2,046,130         (1,864,209)
Putnam VT International New
 Opportunities                     132,572     1,152,860         (1,020,288)
Putnam VT Investors                219,960     3,162,914         (2,942,954)
Putnam VT Money Market          57,128,699    39,110,744         18,017,955
Putnam VT New Opportunities        108,754     2,666,868         (2,558,114)
Putnam VT New Value                113,471     2,884,034         (2,770,563)
Putnam VT OTC & Emerging
 Growth                            269,765     1,072,967           (803,202)
Putnam VT Research                  92,291       830,241           (737,950)
Putnam VT Small Cap Value           80,782     1,314,153         (1,233,371)
Putnam VT The George Putnam
 of Boston                         291,454     3,607,258         (3,315,804)
Putnam VT Utilities Growth
 and Income                        128,165       971,257           (843,092)
Putnam VT Vista                    129,174     1,343,206         (1,214,032)
Putnam VT Voyager                  138,632     2,836,562         (2,697,930)
Putnam VT Discovery Growth         141,592       480,039           (338,447)
Putnam VT Capital
 Opportunities                      71,177       316,681           (245,504)
Putnam VT Equity Income            516,103     1,212,615           (696,512)

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                           UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE
 2009  Lowest contract charges                  7,210     $14.625136           $105,451
    Highest contract charges                    2,245      13.237073             29,717
    Remaining contract charges              1,201,846             --         17,208,284
 2008  Lowest contract charges                  8,306      10.622093             88,229
    Highest contract charges                    2,253       9.759271             21,985
    Remaining contract charges              1,322,682             --         13,807,252
 2007  Lowest contract charges                  8,483      18.756747            159,109
    Highest contract charges                      207      17.494560              3,618
    Remaining contract charges              1,928,312             --         35,670,294
 2006  Lowest contract charges                 11,417      18.621027            212,594
    Highest contract charges                      181      17.630509              3,163
    Remaining contract charges              2,286,569             --         42,114,468
 2005  Lowest contract charges                  9,237      16.337546            150,916
    Highest contract charges                      179      15.702247              2,816
    Remaining contract charges              2,373,738             --         38,481,084
PUTNAM VT AMERICAN GOVERNMENT INCOME
 2009  Lowest contract charges                  4,555      17.357982             79,064
    Highest contract charges                   12,002      13.923431            167,105
    Remaining contract charges              3,643,455             --         59,879,512
 2008  Lowest contract charges                  5,565      14.440840             80,369
    Highest contract charges                    6,878      11.792509             81,111
    Remaining contract charges              3,879,573             --         53,364,595
 2007  Lowest contract charges                  5,352      14.500800             77,607
    Highest contract charges                    5,855      12.101172             70,850
    Remaining contract charges              3,043,847             --         42,210,170
 2006  Lowest contract charges                  4,363      13.475700             58,797
    Highest contract charges                    5,856      11.432670             66,937
    Remaining contract charges              3,478,376             --         45,027,751
 2005  Lowest contract charges                  6,754      13.143557             88,767
    Highest contract charges                    5,855      11.339415             66,390
    Remaining contract charges              4,410,922             --         56,043,514

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT MID CAP VALUE
 2009  Lowest contract charges                0.95%              0.31%             37.69%
    Highest contract charges                  2.45%              0.34%             35.64%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%              0.39%            (43.37)%
    Highest contract charges                  2.45%              0.14%            (44.22)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              1.45%              0.73%
    Highest contract charges                  2.44%              1.43%             (0.77)%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              0.18%             13.98%
    Highest contract charges                  2.45%              0.21%             12.28%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.94%              0.19%             11.38%
    Highest contract charges                  2.44%              0.23%              9.72%
    Remaining contract charges                  --                 --                 --
PUTNAM VT AMERICAN GOVERNMENT INCOME
 2009  Lowest contract charges                0.95%              4.10%             20.20%
    Highest contract charges                  2.44%              2.64%             18.07%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%              4.06%             (0.41)%
    Highest contract charges                  2.41%                --              (2.13)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              4.59%              7.61%
    Highest contract charges                  2.34%              4.81%              5.85%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              5.07%              2.53%
    Highest contract charges                  2.35%              4.10%              0.82%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              3.44%              0.69%
    Highest contract charges                  2.34%              3.19%             (1.00)%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                           UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
 2009  Lowest contract charges                 18,841     $19.782591           $372,726
    Highest contract charges                   48,754      14.242472            694,372
    Remaining contract charges              4,927,452             --         93,108,019
 2008  Lowest contract charges                 17,135      12.855175            220,278
    Highest contract charges                   50,603       9.394683            475,404
    Remaining contract charges              5,612,411             --         69,644,294
 2007  Lowest contract charges                 16,670      18.758480            312,703
    Highest contract charges                   53,475      13.916279            744,178
    Remaining contract charges              7,380,561             --        134,664,372
 2006  Lowest contract charges                 21,891      18.186222            398,106
    Highest contract charges                   56,905      13.695602            779,317
    Remaining contract charges              8,678,684             --        154,213,043
 2005  Lowest contract charges                 23,781      17.272822            410,757
    Highest contract charges                   69,146      13.204279            913,027
    Remaining contract charges             10,897,722             --        184,139,478
PUTNAM VT GLOBAL ASSET ALLOCATION
 2009  Lowest contract charges                  3,755      33.835483            127,063
    Highest contract charges                   11,530       8.536656             98,431
    Remaining contract charges              2,730,668             --         82,477,674
 2008  Lowest contract charges                  3,927      25.264035             99,220
    Highest contract charges                    5,315       7.296212             38,777
    Remaining contract charges              3,300,715             --         74,609,628
 2007  Lowest contract charges                  4,768      38.251654            182,399
    Highest contract charges                    1,415      11.263005             15,942
    Remaining contract charges              4,061,104             --        139,860,793
 2006  Lowest contract charges                  5,875      37.514193            220,381
    Highest contract charges                    1,417      11.201591             15,856
    Remaining contract charges              4,806,458             --        165,030,200
 2005  Lowest contract charges                  5,141      33.557575            172,514
    Highest contract charges                    1,415      10.161396             14,383
    Remaining contract charges              5,742,573             --        177,633,299

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
 2009  Lowest contract charges                0.95%              7.17%             53.89%
    Highest contract charges                  2.45%              6.93%             51.60%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%              5.99%            (31.47)%
    Highest contract charges                  2.45%              6.03%            (32.49)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              4.94%              3.15%
    Highest contract charges                  2.44%              4.95%              1.61%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              5.70%              5.29%
    Highest contract charges                  2.45%              5.98%              3.72%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              8.17%              2.08%
    Highest contract charges                  2.44%              7.33%              0.56%
    Remaining contract charges                  --                 --                 --
PUTNAM VT GLOBAL ASSET ALLOCATION
 2009  Lowest contract charges                0.95%              5.87%             33.93%
    Highest contract charges                  2.42%                --              31.94%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%              3.99%            (33.95)%
    Highest contract charges                  2.44%                --             (34.94)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              0.51%              1.97%
    Highest contract charges                  2.34%              0.50%              0.55%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              2.47%             11.79%
    Highest contract charges                  2.35%              2.67%             10.24%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.94%              1.01%              5.96%
    Highest contract charges                  2.35%              1.76%              4.49%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                           UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY
 2009  Lowest contract charges                 17,188      $7.838199           $134,725
    Highest contract charges                    7,357       5.911013             43,487
    Remaining contract charges              5,110,881             --        104,712,697
 2008  Lowest contract charges                 22,909       6.079462            139,275
    Highest contract charges                    8,182       4.662990             38,154
    Remaining contract charges              6,305,948             --        100,262,057
 2007  Lowest contract charges                 36,864      11.208235            413,179
    Highest contract charges                      902       8.766103              7,910
    Remaining contract charges              8,043,403             --        236,500,598
 2006  Lowest contract charges                 49,655      10.346231            513,738
    Highest contract charges                      901       8.240043              7,435
    Remaining contract charges              9,882,155             --        270,857,594
 2005  Lowest contract charges                 56,350       8.457141            476,560
    Highest contract charges                      902       6.853303              6,184
    Remaining contract charges             12,270,381             --        276,749,211
PUTNAM VT GROWTH AND INCOME
 2009  Lowest contract charges                 17,148      43.239146            741,459
    Highest contract charges                   10,364       8.401932             87,080
    Remaining contract charges             14,030,152             --        559,306,430
 2008  Lowest contract charges                 25,066      33.626986            842,890
    Highest contract charges                   11,263       6.636242             74,742
    Remaining contract charges             17,426,677             --        542,279,811
 2007  Lowest contract charges                 35,418      55.377892          1,961,401
    Highest contract charges                   10,532      11.099975            116,905
    Remaining contract charges             23,581,507             --      1,213,910,115
 2006  Lowest contract charges                 41,918      59.499553          2,494,102
    Highest contract charges                   13,082      12.112525            158,477
    Remaining contract charges             30,585,737             --      1,685,867,093
 2005  Lowest contract charges                 47,311      51.822182          2,451,768
    Highest contract charges                   13,183      10.714366            141,244
    Remaining contract charges             40,106,530             --      1,915,859,171

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT GLOBAL EQUITY
 2009  Lowest contract charges                0.95%              0.18%             28.93%
    Highest contract charges                  2.50%                --              26.76%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.96%              2.75%            (45.76)%
    Highest contract charges                  2.50%                --             (46.70)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              2.29%              8.33%
    Highest contract charges                  2.44%              2.01%              6.38%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              0.60%             22.34%
    Highest contract charges                  2.45%              0.33%             20.24%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              1.08%              8.06%
    Highest contract charges                  2.44%              0.78%              6.15%
    Remaining contract charges                  --                 --                 --
PUTNAM VT GROWTH AND INCOME
 2009  Lowest contract charges                0.95%              2.59%             28.59%
    Highest contract charges                  2.50%              2.65%             26.61%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%              2.18%            (39.28)%
    Highest contract charges                  2.51%              1.63%            (40.21)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              1.32%             (6.93)%
    Highest contract charges                  2.50%              1.28%             (8.36)%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              1.54%             14.82%
    Highest contract charges                  2.50%              1.50%             13.05%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              1.53%              4.23%
    Highest contract charges                  2.49%              1.56%              2.63%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                           UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES
 2009  Lowest contract charges                  9,654      $4.549877            $43,926
    Highest contract charges                   12,953       4.017854             52,041
    Remaining contract charges              1,968,555             --          8,433,993
 2008  Lowest contract charges                 15,507       3.251593             50,421
    Highest contract charges                   14,483       2.924694             42,357
    Remaining contract charges              2,050,034             --          6,298,346
 2007  Lowest contract charges                 11,504       5.263646             60,551
    Highest contract charges                   14,819       4.812229             71,313
    Remaining contract charges              2,505,699             --         12,518,708
 2006  Lowest contract charges                 16,721       5.021486             83,964
    Highest contract charges                    7,088       4.681085             33,175
    Remaining contract charges              3,171,242             --         15,220,355
 2005  Lowest contract charges                 22,076       4.661652            102,908
    Highest contract charges                    6,696       4.421402             29,608
    Remaining contract charges              3,821,194             --         17,135,225
PUTNAM VT GLOBAL HEALTH CARE
 2009  Lowest contract charges                  7,541      13.729931            103,536
    Highest contract charges                   12,812       8.105558            103,852
    Remaining contract charges              2,375,703             --         29,185,366
 2008  Lowest contract charges                 15,407      10.960856            168,873
    Highest contract charges                   12,444       6.595651             82,074
    Remaining contract charges              2,943,488             --         29,061,104
 2007  Lowest contract charges                 24,651      13.315442            328,239
    Highest contract charges                   16,881       8.155167            137,667
    Remaining contract charges              3,701,364             --         44,608,610
 2006  Lowest contract charges                 36,070      13.491720            486,640
    Highest contract charges                    1,738       8.452880             14,671
    Remaining contract charges              5,327,018             --         65,426,244
 2005  Lowest contract charges                 49,740      13.215507            657,342
    Highest contract charges                    1,725       8.418814             14,522
    Remaining contract charges              7,390,171             --         89,466,645

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES
 2009  Lowest contract charges                0.95%              1.08%             39.93%
    Highest contract charges                  2.50%              0.80%             37.38%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%                --             (38.23)%
    Highest contract charges                  2.51%                --             (39.22)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              0.36%              4.82%
    Highest contract charges                  2.46%                --               2.80%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              0.38%              7.72%
    Highest contract charges                  2.50%              0.06%              5.87%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              0.91%              3.36%
    Highest contract charges                  2.48%              0.63%              1.54%
    Remaining contract charges                  --                 --                 --
PUTNAM VT GLOBAL HEALTH CARE
 2009  Lowest contract charges                0.96%                --              25.26%
    Highest contract charges                  2.50%                --              22.89%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%                --             (17.68)%
    Highest contract charges                  2.51%                --             (19.12)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              1.10%             (1.31)%
    Highest contract charges                  2.46%                --              (3.05)%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              0.58%              2.09%
    Highest contract charges                  2.35%              0.30%              0.41%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              0.31%             12.42%
    Highest contract charges                  2.34%              0.06%             10.57%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                           UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD
 2009  Lowest contract charges                 20,822     $16.485852           $343,269
    Highest contract charges                    2,503      14.391867             36,024
    Remaining contract charges              2,852,227             --        100,483,924
 2008  Lowest contract charges                 12,681      11.072220            140,402
    Highest contract charges                    2,040       9.820305             20,036
    Remaining contract charges              3,321,957             --         79,272,903
 2007  Lowest contract charges                 30,827      15.107260            465,713
    Highest contract charges                    2,270      13.612628             30,902
    Remaining contract charges              4,336,732             --        141,482,325
 2006  Lowest contract charges                 36,427      14.763103            537,783
    Highest contract charges                    2,342      13.571050             31,786
    Remaining contract charges              5,691,602             --        181,552,918
 2005  Lowest contract charges                 45,167      13.475624            608,658
    Highest contract charges                    2,449      12.583377             30,817
    Remaining contract charges              7,836,783             --        220,869,826
PUTNAM VT INCOME
 2009  Lowest contract charges                 15,924      16.036517            255,372
    Highest contract charges                   46,137      13.136631            606,079
    Remaining contract charges              4,321,931             --        121,020,490
 2008  Lowest contract charges                 11,339      10.996463            124,686
    Highest contract charges                      350       9.156511              3,201
    Remaining contract charges              5,147,799             --         98,899,999
 2007  Lowest contract charges                 20,697      14.565708            301,460
    Highest contract charges                   10,434      12.341235            128,764
    Remaining contract charges              6,856,840             --        173,814,351
 2006  Lowest contract charges                 21,600      13.945055            301,208
    Highest contract charges                   13,375      12.025393            160,764
    Remaining contract charges              8,173,987             --        200,258,586
 2005  Lowest contract charges                 30,710      13.430082            412,439
    Highest contract charges                   13,097      11.796535            154,499
    Remaining contract charges             10,121,427             --        242,353,819

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT HIGH YIELD
 2009  Lowest contract charges                0.95%              9.77%             48.89%
    Highest contract charges                  2.45%             10.76%             46.55%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.96%             12.95%            (26.71)%
    Highest contract charges                  2.45%              9.60%            (27.86)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              7.99%              2.33%
    Highest contract charges                  2.44%              7.69%              0.31%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              7.81%              9.55%
    Highest contract charges                  2.45%              7.64%              7.85%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              8.77%              2.49%
    Highest contract charges                  2.44%              8.17%              0.60%
    Remaining contract charges                  --                 --                 --
PUTNAM VT INCOME
 2009  Lowest contract charges                0.95%              5.96%             45.83%
    Highest contract charges                  2.45%              5.71%             43.11%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%              7.73%            (24.50)%
    Highest contract charges                  2.52%             11.41%            (25.81)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              4.99%              4.45%
    Highest contract charges                  2.49%              4.58%              2.63%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              4.49%              3.83%
    Highest contract charges                  2.50%              4.19%              1.94%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              3.52%              1.63%
    Highest contract charges                  2.50%              3.39%             (0.17)%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                           UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME
 2009  Lowest contract charges                  6,291     $17.358747           $109,210
    Highest contract charges                   15,977      10.540549            168,410
    Remaining contract charges              4,405,834             --         72,911,670
 2008  Lowest contract charges                  8,403      13.887358            116,694
    Highest contract charges                      520       8.538764              4,437
    Remaining contract charges              5,421,609             --         72,118,864
 2007  Lowest contract charges                 16,938      25.973269            439,924
    Highest contract charges                    7,957      16.220138            129,068
    Remaining contract charges              7,202,506             --        179,640,582
 2006  Lowest contract charges                 18,201      24.504130            445,991
    Highest contract charges                   10,809      15.541727            168,022
    Remaining contract charges              8,406,951             --        198,203,720
 2005  Lowest contract charges                 18,819      19.444326            365,927
    Highest contract charges                   12,202      12.525106            152,830
    Remaining contract charges              9,026,480             --        169,445,465
PUTNAM VT INTERNATIONAL EQUITY
 2009  Lowest contract charges                 28,775      11.767913            338,618
    Highest contract charges                   13,988       8.820492            123,379
    Remaining contract charges              4,917,103             --         81,290,436
 2008  Lowest contract charges                 38,961       9.504233            370,291
    Highest contract charges                      388       7.234579              2,804
    Remaining contract charges              6,027,483             --         80,928,621
 2007  Lowest contract charges                 57,686      17.085639            985,604
    Highest contract charges                    7,925      13.235183            104,883
    Remaining contract charges              7,865,431             --        192,142,170
 2006  Lowest contract charges                 68,850      15.881238          1,093,423
    Highest contract charges                    7,502      12.522501             93,939
    Remaining contract charges              9,408,847             --        215,720,735
 2005  Lowest contract charges                 74,974      12.521365            938,777
    Highest contract charges                    8,248      10.052848             82,920
    Remaining contract charges             11,051,486             --        200,843,907

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME
 2009  Lowest contract charges                0.95%                --              25.00%
    Highest contract charges                  2.45%                --              23.14%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%              2.04%            (46.53)%
    Highest contract charges                  2.55%              1.71%            (47.36)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              1.65%              6.00%
    Highest contract charges                  2.50%              1.69%              4.37%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              1.16%             26.02%
    Highest contract charges                  2.50%              1.21%             24.09%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.94%              0.70%             13.02%
    Highest contract charges                  2.49%              0.88%             11.28%
    Remaining contract charges                  --                 --                 --
PUTNAM VT INTERNATIONAL EQUITY
 2009  Lowest contract charges                0.95%                --              23.82%
    Highest contract charges                  2.44%                --              21.62%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%              2.66%            (44.37)%
    Highest contract charges                  2.60%              1.38%            (45.34)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              3.14%              7.58%
    Highest contract charges                  2.49%              2.73%              5.69%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              0.79%             26.83%
    Highest contract charges                  2.50%              0.63%             24.57%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              1.75%             11.39%
    Highest contract charges                  2.50%              1.45%              9.43%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                           UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES
 2009  Lowest contract charges                     53     $15.443568               $812
    Highest contract charges                    2,835       8.992189             25,497
    Remaining contract charges              2,108,047             --         30,960,704
 2008  Lowest contract charges                  2,225      11.268124             25,071
    Highest contract charges                    3,265       6.663483             21,753
    Remaining contract charges              2,458,850             --         26,382,496
 2007  Lowest contract charges                  1,443      19.777158             28,532
    Highest contract charges                    2,876      11.878566             34,160
    Remaining contract charges              3,480,309             --         65,556,385
 2006  Lowest contract charges                    813      17.635844             14,340
    Highest contract charges                    2,067      10.774040             22,286
    Remaining contract charges              3,904,030             --         65,911,681
 2005  Lowest contract charges                  1,697      14.115601             23,950
    Highest contract charges                    2,069       8.753731             18,109
    Remaining contract charges              4,159,585             --         56,099,694
PUTNAM VT INVESTORS
 2009  Lowest contract charges                 41,436       7.173646            297,245
    Highest contract charges                   18,765       5.472803            102,696
    Remaining contract charges              6,978,657             --         53,543,937
 2008  Lowest contract charges                 62,016       5.520707            342,370
    Highest contract charges                   19,347       4.289235             82,983
    Remaining contract charges              7,462,574             --         44,603,232
 2007  Lowest contract charges                100,421       9.203441            924,220
    Highest contract charges                   19,454       7.275264            141,532
    Remaining contract charges             10,367,016             --        104,117,458
 2006  Lowest contract charges                132,193       9.770554          1,291,601
    Highest contract charges                    8,838       7.865861             69,510
    Remaining contract charges             13,662,937             --        146,617,012
 2005  Lowest contract charges                152,157       8.634611          1,313,815
    Highest contract charges                    8,933       7.078697             63,231
    Remaining contract charges             16,915,271             --        161,939,289

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES
 2009  Lowest contract charges                0.95%              3.63%             37.06%
    Highest contract charges                  2.50%              1.54%             34.95%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%              1.61%            (43.03)%
    Highest contract charges                  2.50%              1.55%            (43.90)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.94%              0.58%             12.14%
    Highest contract charges                  2.47%                --              10.42%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              1.40%             24.94%
    Highest contract charges                  2.45%              1.29%             23.08%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              0.71%             17.24%
    Highest contract charges                  2.45%              0.47%             15.50%
    Remaining contract charges                  --                 --                 --
PUTNAM VT INVESTORS
 2009  Lowest contract charges                0.95%              1.70%             29.94%
    Highest contract charges                  2.50%              1.16%             27.59%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%              0.58%            (40.02)%
    Highest contract charges                  2.51%              0.25%            (41.04)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              0.60%             (5.80)%
    Highest contract charges                  2.45%              0.00%             (7.51)%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              0.69%             13.16%
    Highest contract charges                  2.50%              0.40%             11.12%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              1.31%              8.00%
    Highest contract charges                  2.50%              0.98%              6.12%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                           UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
 2009  Lowest contract charges                221,251      $1.217437           $269,359
    Highest contract charges                   28,863       0.995207             28,725
    Remaining contract charges             53,734,894             --         95,104,093
 2008  Lowest contract charges                190,916       1.224789            233,832
    Highest contract charges                   28,893       1.018279             29,421
    Remaining contract charges             80,433,393             --        142,439,589
 2007  Lowest contract charges                 92,965       1.202504            111,791
    Highest contract charges                   22,567       1.019909             23,016
    Remaining contract charges             62,519,715             --        111,248,994
 2006  Lowest contract charges                183,649       1.155355            212,179
    Highest contract charges                   21,488       0.997267             21,426
    Remaining contract charges             58,656,301             --        100,519,635
 2005  Lowest contract charges                118,736       1.114757            132,361
    Highest contract charges                   21,234       0.979257             20,794
    Remaining contract charges             60,254,395             --        100,027,027
PUTNAM VT NEW OPPORTUNITIES
 2009  Lowest contract charges                  5,872      19.852452            116,571
    Highest contract charges                   22,831       4.533921            103,513
    Remaining contract charges              8,561,402             --        152,325,135
 2008  Lowest contract charges                  7,949      15.167592            120,560
    Highest contract charges                   23,925       3.518082             84,171
    Remaining contract charges              9,888,877             --        135,792,853
 2007  Lowest contract charges                 10,438      24.998246            260,930
    Highest contract charges                   24,265       5.889089            142,898
    Remaining contract charges             12,444,162             --        283,454,220
 2006  Lowest contract charges                 15,801      23.867242            377,124
    Highest contract charges                    3,546       5.710479             20,244
    Remaining contract charges             16,034,778             --        349,889,229
 2005  Lowest contract charges                 16,386      22.195385            363,701
    Highest contract charges                    3,500       5.393438             18,878
    Remaining contract charges             20,795,671             --        424,903,056

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT MONEY MARKET
 2009  Lowest contract charges                0.95%              0.28%             (0.60)%
    Highest contract charges                  2.50%              0.22%             (2.27)%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%              2.67%              1.85%
    Highest contract charges                  2.47%              2.39%              0.04%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              4.94%              4.08%
    Highest contract charges                  2.44%              4.67%              2.27%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              4.66%              3.64%
    Highest contract charges                  2.45%              4.27%              1.84%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              2.75%              1.82%
    Highest contract charges                  2.44%              2.60%              0.05%
    Remaining contract charges                  --                 --                 --
PUTNAM VT NEW OPPORTUNITIES
 2009  Lowest contract charges                0.95%              0.40%             30.89%
    Highest contract charges                  2.50%              0.35%             28.88%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%                --             (39.33)%
    Highest contract charges                  2.51%                --             (40.26)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%                --               4.74%
    Highest contract charges                  2.46%                --               3.13%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%                --               7.53%
    Highest contract charges                  2.50%                --               5.88%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              0.10%              8.96%
    Highest contract charges                  2.50%              0.11%              7.29%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                           UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
PUTNAM VT RESEARCH
 2009  Lowest contract charges                  9,614      $8.847236            $85,055
    Highest contract charges                   12,996       6.603882             85,826
    Remaining contract charges              1,762,342             --         18,263,766
 2008  Lowest contract charges                 11,235       6.688187             75,139
    Highest contract charges                      292       5.068638              1,482
    Remaining contract charges              2,119,418             --         16,653,933
 2007  Lowest contract charges                 17,207      10.965040            188,680
    Highest contract charges                    6,082       8.457006             51,436
    Remaining contract charges              2,845,606             --         37,218,000
 2006  Lowest contract charges                 31,409      10.978838            344,839
    Highest contract charges                    8,544       8.622908             73,655
    Remaining contract charges              3,724,239             --         49,122,836
 2005  Lowest contract charges                 45,115       9.929116            447,950
    Highest contract charges                    8,462       7.942712             67,210
    Remaining contract charges              4,803,268             --         58,213,340
PUTNAM VT SMALL CAP VALUE
 2009  Lowest contract charges                  6,986      20.054991            140,097
    Highest contract charges                    5,892      14.568669             85,839
    Remaining contract charges              2,176,190             --         38,949,967
 2008  Lowest contract charges                  7,861      15.357260            120,722
    Highest contract charges                    6,244      11.356564             70,905
    Remaining contract charges              2,672,145             --         36,813,563
 2007  Lowest contract charges                  9,961      25.512681            254,132
    Highest contract charges                    5,746      19.203583            110,349
    Remaining contract charges              3,903,914             --         89,813,794
 2006  Lowest contract charges                 15,159      29.429504            446,133
    Highest contract charges                    6,405      22.559466            144,414
    Remaining contract charges              5,535,640             --        147,956,774
 2005  Lowest contract charges                 16,017      25.269218            404,738
    Highest contract charges                    6,372      19.720038            125,649
    Remaining contract charges              7,274,598             --        167,868,081

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT RESEARCH
 2009  Lowest contract charges                0.95%              1.61%             32.28%
    Highest contract charges                  2.45%              1.10%             29.96%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%              1.52%            (39.00)%
    Highest contract charges                  2.52%              2.00%            (40.07)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              0.68%             (0.13)%
    Highest contract charges                  2.50%              0.39%             (1.92)%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              0.81%             10.57%
    Highest contract charges                  2.50%              0.53%              8.56%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              1.18%              4.26%
    Highest contract charges                  2.48%              0.85%              2.42%
    Remaining contract charges                  --                 --                 --
PUTNAM VT SMALL CAP VALUE
 2009  Lowest contract charges                0.95%              2.08%             30.59%
    Highest contract charges                  2.50%              1.70%             28.28%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%              1.97%            (39.81)%
    Highest contract charges                  2.51%              1.06%            (40.86)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              0.81%            (13.31)%
    Highest contract charges                  2.50%              0.55%            (14.88)%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              0.55%             16.46%
    Highest contract charges                  2.50%              0.32%             14.40%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              0.40%              6.28%
    Highest contract charges                  2.50%              0.13%              4.39%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                           UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2009  Lowest contract charges                 34,150     $10.573412           $361,079
    Highest contract charges                    4,380       8.709196             38,147
    Remaining contract charges              7,066,637             --         70,291,839
 2008  Lowest contract charges                 52,633       8.479938            446,324
    Highest contract charges                      115       7.086744                817
    Remaining contract charges              9,111,265             --         73,045,540
 2007  Lowest contract charges                 77,717      14.380828          1,117,633
    Highest contract charges                    1,497      12.258317             18,355
    Remaining contract charges             12,400,603             --        169,493,642
 2006  Lowest contract charges                105,944      14.354043          1,520,724
    Highest contract charges                    2,223      12.449916             27,663
    Remaining contract charges             15,889,296             --        217,833,406
 2005  Lowest contract charges                166,252      12.912191          2,146,680
    Highest contract charges                    2,248      11.405387             25,638
    Remaining contract charges             21,119,080             --        261,797,440
PUTNAM VT GLOBAL UTILITIES FUND
 2009  Lowest contract charges                    716      26.019410             18,636
    Highest contract charges                    2,973       9.287905             27,614
    Remaining contract charges              2,814,361             --         71,285,130
 2008  Lowest contract charges                  6,714      11.158441             74,921
    Highest contract charges                      214       8.866021              1,901
    Remaining contract charges              3,535,264             --         84,098,086
 2007  Lowest contract charges                     28      35.536815              1,011
    Highest contract charges                      215      13.071945              2,806
    Remaining contract charges              4,385,041             --        151,907,359
 2006  Lowest contract charges                    204      29.910518              6,107
    Highest contract charges                      522      11.205826              5,832
    Remaining contract charges              5,234,954             --        153,095,869
 2005  Lowest contract charges                    204      23.770353              4,853
    Highest contract charges                      521       9.030912              4,701
    Remaining contract charges              6,662,422             --        154,940,003

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2009  Lowest contract charges                0.95%              4.95%             24.69%
    Highest contract charges                  2.45%              4.41%             22.59%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%              5.23%            (41.03)%
    Highest contract charges                  2.51%             10.86%            (42.19)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              3.11%              0.19%
    Highest contract charges                  2.50%              2.51%             (1.54)%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              2.93%             11.17%
    Highest contract charges                  2.50%              2.38%              9.16%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              2.31%              3.23%
    Highest contract charges                  2.50%              2.10%              1.43%
    Remaining contract charges                  --                 --                 --
PUTNAM VT GLOBAL UTILITIES FUND
 2009  Lowest contract charges                0.95%              4.63%              6.34%
    Highest contract charges                  2.42%                --               4.76%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%              2.43%            (30.99)%
    Highest contract charges                  2.45%              2.15%            (32.18)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              2.60%             18.81%
    Highest contract charges                  2.41%                --              17.04%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              2.82%             25.83%
    Highest contract charges                  2.36%              2.84%             24.08%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.94%                --               7.55%
    Highest contract charges                  2.37%              1.82%              6.05%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                           UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
PUTNAM VT VISTA
 2009  Lowest contract charges                  9,241     $12.536129           $115,841
    Highest contract charges                    5,641       4.671066             26,348
    Remaining contract charges              4,115,207             --         45,217,304
 2008  Lowest contract charges                 10,215       9.121416             93,175
    Highest contract charges                      339       3.451830              1,170
    Remaining contract charges              3,989,159             --         31,801,807
 2007  Lowest contract charges                 11,412      16.910462            192,986
    Highest contract charges                    8,319       6.499758             54,069
    Remaining contract charges              5,194,015             --         77,608,071
 2006  Lowest contract charges                 17,638      16.445388            290,063
    Highest contract charges                    8,814       6.419752             56,589
    Remaining contract charges              7,019,700             --        102,862,364
 2005  Lowest contract charges                 18,468      15.744049            290,761
    Highest contract charges                    8,339       6.242010             52,050
    Remaining contract charges              9,101,130             --        130,591,263
PUTNAM VT VOYAGER
 2009  Lowest contract charges                 58,772       9.818731            577,062
    Highest contract charges                   15,922       6.642601            105,762
    Remaining contract charges              7,747,674             --        359,443,777
 2008  Lowest contract charges                 72,049       6.033232            434,690
    Highest contract charges                   20,603       4.155468             85,615
    Remaining contract charges              9,066,875             --        263,462,133
 2007  Lowest contract charges                111,439       9.648494          1,075,217
    Highest contract charges                   21,136       6.766742            143,023
    Remaining contract charges             11,724,882             --        552,132,978
 2006  Lowest contract charges                144,478       9.207722          1,330,309
    Highest contract charges                   19,318       6.575081            127,011
    Remaining contract charges             15,693,965             --        716,951,764
 2005  Lowest contract charges                192,743       8.794007          1,694,980
    Highest contract charges                   18,092       6.394015            115,683
    Remaining contract charges             20,965,312             --        927,301,057

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT VISTA
 2009  Lowest contract charges                0.95%                --              37.44%
    Highest contract charges                  2.49%                --              35.32%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%                --             (46.06)%
    Highest contract charges                  2.59%                --             (46.89)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%                --               2.83%
    Highest contract charges                  2.49%                --               1.25%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%                --               4.46%
    Highest contract charges                  2.50%                --               2.85%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%                --              11.09%
    Highest contract charges                  2.48%                --               9.38%
    Remaining contract charges                  --                 --                 --
PUTNAM VT VOYAGER
 2009  Lowest contract charges                0.95%              1.15%             62.74%
    Highest contract charges                  2.50%              0.91%             59.85%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%              0.32%            (37.47)%
    Highest contract charges                  2.51%                --             (38.59)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              0.03%              4.79%
    Highest contract charges                  2.46%                --               2.92%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              0.39%              4.71%
    Highest contract charges                  2.50%              0.11%              2.83%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              1.02%              4.94%
    Highest contract charges                  2.48%              0.67%              3.08%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                           UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
 2009  Lowest contract charges                  1,103     $15.650760            $17,261
    Highest contract charges                    3,970      14.123001             56,070
    Remaining contract charges                575,980             --          8,790,127
 2008  Lowest contract charges                  4,176      10.850239             45,314
    Highest contract charges                    4,416       9.944019             43,908
    Remaining contract charges                631,696             --          6,706,164
 2007  Lowest contract charges                  5,783      16.900331             97,734
    Highest contract charges                    2,755      15.762954             43,419
    Remaining contract charges                877,254             --         14,592,446
 2006  Lowest contract charges                  5,977      18.863017            112,747
    Highest contract charges                    2,663      17.859648             47,585
    Remaining contract charges              1,101,963             --         20,525,703
 2005  Lowest contract charges                  6,642      16.528392            109,783
    Highest contract charges                    2,253      15.885699             35,793
    Remaining contract charges                920,678             --         15,084,582
PUTNAM VT EQUITY INCOME
 2009  Lowest contract charges                 52,393      14.480341            758,669
    Highest contract charges                    7,467      13.066945             97,574
    Remaining contract charges              9,919,366             --        141,223,862
 2008  Lowest contract charges                 57,732      11.470023            662,188
    Highest contract charges                    2,870      10.538465             30,242
    Remaining contract charges              5,388,307             --         60,893,020
 2007  Lowest contract charges                 68,785      16.816424          1,156,721
    Highest contract charges                    1,835      15.752872             28,905
    Remaining contract charges              6,074,801             --        100,968,990
 2006  Lowest contract charges                 82,911      16.452427          1,364,089
    Highest contract charges                      901      15.629199             14,112
    Remaining contract charges              6,251,792             --        101,885,580
 2005  Lowest contract charges                 96,822      13.975903          1,353,177
    Highest contract charges                      903      13.463703             12,155
    Remaining contract charges              6,203,961             --         86,106,652

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
 2009  Lowest contract charges                0.96%              0.91%             44.24%
    Highest contract charges                  2.50%              0.60%             42.03%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%              0.52%            (35.80)%
    Highest contract charges                  2.50%                --             (36.79)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%                --             (10.41)%
    Highest contract charges                  2.44%                --             (11.74)%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              0.09%             14.13%
    Highest contract charges                  2.45%              0.08%             12.43%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%                --               9.12%
    Highest contract charges                  2.44%                --               7.49%
    Remaining contract charges                  --                 --                 --
PUTNAM VT EQUITY INCOME
 2009  Lowest contract charges                0.95%              1.22%             26.25%
    Highest contract charges                  2.49%              1.22%             23.99%
    Remaining contract charges                  --                 --                 --
 2008  Lowest contract charges                0.95%              2.02%            (31.79)%
    Highest contract charges                  2.43%                --             (32.81)%
    Remaining contract charges                  --                 --                 --
 2007  Lowest contract charges                0.95%              1.35%              2.21%
    Highest contract charges                  2.34%              1.25%              0.79%
    Remaining contract charges                  --                 --                 --
 2006  Lowest contract charges                0.95%              1.29%             17.72%
    Highest contract charges                  2.35%              1.17%             16.08%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.95%              0.98%              4.51%
    Highest contract charges                  2.34%              0.97%              3.06%
    Remaining contract charges                  --                 --                 --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's Manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.80% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.75%

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee, ranging from $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2009 and 2008 and for the Years Ended December 31, 2009 and 2008 and 2007

                                    CONTENTS

                                                                      PAGE:
--------------------------------------------------------------------------------
Contents                                                                F-2
Independent Auditors' Report                                            F-3
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                              F-4
  Statements of Operations                                              F-5
  Statements of Changes in Capital and Surplus                          F-6
  Statements of Cash Flows                                              F-7
  Notes to Financial Statements

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the difference between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of 2009.

/s/ Deloitte and Touche LLP
April 30, 2010
Hartford, CT

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2009                 2008
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $8,596,645           $8,371,683
 Common and Preferred Stocks                 1,185,816              266,882
 Mortgage Loans                                490,227              611,372
 Real Estate                                    27,644               27,285
 Policy Loans                                  352,829              354,920
 Cash and Short-Term Investments             1,582,479            2,326,153
 Other Invested Assets                         722,573            2,028,888
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS      12,958,213           13,987,183
                                        --------------       --------------
 Investment Income Due and Accrued             157,065               85,917
 Federal Income Taxes Recoverable                   --              174,110
 Deferred Tax Asset                            401,530              368,287
 Receivables from parent, subsidiaries
  and affiliates                                20,453               10,223
 Other Assets                                  790,047              283,676
 Separate Account Assets                    59,079,204           50,551,150
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $73,406,512          $65,460,546
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies              $8,133,755          $10,797,749
 Liability for Deposit Type Contracts           70,613               70,266
 Policy and Contract Claim Liabilities          33,983               33,836
 Asset Valuation Reserve                        25,564                6,004
 Payable to Parent, Subsidiaries or
  Affiliates                                    46,166               39,493
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (1,612,929)          (1,642,086)
 Federal income tax due or accrued              97,107                   --
 Other Liabilities                           3,447,448            3,426,276
 Separate Account Liabilities               59,079,204           50,551,150
                                        --------------       --------------
                     TOTAL LIABILITIES      69,320,911           63,282,688
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       2,889,208            1,692,530
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        456,321              497,354
 Unassigned Funds                              737,572              (14,526)
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       4,085,601            2,177,858
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $73,406,512          $65,460,546
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2009                 2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                  $(55,103,285)          $9,352,507          $10,313,501
 Net Investment Income                                                     507,049              376,034              348,437
 Commissions and Expense Allowances on Reinsurance Ceded                   210,712              229,723              333,674
 Reserve Adjustment on Reinsurance Ceded                                56,553,042              (18,161)          (1,710,405)
 Fee Income                                                              1,345,461            1,602,040            1,786,396
 Other Revenues                                                              9,945               71,925               83,752
                                                                    --------------       --------------       --------------
                                                    TOTAL REVENUES       3,522,924           11,614,068           11,155,355
                                                                    --------------       --------------       --------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                                617,438              648,881              341,654
 Disability and Other Benefits                                               9,760                9,181                7,588
 Surrenders and Other Fund Withdrawals                                   5,401,796            9,965,053            9,528,808
 Commissions                                                               540,146              834,850              962,917
 Increase (Decrease) in Aggregate Reserves for Life and Accident
  and Health Policies                                                   (2,639,943)           4,809,456              (70,821)
 General Insurance Expenses                                                398,688              448,657              532,485
 Net Transfers from Separate Accounts                                   (3,807,521)          (1,671,681)            (237,153)
 Modified Coinsurance Adjustment on Reinsurance Assumed                   (227,647)            (339,634)            (509,774)
 Other Expenses                                                            104,817               99,317              144,927
                                                                    --------------       --------------       --------------
                                       TOTAL BENEFITS AND EXPENSES         397,534           14,804,080           10,700,631
                                                                    --------------       --------------       --------------
 Net (loss) gain from operations before federal income tax expense
  (benefit)                                                              3,125,390           (3,190,012)             454,724
 Federal income tax (benefit) expense                                      446,708             (245,745)              88,449
                                                                    --------------       --------------       --------------
                                   NET (LOSS) GAIN FROM OPERATIONS       2,678,682           (2,944,267)             366,275
                                                                    --------------       --------------       --------------
 Net realized capital gains (losses), after tax                           (270,071)             961,162              (81,759)
                                                                    --------------       --------------       --------------
                                                 NET INCOME (LOSS)      $2,408,611          $(1,983,105)            $284,516
                                                                    --------------       --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2009                2008                2007
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,692,530           1,483,869           1,376,953
 Capital Contribution                                                      1,196,678             208,661             106,916
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      2,889,208           1,692,530           1,483,869
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                           497,354             194,430                  --
 Gain on Inforce Reinsurance                                                  (7,777)              3,310             194,430
 Impact of Adoption of SSAP 10R                                              266,358                  --                  --
 Permitted Practice DTA                                                     (299,614)            299,614                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        456,321             497,354             194,430
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  (14,526)            875,789             288,226
 Net (loss) Income                                                         2,408,611          (1,983,105)            284,516
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                         (1,127,255)            731,679             262,434
 Change in Net Unrealized Foreign Exchange Capital Losses                     31,071             (34,794)             (5,386)
 Change in Net Deferred Income Tax                                          (424,460)            669,251             (82,891)
 Change in Asset Valuation Reserve                                           (19,560)             40,851              (5,311)
 Change in Non-Admitted Assets                                              (405,548)           (182,691)            100,351
 Change in Reserve on Account of Change in Valuation Basis                        --              23,935             236,861
 Cumulative Effect of Change in Accounting Principles                         (5,644)                 --                  --
 Change in Liability for Reinsurance in Unauthorized Companies                (4,731)                559                (198)
 Cumulative Effect of Permitted Practice DTA                                 299,614                  --                  --
 Correction of Reserves and Tax Liabilities                                       --                  --               4,187
 Dividends to Stockholder                                                         --            (156,000)           (207,000)
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        737,572             (14,526)            875,789
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 End of year                                                              $4,085,601          $2,177,858          $2,556,588
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2009                 2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $(55,110,502)          $9,351,978          $10,306,169
 Net Investment Income                                                     492,876              408,199              378,000
 Miscellaneous Income                                                   58,120,251            1,885,933              493,502
                                                                    --------------       --------------       --------------
  Total Income                                                           3,502,625           11,646,110           11,177,671
                                                                    --------------       --------------       --------------
 Benefits Paid                                                           6,195,957           10,733,727           10,132,212
 Federal Income Tax Payments (Recoveries)                                  174,428              (96,263)              71,171
 Net Transfers from Separate Accounts                                   (3,836,677)          (1,671,681)            (204,517)
 Other Expenses                                                          2,346,022           (2,295,760)             332,141
                                                                    --------------       --------------       --------------
  Total Benefits and Expenses                                            4,879,730            6,670,023           10,331,007
                                                                    --------------       --------------       --------------
              NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES      (1,377,105)           4,976,087              846,664
                                                                    --------------       --------------       --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                   7,400,338              779,818            1,526,875
 Common and Preferred Stocks                                                 6,812               38,676              149,356
 Mortgage Loans                                                            124,749               17,014               63,357
 Derivatives and Other                                                   1,657,337              878,786              (32,175)
                                                                    --------------       --------------       --------------
  Total Investment Proceeds                                              9,189,236            1,714,294            1,707,413
                                                                    --------------       --------------       --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                   7,675,090            3,706,708            2,269,295
 Common and Preferred Stocks                                             1,824,388               19,943              214,967
 Mortgage Loans                                                             51,678              278,706              253,365
 Real Estate                                                                    --                   --                2,781
 Derivatives and Other                                                     297,106            1,529,747              384,420
                                                                    --------------       --------------       --------------
  Total Investments Acquired                                             9,848,262            5,535,104            3,124,828
                                                                    --------------       --------------       --------------
 Net (Decrease) Increase in Policy Loans                                    (2,091)              11,147               19,142
                                                                    --------------       --------------       --------------
                            NET CASH USED FOR INVESTING ACTIVITIES        (656,935)          (3,831,957)          (1,436,557)
                                                                    --------------       --------------       --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                                      486,062              208,661              100,000
 Dividends to Stockholder                                                       --             (156,000)             (57,726)
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                             1,140,679            1,013,639              646,001
 Net Other Cash (Used) Provided                                           (336,375)            (449,560)                (747)
                                                                    --------------       --------------       --------------
       NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS ACTIVITIES       1,290,366              616,740              687,528
                                                                    --------------       --------------       --------------
 Net Increase in Cash and Short-Term Investments                          (743,674)           1,760,870               97,635
 Cash and Short-Term Investments, Beginning of Year                      2,326,153              565,283              467,648
                                                                    --------------       --------------       --------------
                      CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $1,582,479           $2,326,153             $565,283
                                                                    --------------       --------------       --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany balances
  related to stock compensation                                              4,541                3,815                6,916
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                                       --                   --              149,274
 Capital contribution of subsidiary from HLIC                            1,406,075                   --                   --
 Distribution of WRR Shares to HLIC                                       (700,000)

                       SEE NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International Ltd.

-   Woodbury Financial Services

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization. The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut.

A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. If the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

For the year ended December 31, 2009, no state permitted practices were used by the Company. For the year ended December 31, 2008, the Company received approval from the Department to use the following permitted practice. If the Company had not used this permitted practice, its risk-based capital would not have triggered a regulatory event. The permitted practice modified the statutory accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice were not considered by the Company when determining surplus available for dividends. The Company was required to maintain it's risk-based capital ratio at or above 250% and submit a quarterly certification of its deferred tax asset calculation to the Department. For the annual period ending December 31, 2009, the Company adopted Statement of Statutory Accounting Principles ("SSAP") No. 10R, INCOME TAXES -- REVISED, A TEMPORARY REPLACEMENT OF SSAP NO. 10R, which incorporates the modification described in the aforementioned permitted practice.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the Department is provided in the following table:

                                                                          2009                 2008                2007
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                            $2,408,611          $(1,983,105)           $284,516
State prescribed practice:
Reinsurance reserve credit                                                  153,169             (142,389)             (7,492)
                                                                      -------------       --------------       -------------
                                        NET (LOSS) INCOME, NAIC SAP:    $ 2,561,780         $ (2,125,494)          $ 277,024
                                                                      -------------       --------------       -------------
Statutory surplus, State of Connecticut basis                            $4,085,601           $2,177,858          $2,556,588
State permitted and prescribed practice
Reinsurance reserve credit -- prescribed practice                          (237,402)            (390,571)           (248,182)
Deferred income taxes -- permitted practice                                      --             (299,614)                 --
                                                                      -------------       --------------       -------------
                                        STATUTORY SURPLUS, NAIC SAP:    $ 3,848,199          $ 1,487,673         $ 2,308,406
                                                                      -------------       --------------       -------------

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net (loss) income and capital and surplus for the Company are as follows:

                                                                         2009                 2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net (loss) Income                                                   $(520,467)         $(2,431,996)            $348,883
Deferral and amortization of policy acquisition costs, net               2,739,454               56,711             (583,420)
Change in unearned revenue reserve                                          (1,584)             221,472              205,884
Deferred taxes                                                            (846,715)          (1,254,566)              76,671
Separate account expense allowance                                          40,418             (922,220)             382,281
Benefit reserve adjustment                                             (58,017,479)             359,517             (328,431)
Prepaid reinsurance adjustment                                                (356)                (967)               3,703
Sales inducements                                                          311,955              (56,624)             (30,167)
Derivatives                                                               (959,859)           1,870,871              263,627
Realized capital gains (losses)                                            467,796              441,220             (114,173)
Goodwill impairment                                                             --               76,895                   --
Investment in subsidiaries                                                 149,355                   --                   --
Other, net                                                              59,046,093             (343,419)              59,658
                                                                    --------------       --------------       --------------
                                       STATUTORY NET (LOSS) INCOME      $2,408,611          $(1,983,106)            $284,516
                                                                    --------------       --------------       --------------
GAAP Stockholder's Equity                                              $ 3,562,235          $ 1,543,717          $ 4,153,194
Deferred policy acquisition costs                                       (2,354,442)          (5,679,729)          (5,187,834)
Unearned revenue reserve                                                 1,068,865            1,191,670              861,421
Deferred taxes                                                            (860,386)            (645,626)             475,659
Separate account expense allowance                                       1,601,476            1,561,059            2,473,554
Unrealized gains on investments                                             55,956              806,123               56,340
Benefit reserve adjustment                                                 565,971            3,327,187              (44,469)
Asset valuation reserve                                                    (25,564)              (6,004)             (46,855)
Prepaid reinsurance premium                                                (54,066)             (49,200)             (40,877)
Goodwill                                                                   (45,229)             (93,206)            (170,100)
Reinsurance ceded                                                           99,469              111,406                 (569)
Other, net                                                                 471,316              110,461               27,124
                                                                    --------------       --------------       --------------
                                     STATUTORY CAPITAL AND SURPLUS      $4,085,601           $2,177,858           $2,556,588
                                                                    --------------       --------------       --------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 ("AG 43"), CARVM for Variable Annuities, which codifies the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2009 and 2008, the Company had $15,982,557 and $14,464,897
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2009 and 2008 totaled $70,973 and $60,552, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2009 (including general and separate account liabilities) are as follows

                                                                     % OF
                                                  AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
With market value adjustment:
In a lump sum reflecting changes in interest
 rates or asset values                            $1,855,882           3.16%
In installments over 5 years or more, with or
 w/o reduction in interest rates                          --           0.00%
At book value, less current surrender charge
 of 5% or more                                       438,197           0.75%
At market value                                   53,957,126          91.92%
                                               -------------       --------
     TOTAL WITH ADJUSTMENT OR AT MARKET VALUE     56,251,205          95.83%
                                               -------------       --------
At book value without adjustment (minimal or
 no charge or adjustment):
In a lump sum without adjustment                     276,406           0.47%
Installments over less than 5 years                       --           0.00%
In a lump sum subject to a fixed surrender
 charge of less than 5%                            1,939,543           3.30%
In a lump sum subject to a surrender charge               --           0.00%
All others                                                --           0.00%
Not subject to discretionary withdrawal              366,914           0.63%
                                               -------------       --------
Total, gross                                      58,834,068         100.23%
Reinsurance ceded                                   (137,554)         -0.23%
                                               -------------       --------
                                   TOTAL, NET    $58,696,514         100.00%
                                               -------------       --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)         $4,571,914
Exhibit 5, Supplementary Contract Section,
 Total (net)                                           4,791
Exhibit 7, Deposit-Type Contracts Section,
 Column 1, Line 14                                    70,613
                                               -------------
                                     SUBTOTAL      4,647,318
Separate Account Annual Statement
Exhibit 3, Column 2, Line 0299999                 54,049,196
Exhibit 3, Column 2, Line 0399999                         --
Policyholder dividend and coupon
 accumulations                                            --
Policyholder premiums                                     --
Guaranteed interest contracts                             --
Other contract deposit funds                              --
                                               -------------
                                     SUBTOTAL     54,049,196
                                               -------------
                               COMBINED TOTAL    $58,696,514
                                               -------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No.
88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2009 and 2008.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $25,564 and $6,004 as of December 31, 2009, 2008 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2009 and 2008 were $(9,037), and $(7,165) respectively. The 2009 and 2008 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital losses captured in the IMR, net of taxes, in 2009, 2008, and 2007 were $(3,242), $(3,339) and $(10,549), respectively. The amount of expense amortized from the IMR net of taxes in 2009, 2008 and 2007 included in the Company's Statements of Operations, was $(1,370), $(484) and $(86), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43-Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer,
(c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43-Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43-Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43-Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $110,124, $92,544 and $560 for the years ended December 31, 2009, 2008 and 2007, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $16,593, $20,786 and $1,664 for the years ended December 31, 2009, 2008 and 2007, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. As of December 31, 2009, 2008 and 2007, the Company established an allowance for credit losses on mortgage loans of $42,212, $0 and $0, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 100 -- Fair Value Measurements was issued by the NAIC in 2009 and is effective for December 31, 2010 annual financial statements. SSAP 100 defines fair value, establishes a measurement framework, and expands disclosures. The Company elected to early adopt as for the December 31, 2009 annual financial statements, as permitted under the standard. Adoption of SSAP 100 did not have a material impact on net income and capital and surplus.

SSAP NO. 10R -- Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10 (SSAP No. 10R) was issued by the NAIC in December 2009 and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years, increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus and requires additional disclosures as provided in Note 4, Income Taxes. In order to take advantage of these provisions, the risk-based capital for life insurers needs to be above 250%. The adoption of SSAP No. 10R positively impacted surplus by $266,358.

SSAP NO. 43R -- Revised Loan-backed and Structured Securities (SSAP No. 43R) was issued by the NAIC in September 2009 and is effective September 30, 2009. SSAP 43R supersedes SSAP No. 98 -- Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities and paragraph 13 of SSAP No. 99. SSAP 43R establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3, Investment. The implementation of SSAP No. 43R negatively impacted surplus for other-than-temporary impairments of loan-backed securities by $14,377.

SSAP NO. 99 -- Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment was issued by the NAIC in 2008 and is effective January 1, 2009. SSAP No. 99 establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an other-than-temporary impairment. The implementation of SSAP No. 99 did not have a material impact on the Company's net income and surplus.

SSAP NO. 97 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                        2009          2008              2007
--------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                 $440,304      $343,501          $335,302
Interest income from policy loans         22,025        22,535            21,532
Interest income from mortgage
 loans                                    31,264        26,596            17,414
Interest and dividends from other
 investments                              21,271        (9,818)            9,101
                                    ------------  ------------       -----------
Gross investment income                  514,864       382,814           383,349
Less: investment expenses                  7,815         6,780            34,912
                                    ------------  ------------       -----------
             NET INVESTMENT INCOME      $507,049      $376,034          $348,437
                                    ------------  ------------       -----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS AND SHORT TERM INVESTMENTS

                              2009               2008              2007
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                        $258,827            $89,940           $86,420
Gross unrealized capital
 losses                       (400,588)          (981,592)         (152,307)
                          ------------       ------------       -----------
Net unrealized capital
 losses                       (141,761)          (891,652)          (65,887)
Balance, beginning of
 year                         (891,652)           (65,887)           32,916
                          ------------       ------------       -----------
CHANGE IN NET UNREALIZED
  CAPITAL (LOSSES) GAINS
                ON BONDS
          AND SHORT TERM
             INVESTMENTS      $749,891          $(825,765)         $(98,803)
                          ------------       ------------       -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                              2009               2008              2007
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                         $32,641               $245            $1,751
Gross unrealized capital
 losses                        (49,799)          (157,708)          (56,041)
                          ------------       ------------       -----------
Net unrealized capital
 losses                        (17,158)          (157,463)          (54,290)
Balance, beginning of
 year                         (157,463)           (54,290)          (32,598)
                          ------------       ------------       -----------
CHANGE IN NET UNREALIZED
  CAPITAL (LOSSES) GAINS
        ON COMMON STOCKS
    AND PREFERRED STOCKS      $140,305          $(103,173)         $(21,692)
                          ------------       ------------       -----------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                              2009               2008              2007
--------------------------------------------------------------------------------
Bonds and short-term
 investments                 $(102,510)         $(103,639)         $(13,496)
Common stocks                     (611)              (784)              (11)
Preferred stocks               (12,733)           (27,428)           (2,546)
Other invested assets         (158,521)         1,095,885           (72,007)
                          ------------       ------------       -----------
Realized capital
 (losses) gains               (274,375)           964,034           (88,060)
Capital gains (tax)
 benefit                        (1,062)              (467)            4,248
                          ------------       ------------       -----------
Net realized capital
 (losses) gains, after
 tax                          (273,313)           964,501           (92,308)
Less: amounts
 transferred to IMR             (3,242)             3,339           (10,549)
                          ------------       ------------       -----------
    NET REALIZED CAPITAL
   (LOSSES) GAINS, AFTER
                     TAX     $(270,071)          $961,162          $(81,759)
                          ------------       ------------       -----------

For the years ended December 31, 2009, 2008 and 2007, sales of unaffiliated bonds and short-term investments resulted in proceeds of $8,402,279, $1,083,622 and $1,478,584, gross realized capital gains of $126,993, $13,331 and $13,287, and gross realized capital losses of $119,379, $29,008 and $26,224 respectively, before transfers to the IMR.

For the years ended December 31, 2009, 2008 and 2007, sales of common and preferred stocks resulted in proceeds of $6,812, $18,884 and $149,356, gross realized capital gains of $2,737, $11 and $62, and gross realized capital losses of $76, $7,437 and $955, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the State of Connecticut insurance department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2009 and 2008, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2009 and 2008 were $28,636,756 and $13,610,197, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2009 and 2008 were $113,244 and $1,859,441, respectively. As of December 31, 2009 and 2008 the average fair value for derivatives held for other investment and/or risk management activities was $840,855 and $963,117, respectively. The carrying value of derivative instruments at December 31, 2009 and 2008 were $132,015 and $1,764,939, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is three years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2009 and 2008 interest rate swaps used in cash flow hedge relationships had a notional value of $605,000 and $235,000, respectively, a fair value of $(2,845) and $72,937, respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2009 and 2008 foreign currency swaps used in cash flow hedge relationships had a notional value of $80,908 and $176,393, respectively, a fair value of $9,837 and $19,874, respectively, and a carrying value of $6,527 and $(1,691), respectively. Foreign currency swaps are also used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments. As of December 31, 2009 swaps in this strategy had a notional value of $2,219,332, a fair value of $(19,236), and a carrying value of $0. As of December 31, 2008 the Company did not have any foreign currency swaps used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS AND SWAPTIONS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaptions contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2009 and 2008 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $54,077 and $80,767, respectively, a fair value of $688 and $655, respectively, and a carrying value of $688 and $655, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a loss of $(230), $(5,450) and $(6,239), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2009 and 2008 credit default swaps had a notional value of $304,963 and $355,316, respectively, a fair value of $(6,316) and $37,463, respectively, and a carrying value of $(6,316) and $37,463, respectively. For the years ended December 31, 2009, 2008 and 2007, credit default swaps reported a gain of $802, $20,185 and $1,453, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2009 and 2008 credit default swaps in offsetting relationships had a notional value of $309,134 and $140,000, respectively, a fair value of $(3,609) and $0, respectively, and a carrying value of $(3,609) and $0, respectively. For the year ended December 31, 2009, credit default swaps in offsetting relationships reported a gain of $3 in realized capital gains and losses. For the years ended December 31, 2008 and 2007, there were no realized gains and losses on credit default swaps in offsetting relationships.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN, INDEX, AND INTEREST RATE SWAP CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured. The Company has also entered into customized swaps contracts to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2009 and 2008 derivative contracts in this strategy had a notional value of $9,016,065 and $10,136,044, respectively, a fair value of $(46,115) and $1,565,020, respectively, and a carrying value of $(46,115) and $1,565,020, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a gain of $75,643, a gain of $1,006,992 and a loss of $(48,528), respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration risk between assets and liabilities. As of December 31, 2009 the Company did not have any swaps in this strategy. As of December 31, 2008 interest rate swaps had a notional value of $75,000, a fair value of $319, and a carrying value of $319. For the years ended December 31, 2009, 2008 and 2007, interest rate swaps reported a gain of $103, $6,056 and $447, respectively, in realized capital gains and losses. In addition, the Company may enter into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2009 and 2008 interest rate swaps in offsetting relationships had a notional value of $225,000, a fair value of $(11,661) and $(13,301), respectively, and a carrying value of

$(11,661) and $(13,301), respectively. For the year ended December 31, 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2008, interest rate swaps in offsetting relationships reported a gain of $2,316. For the year ended December 31, 2007 there were no realized gains and losses on derivative contracts in this strategy.

EQUITY INDEX OPTIONS AND FUTURES: The Company purchases S&P 500 options contracts as well as futures to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets. As of December 31, 2009 and 2008 derivative contracts in this strategy had a notional value $13,436,955 and $1,870,478, respectively, a fair value of $185,534 and $134,852, respectively, and a carrying value of $185,534 and $134,852, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a loss of $(228,653), $(13,503) and $(16,876), respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency forward contracts convert euros to yen in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products. As of December 31, 2009 and 2008 foreign currency swaps and forwards had a notional value of $2,384,822 and $315,699, respectively, a fair value of $6,900 and $41,393, respectively, and a carrying value of $6,900 and $41,393, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a gain of $27,207, a loss of $(773) and a gain of $599, respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2009 and 2008 the warrants had a notional value of $500, a fair value of $67 and $229, respectively, and a carrying value of $67 and $229, respectively. There were no realized gains and losses during the years 2009, 2008 and 2007.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2009 and 2008.

                            AS OF DECEMBER 31, 2009

                                                                                        WEIGHTED
                                                                                         AVERAGE
                                    NOTIONAL                          CARRYING          YEARS TO
                                   AMOUNT (2)         FAIR VALUE       VALUE            MATURITY
----------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                                                                        4
  exposure                           $35,000               $(13)         $(13)            years
 Below investment grade risk                                                                  4
  exposure                            14,453               (194)         (194)            years
Basket credit default swaps
 (4)
 Investment grade risk                                                                        4
  exposure                            35,566              1,547         1,547             years
 Investment grade risk                                                                        8
  exposure                            70,000            (11,501)      (11,501)            years
                                    --------            -------       -------             -----
                        TOTAL       $155,019            $(10,161)     $(10,161)
                                    --------            -------       -------

                                       UNDERLYING REFERENCED CREDIT
                                             OBLIGATION(S) (1)

                                                                AVERAGE
                                                                 CREDIT
                                       TYPE                      RATING
-----------------------------  ---------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          Corporate Credit              AAA
 Below investment grade risk
  exposure                          Corporate Credit              BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          Corporate Credit               A-
 Investment grade risk
  exposure                          CMBS Credit                   AA+
                               ---------------------             ------
                        TOTAL


                                   OFFSETTING         OFFSETTING        OFFSETTING
                                    NOTIONAL             FAIR            CARRYING
                                   AMOUNT (3)         VALUE (3)         VALUE (3)
-----------------------------  ------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                           $35,000             $(833)            $(833)
 Below investment grade risk
  exposure                            14,453            (2,570)           (2,570)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                            34,661            (1,547)           (1,547)
 Investment grade risk
  exposure                            70,000            11,501            11,501
                                    --------            ------            ------
                        TOTAL       $154,114            $6,551            $6,551
                                    --------            ------            ------

                            AS OF DECEMBER 31, 2008

                                                                                         WEIGHTED
                                                                                          AVERAGE
                                   NOTIONAL                           CARRYING           YEARS TO
                                  AMOUNT (2)          FAIR VALUE       VALUE             MATURITY
------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          $70,000            $(21,514)      $(21,514)           8 years
                                    -------            --------       --------            -------
                        TOTAL       $70,000            $(21,514)      $(21,514)
                                    -------            --------       --------


                                                 UNDERLYING REFERENCED CREDIT       AVERAGE
                                                      OBLIGATION(S) (1)              CREDIT
                                                  TYPE                               RATING
-----------------------------  ----------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                                              CMBS Credit                   AAA
                                                      ---------------                 ----
                        TOTAL


                                  OFFSETTING         OFFSETTING         OFFSETTING
                                   NOTIONAL             FAIR             CARRYING
                                  AMOUNT (3)          VALUE (3)          VALUE (3)
-----------------------------  -------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          $70,000            $21,514            $21,514
                                    -------            -------            -------
                        TOTAL       $70,000            $21,514            $21,514
                                    -------            -------            -------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting, the future changes in value of or losses paid related to the original swap.

(4)  Includes $105,869 and $70,000 as of December 31, 2009 and 2008,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the year ended December 31, 2009 the Company did not have any losses on derivative instruments due to counterparty nonperformance. For the year ended December 31, 2008 the Company has incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2009, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

As of December 31, 2008, the Company had one significant concentration of credit risk, Government of Japan, that exceeded 10% of capital and surplus in bonds of single issuers that was not U.S. government, certain U.S. government agencies and short term investment pool. These bonds were all designated NAIC investment grade. The Company monitors closely these concentrations and the potential impact of capital and surplus should the issuer fail to perform according to the contractual terms of the investment. As of December 31, 2008, the carrying value, gross unrealized gain, gross unrealized loss and estimated fair value of these bonds were $1,848,824, $20,292, $0 and $1,869,116

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                  GROSS
                                                                               UNREALIZED               Gross           Estimated
                                                               Statement          GAINS            Unrealized                Fair
   BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2009              Value                               Losses               Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. government and government agencies and authorities:
 -- Guaranteed and sponsored                                    $700,086            $2,209           $(19,381)           $682,914
 -- Guaranteed and sponsored -- asset-backed                     540,081            15,260             (1,083)            554,258
States, municipalities and political subdivisions                 90,420               951            (10,165)             81,206
International governments                                         82,841             4,614             (1,275)             86,180
All other corporate -- excluding asset-backed                  3,933,824           210,001            (43,650)          4,100,175
All other corporate -- asset-backed                            1,636,174            25,792           (246,728)          1,415,238
Hybrid securities                                                144,409                --            (23,365)            121,044
Short-term investments                                         1,464,800                --                 --           1,464,800
Affiliate bond                                                 1,468,810                --            (54,941)          1,413,869
                                                          --------------       -----------       ------------       -------------
                  TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,061,445          $258,827          $(400,588)         $9,919,684
                                                          --------------       -----------       ------------       -------------

                                                                                  GROSS             GROSS             ESTIMATED
                                                                               UNREALIZED         UNREALIZED            FAIR
                                                               COST               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
 DECEMBER 31, 2009
Common stock -- unaffiliated                                      $5,441            $1,263               $(17)             $6,687
Common stock -- affiliated                                     1,123,632            31,378            (49,782)          1,105,228
                                                          --------------       -----------       ------------       -------------
                                     TOTAL COMMON STOCKS      $1,129,073           $32,641           $(49,799)         $1,111,915
                                                          --------------       -----------       ------------       -------------

                                                                                  GROSS             GROSS             ESTIMATED
                                                            STATEMENT          UNREALIZED         UNREALIZED            FAIR
                                                              VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
 DECEMBER 31, 2009
Preferred stock -- unaffiliated                                  $73,901            $4,495           $(10,675)            $67,721
                                                          --------------       -----------       ------------       -------------
                                  TOTAL PREFERRED STOCKS         $73,901            $4,495           $(10,675)            $67,721
                                                          --------------       -----------       ------------       -------------

                                                                  GROSS             GROSS             ESTIMATED
                                            STATEMENT          UNREALIZED         UNREALIZED            FAIR
                                              VALUE               GAINS             LOSSES              VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2008
U.S. government and government agencies
 and
 authorities:
 -- Guaranteed and sponsored                    $767,433            $8,278            $(3,717)           $771,994
 -- Guaranteed and sponsored --                  612,681            14,147             (1,672)            625,156
  asset-backed
States, municipalities and political              56,540               258             (9,859)             46,939
 subdivisions
International governments                      1,784,069            21,070               (496)          1,804,643
Public utilities                                 552,314             5,224            (52,867)            504,671
All other corporate -- excluding               2,543,103            34,761           (271,737)          2,306,127
 asset-backed
All other corporate -- asset-backed            2,055,543             6,202           (641,244)          1,420,501
Short-term investments                         2,166,710                --                 --           2,166,710
Parents, subsidiaries and affiliates                $ --              $ --               $ --                $ --
                                          --------------       -----------       ------------       -------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,538,393           $89,940          $(981,592)         $9,646,741
                                          --------------       -----------       ------------       -------------

                                                                            GROSS              GROSS               ESTIMATED
                                                                          UNREALIZED         UNREALIZED              FAIR
                                                               COST         GAINS              LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
 DECEMBER 31, 2008
Common stock -- unaffiliated                                    $5,987        $18                 $(974)              $5,031
Common stock -- affiliated                                      36,884         --               (30,395)               6,489
                                                             ---------       ----            ----------            ---------
                                        TOTAL COMMON STOCKS    $42,871        $18              $(31,369)             $11,520
                                                             ---------       ----            ----------            ---------

                                                                                      GROSS           GROSS            ESTIMATED
                                                                STATEMENT           UNREALIZED      UNREALIZED           FAIR
                                                                  VALUE               GAINS           LOSSES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
 DECEMBER 31, 2008
Preferred stock -- unaffiliated                                   $255,362              $227          $(126,339)         $129,250
                                                               -----------            ------       ------------       -----------
                                  TOTAL PREFERRED STOCKS          $255,362              $227          $(126,339)         $129,250
                                                               -----------            ------       ------------       -----------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2009 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                     Statement       Estimated
                                                       Value        Fair Value
                                                   --------------  -------------
MATURITY
Due in one year or less                                $1,981,343     $1,972,939
Due after one year through five years                   2,223,537      2,187,278
Due after five years through ten years                  3,745,643      3,682,947
Due after ten years                                     2,110,922      2,076,520
                                                   --------------  -------------
                                            TOTAL     $10,061,445     $9,919,684
                                                   --------------  -------------

At December 31, 2009 and 2008, securities with a statement value of $3,814 and $3,809, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 7.5% and 1.66% and 6.99% and 4.02% during 2009 and 2008, respectively. During 2009 and 2008, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2009 and 2008, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2009 and 2008, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2009 and 2008, there were impaired loans with a related allowance for credit losses of $42,212 and $0 with interest income recognized during the period the loans were impaired of $(64) and $0, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2009, 2008 and 2007.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                   2009                                   2008
                                                       STATEMENT          ESTIMATED           STATEMENT          ESTIMATED
                                                         VALUE            FAIR VALUE            VALUE            FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                      $10,061,445          9,919,684         $10,538,393          9,646,741
 Preferred stocks                                           73,901             67,721             255,362            129,250
 Common stocks                                           1,111,915          1,111,915              11,520             11,520
 Mortgage loans                                            490,227            446,456             611,372            569,461
 Derivative related assets (1)                             324,260            326,218           1,791,997          1,813,561
 Policy loans                                              352,829            352,829             354,920            354,920
 Other invested assets                                     425,957            425,957             264,280            264,280
LIABILITIES
 Liability for deposit type contracts                     $(70,613)          $(70,613)           $(70,266)          $(70,266)
 Derivative related liabilities (1)                       (192,245)          (190,893)            (27,058)           (27,058)
                                                     -------------       ------------       -------------       ------------

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2009 and 2008, with a fair value asset position of $316,011 and $1,793,687, respectively, and a liability position of $(190,524) and $(27,058), respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2009 and 2008. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2009 and 2008, of $(22,081) and $72,938, respectively.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. The Company performs a monthly analysis on the prices received from third parties and derivative valuation which includes both quantitative and qualitative analysis.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the hierarchy. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The levels of the fair value hierarchy are as follows:

LEVEL 1 -- Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

LEVEL 2 -- Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

LEVEL 3 -- Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as private placement debt and equity securities. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following tables provide information as of December 31, 2009 and 2008 about the Company's financial assets and liabilities measured at fair value on a recurring basis. Certain items in the 2008 tables have been revised to reflect revised rounding and to conform with current year presentation.

                                                                      AS OF DECEMBER 31, 2009
                                         QUOTED PRICES
                                           IN ACTIVE                SIGNIFICANT             SIGNIFICANT
                                          MARKETS FOR               OBSERVABLE              UNOBSERVABLE
                                        IDENTICAL ASSETS              INPUTS                   INPUTS
                                           (LEVEL 1)                 (LEVEL 2)               (LEVEL 3)              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets at fair value:
Common Stock                                    $6,683                     $ --                      $4                $6,687
Derivative related assets
 GMWB hedging instruments                           --                       --                 140,611               140,611
 Macro hedge program                                --                   16,038                 161,701               177,739
 Other derivative assets                            --                  (12,981)                 10,642                (2,339)
                                          ------------              -----------              ----------          ------------
     TOTAL DERIVATIVE RELATED ASSETS                --                    3,057                 312,954               316,011
Separate account assets (1)                 59,063,044                       --                      --            59,063,044
                                          ------------              -----------              ----------          ------------
         TOTAL ASSETS AT FAIR VALUE:       $59,069,727                   $3,057                $312,958           $59,385,742
                                          ------------              -----------              ----------          ------------
Liabilities at fair value:
Derivative related liabilities
 GMWB hedging instruments                         $ --                $(186,725)                   $ --             $(186,725)
 Macro hedge program                                --                   (2,694)                 23,833                21,139
 Other derivative liabilities                       --                  (14,984)                 (9,954)              (24,938)
                                          ------------              -----------              ----------          ------------
    TOTAL LIABILITIES AT FAIR VALUE:              $ --                $(204,403)                $13,879             $(190,524)
                                          ------------              -----------              ----------          ------------

(1) Excludes approximately $16.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP 100.

                                                                  AS OF DECEMBER 31, 2008
                                  QUOTED PRICES
                                    IN ACTIVE                 SIGNIFICANT                SIGNIFICANT
                                   MARKETS FOR                 OBSERVABLE               UNOBSERVABLE
                                 IDENTICAL ASSETS                INPUTS                    INPUTS
                                    (LEVEL 1)                  (LEVEL 2)                  (LEVEL 3)                TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets at fair value:
Common Stock                              $5,028                     $ --                          $4                  $5,032
Derivative related assets
 GMWB hedging instruments                     --                  (12,918)                  1,592,007               1,579,089
 Macro hedge program                          --                   34,614                     134,852                 169,466
 Other derivative assets                      --                   44,477                         655                  45,132
                                  --------------               ----------               -------------          --------------
    TOTAL DERIVATIVE RELATED
                      ASSETS                  --                   66,173                   1,727,514               1,793,687
Separate account assets (1)           50,536,190                       --                          --              50,536,190
                                  --------------               ----------               -------------          --------------
 TOTAL ASSETS AT FAIR VALUE:         $50,541,218                  $66,173                  $1,727,518             $52,334,909
                                  --------------               ----------               -------------          --------------
Liabilities at fair value:
Derivative related
 liabilities
 GMWB hedging instruments                   $ --                     $ --                    $(14,070)               $(14,070)
 Other derivative
  liabilities                                 --                  (12,988)                         --                 (12,988)
                                  --------------               ----------               -------------          --------------
   TOTAL LIABILITIES AT FAIR
                      VALUE:                $ --                 $(12,988)                   $(14,070)               $(27,058)
                                  --------------               ----------               -------------          --------------

(1) Excludes approximately $15.0 million of investment sales receivable net of investment purchases payable that are not subject to SSAP 100.

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

LEVEL 1 FINANCIAL ASSETS AND LIABILITIES

Common Stock classified in Level 1 includes actively-traded exchange-listed equity securities and mutual funds. Separate account assets in Level 1 primarily include actively-traded institutional and retail mutual fund investments valued by the respective mutual fund companies.

LEVEL 2 FINANCIAL ASSETS AND LIABILITIES

DERIVATIVE: Amounts classified in Level 2 represent over-the-counter instruments, such as interest rate swaps, currency swaps, and certain credit default swaps that do not qualify for hedge accounting. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

LEVEL 3 FINANCIAL ASSETS AND LIABILITIES

The Company classifies certain privately placed, complex or illiquid securities in Level 3.

COMMON STOCK: Securities classified in Level 3 represent private placement equity securities. Fair values for these securities are derived principally using unobservable inputs as there is little, if any, relevant market data.

DERIVATIVES: Amounts classified in Level 3 represent complex derivatives, such as interest rate swaps, equity options and swaps, and certain credit default swaps that do not qualify for hedge accounting. Also included in Level 3 classification for derivatives are customized equity swaps that hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. These derivative instruments are valued using pricing models which utilize both observable and unobservable inputs and, to a lesser extent, broker quotations. A derivative instrument containing Level 1 or Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

CHANGES IN LEVEL 3 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The table below provides a fair value rollforward for the years ending December 31, 2009 and 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Company classifies the fair values of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, the majority of the inputs used to determine fair value are based on the Company's own assumptions about market participant assumptions. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                COMMON            GMWB HEDGING            MACRO HEDGE              OTHER
                                STOCK             INSTRUMENTS               PROGRAM             DERIVATIVES
                                                                                                                     TOTAL
                                                                      (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/09              $4               $1,577,937               $134,852                 $655          $1,713,448
                                  --               ----------              ---------              -------          ----------
Realized/unrealized gains
 (losses) included in:
 Net income                       --                       --                     --                   --                  --
 Unrealized gains and
  losses                          --                 (493,111)              (240,114)                 241            (732,984)
 Purchases, issuances, and
  settlements                     --                 (944,215)               290,796                 (208)           (653,627)
Transfers in (out) of Level
 3                                --                       --                     --                   --                  --
                                  --               ----------              ---------              -------          ----------
Fair value at 12/31/09             4                  140,611                185,534                  688             326,837
                                  --               ----------              ---------              -------          ----------
   TOTAL GAINS AND (LOSSES)
                   INCLUDED
  IN INCOME ATTRIBUTABLE TO
    INSTRUMENTS HELD AT THE
             REPORTING DATE       --                 (249,433)              (192,831)              (1,278)           (443,542)
                                  --               ----------              ---------              -------          ----------

                                COMMON            GMWB HEDGING            MACRO HEDGE              OTHER
                                 STOCK            INSTRUMENTS               PROGRAM             DERIVATIVES
                                                                                                                     TOTAL
                                                                       (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/08               $4                $466,545                   $ --                $(515)           $466,034
                                  ---              ----------              ---------              -------          ----------
Realized/unrealized gains
 (losses) included in:
 Net income                        --                      --                     --                   --                  --
 Unrealized gains and losses       --               1,290,658                101,264               (1,394)          1,390,528
 Purchases, issuances, and
  settlements                      --                (179,266)                33,588               (1,192)           (146,870)
Transfers in (out) of Level
 3                                 --                      --                     --                3,756               3,756
                                  ---              ----------              ---------              -------          ----------
Fair value at 12/31/08              4               1,577,937                134,852                  655          $1,713,448
                                  ---              ----------              ---------              -------          ----------
    TOTAL GAINS AND (LOSSES)
                    INCLUDED
   IN INCOME ATTRIBUTABLE TO
     INSTRUMENTS HELD AT THE
              REPORTING DATE       --               1,183,889                101,264               (4,167)         $1,280,986
                                  ---              ----------              ---------              -------          ----------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of separate account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

Transfers in and/or (out) of Level 3 during the twelve months ended December 31, 2009 are attributable to a change in the availability of market observable information for individual securities within respective categories.

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2009 and 2008. The following tables summarize the assets measured at fair value on a non-recurring basis as of December 31, 2009 and 2008, respectively:

                                                          AS OF DECEMBER 31, 2009
                                                QUOTED PRICES IN ACTIVE               SIGNIFICANT
                                                 MARKETS FOR IDENTICAL             OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                    (LEVEL 2)
------------------------------------------------------------------------------------------------------------
Bonds                             $235                     --                                12
Preferred Stock                 $5,390                     --                             4,985
                               -------                    ---                            ------

                                             AS OF DECEMBER 31, 2009
                                      SIGNIFICANT                     TOTAL
                                  UNOBSERVABLE INPUTS                 GAINS
                                       (LEVEL 3)                   AND (LOSSES)
-----------------------------  ---------------------------------------------------
Bonds                                      223                         (5,189)
Preferred Stock                            405                        (16,058)
                                          ----                       --------

                                                          AS OF DECEMBER 31, 2008
                                                QUOTED PRICES IN ACTIVE                SIGNIFICANT
                                                 MARKETS FOR IDENTICAL              OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                     (LEVEL 2)
-------------------------------------------------------------------------------------------------------------
Bonds                           $6,173                     --                             $4,775
                               -------                    ---                            -------

                                            AS OF DECEMBER 31, 2008
                                      SIGNIFICANT                    TOTAL
                                  UNOBSERVABLE INPUTS                GAINS
                                       (LEVEL 3)                  AND (LOSSES)
-----------------------------  --------------------------------------------------
Bonds                                    $1,398                      $(7,128)
                                        -------                     --------

Bonds include those securities that are ineligible to be carried at amortized cost by the SVO and have a fair value that is less than amortized cost as of December 31, 2009 and 2008. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2009 and 2008 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 Bonds include primarily sub-prime securities and below-investment-grade CMBS securities that are priced by brokers or internally fair valued and are classified as level 3 due to the lack of liquidity in the market. Level 3 preferred stock includes privately placed securities that are classified as Level 3 due to a lack of observability into the inputs used in pricing these types of securities.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2009 and 2008, the statement value of the loaned securities was $0 and $274,377, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1,232, $135 and $489 for the years ended December 31, 2009, 2008 and 2007, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2009 and 2008, collateral pledged of $340,474 and $478,048, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2009 and 2008, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $269,334 and $2,080,162, respectively. At December 31, 2009 and 2008, cash collateral of $243,019 and $1,924,101 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in bonds and cash and short-term investments was $243,019 and $1,829,907 as of December 31, 2009 and 2008, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2009 and 2008. As of December 31, 2009 and 2008, all collateral accepted was held in separate custodial accounts.

The statement value of the cash and securities collateral received by contractually obligated terms are shown below.

                                CASH AND SECURITIES       CASH AND SECURITIES
                                     COLLATERAL                COLLATERAL
                                 DECEMBER 31, 2009         DECEMBER 31, 2008
--------------------------------------------------------------------------------
Thirty days or less                    $243,019                 $1,949,162
Thirty one to 60 days                        --                     59,000
Sixty one to 90 days                         --                         --
Over 90 days                                 --                     72,000
                                     ----------               ------------
                       TOTAL           $243,019                 $2,080,162
                                     ----------               ------------

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2009 and 2008.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009.

                                             LESS THAN 12 MONTHS
                                 AMORTIZED           FAIR          UNREALIZED
                                    COST            VALUE            LOSSES
----------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored         $629,133         $609,752        $(19,381)
 -- guaranteed & sponsored --
  asset backed                       82,633           81,554          (1,079)
States, municipalities &
 political subdivisions              27,640           26,382          (1,258)
International Governments            11,932           10,657          (1,275)
All other corporate including
 international                      408,021          391,755         (16,266)
All other corporate -- asset
 backed                             683,679          578,444        (105,235)
Hybrid securities                        --               --              --
Affiliate bond                    1,468,810        1,413,869         (54,941)
                                 ----------       ----------       ---------
         TOTAL FIXED MATURITIES   3,311,848        3,112,413        (199,435)
Common stock -- unaffiliated                                              --
Common stock -- affiliated          283,115          233,333         (49,782)
Preferred stock -- unaffiliated          --               --              --
                                 ----------       ----------       ---------
                   TOTAL EQUITY     283,115          233,333         (49,782)
                                 ----------       ----------       ---------
               TOTAL SECURITIES  $3,594,963       $3,345,746       $(249,217)
                                 ----------       ----------       ---------

                                              12 MONTHS OR MORE
                                 AMORTIZED           FAIR          UNREALIZED
                                    COST            VALUE            LOSSES
-------------------------------  -------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored             $ --             $ --            $ --
 -- guaranteed & sponsored --
  asset backed                          122              118              (4)
States, municipalities &
 political subdivisions              36,135           27,228          (8,907)
International Governments                --               --              --
All other corporate including
 international                      385,451          358,067         (27,384)
All other corporate -- asset
 backed                             603,351          461,858        (141,493)
Hybrid securities                   144,409          121,044         (23,365)
Affiliate bond                           --               --              --
                                 ----------       ----------       ---------
         TOTAL FIXED MATURITIES   1,169,468          968,315        (201,153)
Common stock -- unaffiliated            577              560             (17)
Common stock -- affiliated                                                --
Preferred stock -- unaffiliated      53,309           42,634         (10,675)
                                 ----------       ----------       ---------
                   TOTAL EQUITY      53,886           43,194         (10,692)
                                 ----------       ----------       ---------
               TOTAL SECURITIES  $1,223,354       $1,011,509       $(211,845)
                                 ----------       ----------       ---------

                                                    TOTAL
                                 AMORTIZED           FAIR          UNREALIZED
                                    COST            VALUE            LOSSES
-------------------------------  -------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored         $629,133         $609,752        $(19,381)
 -- guaranteed & sponsored --
  asset backed                       82,755           81,672          (1,083)
States, municipalities &
 political subdivisions              63,775           53,610         (10,165)
International Governments            11,932           10,657          (1,275)
All other corporate including
 international                      793,472          749,822         (43,650)
All other corporate -- asset
 backed                           1,287,030        1,040,302        (246,728)
Hybrid securities                   144,409          121,044         (23,365)
Affiliate bond                    1,468,810        1,413,869         (54,941)
                                 ----------       ----------       ---------
         TOTAL FIXED MATURITIES   4,481,316        4,080,728        (400,588)
Common stock -- unaffiliated            577              560             (17)
Common stock -- affiliated          283,115          233,333         (49,782)
Preferred stock -- unaffiliated      53,309           42,634         (10,675)
                                 ----------       ----------       ---------
                   TOTAL EQUITY     337,001          276,527         (60,474)
                                 ----------       ----------       ---------
               TOTAL SECURITIES  $4,818,317       $4,357,255       $(461,062)
                                 ----------       ----------       ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2009, fixed maturities, comprised of approximately 430 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), and residential mortgage-backed securities ("RMBS") and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2009, 77% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2009 was primarily attributable to credit spread tightening, impairments and, to a lesser extent, sales, partially offset by rising interest rates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2009.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 230 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2009, approximately 85% were securities priced at or greater than 80% of amortized cost. The remaining securities were primarily composed of CMBS and ABS securities, of which 76% had a credit rating of BB or above as of December 31, 2009.

Securities depressed for twelve months or more as of December 31, 2009 were comprised of approximately 200 securities with the majority of the unrealized loss amount relating to securities supported by real estate related assets, specifically investment grade CMBS bonds, and sub-prime RMBS. Current market spreads continue to be significantly wider for securities supported by real estate related assets, as compared to spreads at the security's respective purchase date, largely due to the continued effects of the recession and the economic and market uncertainties regarding future performance of commercial and residential real estate. For these securities in an unrealized loss position where a credit impairment has not been recorded, the Company's best estimate of expected future cash flows are sufficient to recover the amortized cost basis of the security.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008.

                                                         LESS THAN 12 MONTHS
                                             AMORTIZED           FAIR          UNREALIZED
                                                COST            VALUE            LOSSES
-----------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                     $684,248         $680,531         $(3,717)
 -- guaranteed & sponsored -- asset
  backed                                         37,768           37,523            (245)
States, municipalities & political
 subdivisions                                    10,395            9,721            (674)
International Governments                         4,983            4,487            (496)
Public utilities                                223,457          206,514         (16,943)
All other corporate including
 international                                1,311,543        1,212,800         (98,743)
All other corporate -- asset backed             557,904          455,963        (101,941)
                                             ----------       ----------       ---------
                TOTAL FIXED MATURITIES        2,830,298        2,607,539        (222,759)
Common stock -- unaffiliated                      4,258            3,286            (972)
Common stock -- affiliated                           --               --              --
Preferred stock -- unaffiliated                  20,127           11,958          (8,169)
                                             ----------       ----------       ---------
                          TOTAL EQUITY           24,385           15,244          (9,141)
                                             ----------       ----------       ---------
                      TOTAL SECURITIES       $2,854,683       $2,622,783       $(231,900)
                                             ----------       ----------       ---------

                                                          12 MONTHS OR MORE
                                             AMORTIZED           FAIR          UNREALIZED
                                                COST            VALUE            LOSSES
--------------------------------------  -------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                           $0               $0            $ --
 -- guaranteed & sponsored -- asset
  backed                                         79,200           77,773          (1,427)
States, municipalities & political
 subdivisions                                    36,145           26,960          (9,185)
International Governments                            --               --              --
Public utilities                                198,757          162,833         (35,924)
All other corporate including
 international                                  721,634          548,640        (172,994)
All other corporate -- asset backed           1,441,860          902,557        (539,303)
                                             ----------       ----------       ---------
                TOTAL FIXED MATURITIES        2,477,596        1,718,763        (758,833)
Common stock -- unaffiliated                          2               --              (2)
Common stock -- affiliated                       36,884            6,489         (30,395)
Preferred stock -- unaffiliated                 232,547          114,377        (118,170)
                                             ----------       ----------       ---------
                          TOTAL EQUITY          269,433          120,866        (148,567)
                                             ----------       ----------       ---------
                      TOTAL SECURITIES       $2,747,029       $1,839,629       $(907,400)
                                             ----------       ----------       ---------

                                                                 TOTAL
                                             AMORTIZED           FAIR          UNREALIZED
                                                COST            VALUE            LOSSES
--------------------------------------  -------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                     $684,248         $680,531           $(3,717)
 -- guaranteed & sponsored -- asset
  backed                                        116,968          115,296            (1,672)
States, municipalities & political
 subdivisions                                    46,540           36,681            (9,859)
International Governments                         4,983            4,487              (496)
Public utilities                                422,214          369,347           (52,867)
All other corporate including
 international                                2,033,177        1,761,440          (271,737)
All other corporate -- asset backed           1,999,764        1,358,520          (641,244)
                                             ----------       ----------       -----------
                TOTAL FIXED MATURITIES        5,307,894        4,326,302          (981,592)
Common stock -- unaffiliated                      4,260            3,286              (974)
Common stock -- affiliated                       36,884            6,489           (30,395)
Preferred stock -- unaffiliated                 252,674          126,335          (126,339)
                                             ----------       ----------       -----------
                          TOTAL EQUITY          293,818          136,110          (157,708)
                                             ----------       ----------       -----------
                      TOTAL SECURITIES       $5,601,712       $4,462,412       $(1,139,300)
                                             ----------       ----------       -----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2008, fixed maturities, comprised of approximately 760 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The securities were primarily concentrated in securitized assets, specifically CMBS and financial services sector securities. The remaining 14%, comprised of approximately 25 securities, primarily consisted of non-redeemable preferred stock in the financial services sector. The unrealized losses were largely the result of credit spread widening primarily due to continued deterioration in the U.S. housing market, tightened lending conditions and the market's flight to quality securities, as well as, a U.S. recession and a declining global economy.

As of December 31, 2008, 66% of securities in an unrealized loss position were depressed less than 20% of amortized cost. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the Company has determined that these securities are temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 340 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2008, 80% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 90% had a credit rating of BBB or above as of December 31, 2008. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Securities depressed for twelve months or more as of December 31, 2008 were comprised of approximately 445 securities with the majority of the unrealized loss amount relating to securitized assets and financial services sector securities. The majority of the securitized assets depressed for twelve months or more primarily relate to CMBS and sub-prime RMBS. Based upon the Company's cash flow modeling in a severe negative economic outlook, which shows no loss of principal and interest, it has been determined that these securities are temporarily impaired as of December 31, 2008. The majority of the other securities depressed for twelve months or more primarily relate to financial services sector securities that include corporate bonds, as well as, preferred equity issued by large high quality financial institutions that are lower in the capital structure and, as a result, have incurred greater price depressions. Based upon the Company's analysis of these securities and current macroeconomic conditions, the Company expects to see price recovery on these securities.

(M) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company had no other-than-temporary impairments on loan-backed and structured securities taken as a result of intent to sell or inability or lack of intent to retain such investments for a period of time sufficient to recover the amortized cost basis.

The following table presents details on credit impairments taken on loan-backed and structured securities pursuant to SSAP No. 43-Revised.

                                               BOOK/ADJ
                                            CARRYING VALUE
                                               AMORTIZED
                                              COST BEFORE
        IMPAIRMENT                          CURRENT PERIOD     PROJECTED
           DATE                 CUSIP            OTTI          CASH FLOWS
---------------------------------------------------------------------------
        9/30/2009                00503NAB7       $7,535,388      $1,959,990
        9/30/2009                00503NAC5          462,707         143,832
        9/30/2009                05947UHT8        3,987,817       3,981,363
        9/30/2009                059497BW6        9,725,618       9,468,201
        9/30/2009                059500BK3          324,723         301,919
        9/30/2009                07383FYN2        1,426,119       1,353,732
        9/30/2009                07388NAX4        8,656,256       6,740,942
        9/30/2009                1248MBAJ4          999,970         837,548
        9/30/2009                14984WAA8        7,545,795       5,990,179
        9/30/2009                15188RAB8          985,186          77,012
        9/30/2009                15188RAC6          103,020          34,781
        9/30/2009                173067AJ8        1,373,631       1,082,028
        9/30/2009                22540VV33        2,653,742       2,644,326
        9/30/2009                22541NVA4        2,380,022       2,338,979
        9/30/2009                22545XBB8        2,034,495       1,474,961
        9/30/2009                36158YBE8          929,981         920,612
        9/30/2009                361849N65        1,365,928         690,903
        9/30/2009                3622G0AC4          822,792         302,810
        9/30/2009                46625MCY3          644,072         572,349
        9/30/2009                46625MKQ1        1,741,503       1,562,569
        9/30/2009                46625YJP9          787,944         729,302
        9/30/2009                46625YWE9        3,076,000       2,571,757
        9/30/2009                51804WAC4        1,081,428          30,116
        9/30/2009                51804XAU2          742,470          11,524
        9/30/2009                51804XAV0           24,893           5,125
        9/30/2009                51804XBH0            7,277              --
        9/30/2009                55312YBD3        2,224,569       1,767,229
        9/30/2009                75970JAS5           15,323           4,705
        9/30/2009                75970JAU0           10,731           9,123
        9/30/2009                75970QAQ3          448,316         395,099
        9/30/2009                78402KAA3          769,074         135,713
        9/30/2009                78402KAB1          135,046          36,892
        9/30/2009                92978TBU4        5,534,393       3,809,262
        9/30/2009                93364LAD0        7,945,532       5,903,490
        12/31/2009               126683AC5        3,921,365       1,202,357
        12/31/2009               12669RAC1        5,913,980       2,107,965
        12/31/2009               23243NAF5        8,660,779       4,126,189
        12/31/2009               38500XAC6        4,130,914         320,971
        12/31/2009               46627QBD9        1,806,424       1,169,582
        12/31/2009               52524PAN2       17,244,475       7,168,349
        12/31/2009               75970JAU0           41,523           2,047
        12/31/2009               75970QAP5          307,481         137,383
        12/31/2009               75970QAQ3          319,219         158,497
        12/31/2009               75971FAQ6          184,492         118,338
        12/31/2009               83611MPH5        2,986,097       2,942,454
        12/31/2009               83611YAD4        2,383,704       2,301,159
        12/31/2009               86358R7R2          154,187           7,541
        12/31/2009               86359APY3        5,056,190       4,964,893
                                            ---------------  --------------
                                     TOTAL     $131,612,591     $84,616,098
                                            ---------------  --------------


                                                    AMORTIZED
                              RECOGNIZED            COST AFTER
                              OTHER-THAN-          OTHER-THAN-
        IMPAIRMENT             TEMPORARY            TEMPORARY
           DATE               IMPAIRMENT            IMPAIRMENT      FAIR VALUE
--------------------------  ----------------------------------------------------
        9/30/2009               $(5,575,398)          $1,959,990        $607,018
        9/30/2009                  (318,875)             143,832         605,000
        9/30/2009                    (6,454)           3,981,363       3,980,969
        9/30/2009                  (257,417)           9,468,201       8,381,882
        9/30/2009                   (22,804)             301,919         279,440
        9/30/2009                   (72,387)           1,353,732       1,587,169
        9/30/2009                (1,915,314)           6,740,942       6,301,194
        9/30/2009                  (162,422)             837,548         393,426
        9/30/2009                (1,555,616)           5,990,179       3,773,574
        9/30/2009                  (908,174)              77,012         251,926
        9/30/2009                   (68,239)              34,781         111,797
        9/30/2009                  (291,603)           1,082,028       1,532,755
        9/30/2009                    (9,416)           2,644,326       2,502,017
        9/30/2009                   (41,043)           2,338,979       2,347,354
        9/30/2009                  (559,534)           1,474,961       1,358,469
        9/30/2009                    (9,369)             920,612         866,016
        9/30/2009                  (675,025)             690,903         946,149
        9/30/2009                  (519,982)             302,810         550,000
        9/30/2009                   (71,723)             572,349         526,565
        9/30/2009                  (178,934)           1,562,569       1,521,277
        9/30/2009                   (58,642)             729,302         741,670
        9/30/2009                  (504,243)           2,571,757       3,146,164
        9/30/2009                (1,051,312)              30,116          86,608
        9/30/2009                  (730,946)              11,524          36,450
        9/30/2009                   (19,768)               5,125          31,228
        9/30/2009                    (7,277)                  --           6,770
        9/30/2009                  (457,340)           1,767,229       1,494,736
        9/30/2009                   (10,618)               4,705           2,046
        9/30/2009                    (1,608)               9,123           1,859
        9/30/2009                   (53,217)             395,099         173,005
        9/30/2009                  (633,361)             135,713         135,000
        9/30/2009                   (98,154)              36,892          45,000
        9/30/2009                (1,725,131)           3,809,262       4,213,330
        9/30/2009                (2,042,042)           5,903,490       2,400,000
        12/31/2009               (2,719,008)           1,202,357         990,781
        12/31/2009               (3,806,015)           2,107,965       2,078,824
        12/31/2009               (4,534,590)           4,126,189       2,820,805
        12/31/2009               (3,809,943)             320,971         321,090
        12/31/2009                 (636,842)           1,169,582       1,055,039
        12/31/2009              (10,076,126)           7,168,349       7,118,926
        12/31/2009                  (39,476)               2,047           1,007
        12/31/2009                 (170,098)             137,383         140,425
        12/31/2009                 (160,722)             158,497         153,320
        12/31/2009                  (66,154)             118,338         118,250
        12/31/2009                  (43,643)           2,942,454       2,302,500
        12/31/2009                  (82,545)           2,301,159       1,449,051
        12/31/2009                 (146,646)               7,541           7,541
        12/31/2009                  (91,297)           4,964,893       4,376,557
                            ---------------       --------------  --------------
                               $(46,996,490)         $84,616,098     $73,871,979
                            ---------------       --------------  --------------

4. INCOME TAXES:

(A) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                                                2009
                                            ORDINARY          CAPITAL            TOTAL
-----------------------------------------------------------------------------------------------
Gross deferred tax assets                     $914,270         $121,481         $1,035,751
Statutory valuation allowance                       --               --                 --
                                          ------------       ----------       ------------
Adjusted gross deferred tax assets             914,270          121,481          1,035,751
Gross deferred tax liabilities                (260,641)              --           (260,641)
                                          ------------       ----------       ------------
Net deferred tax asset/(liability)
 before admissibility test                    $653,629         $121,481           $775,110
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.a.
 carryback period                                   --               --                 --
Paragraph 10.b.i. DTA's Realized within
 one year                                      129,174            5,998            135,172
Paragraph 10.b.ii. 10% Surplus
 limitation (see Note A below)                      --               --            464,467
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.b.
 (lesser of i, or ii)                          129,174            5,998            135,172
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.c.
 offset against DTLs                           260,641               --            260,641
                                          ------------       ----------       ------------
Paragraph 10.e.i Additional Carryback
 period                                             --               --                 --
Paragraph 10.e.ii.a. Additional DTA's
 Realized within three years                   266,358               --            266,358
Paragraph 10.e.ii.b. Additional 15%
 Surplus Limitation (see Note A below)              --               --            561,528
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.ii (lesser of a. or b.)        266,358               --            266,358
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.iii. Offset against DTLs            --               --                 --
                                          ------------       ----------       ------------
Admitted deferred tax asset (sum of
 10.a, b, c, e.i., e.ii and e.iii above)       656,173            5,998            662,171
Deferred tax liability                        (260,641)              --           (260,641)
                                          ------------       ----------       ------------
Net admitted Deferred Tax
 Asset/(Liability)                            $395,532           $5,998           $401,530
                                          ------------       ----------       ------------
Non-admitted Deferred Tax Asset               $258,097         $115,483           $373,580
                                          ------------       ----------       ------------

Note A -- Not applicable by component, only in total

                                                                2008
                                            ORDINARY          CAPITAL            TOTAL
-----------------------------------------------------------------------------------------------
Gross deferred tax assets                   $1,492,810               --         $1,492,810
Statutory valuation allowance                       --               --                 --
                                          ------------       ----------       ------------
Adjusted gross deferred tax assets           1,492,810               --          1,492,810
Gross deferred tax liabilities                (891,412)              --           (891,412)
                                          ------------       ----------       ------------
Net deferred tax asset/(liability)
 before admissibility test                    $601,398               --           $601,398
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.a.
 carryback period                                   --               --                 --
Paragraph 10.b.i. DTA's Realized within
 one year                                       68,673               --             68,673
Paragraph 10.b.ii. 10% Surplus
 limitation (see Note A below)                 245,525               --            245,525
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.b.
 (lesser of i, or ii)                           68,673               --             68,673
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.c.
 offset against DTLs                           891,412               --            891,412
                                          ------------       ----------       ------------
Paragraph 10.e.i Additional Carryback
 period                                             --               --                 --
Paragraph 10.e.ii.a. Additional DTA's
 Realized within three years                   310,488               --            310,488
Paragraph 10.e.ii.b. Additional 15%
 Surplus Limitation (see Note A below)         299,614               --            299,614
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.ii (lesser of a. or b.)        299,614               --            299,614
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.iii. Offset against DTLs            --               --                 --
                                          ------------       ----------       ------------
Admitted deferred tax asset (sum of
 10.a, b, c, e.i., e.ii and e.iii above)     1,259,699               --          1,259,699
Deferred tax liability                        (891,412)              --           (891,412)
                                          ------------       ----------       ------------
Net admitted Deferred Tax
 Asset/(Liability)                            $368,287               --           $368,287
                                          ------------       ----------       ------------
Non-admitted Deferred Tax Asset               $233,111               --           $233,111
                                          ------------       ----------       ------------

Note A -- Not applicable by component, only in total

                                                        CHANGE DURING 2009
                                           ORDINARY          CAPITAL            TOTAL
---------------------------------------------------------------------------------------------
Gross deferred tax assets                   $(578,540)        $121,481         $(457,058)
Statutory valuation allowance                      --               --                --
                                          -----------       ----------       -----------
Adjusted gross deferred tax assets           (578,540)         121,481          (457,058)
Gross deferred tax liabilities                630,770               --           630,770
                                          -----------       ----------       -----------
Net deferred tax asset/(liability)
 before admissibility test                    $52,230         $121,481          $173,712
                                          -----------       ----------       -----------
Admitted pursuant to Paragraph 10.a.
 carryback period                                  --               --                --
Paragraph 10.b.i. DTA's Realized within
 one year                                      60,501            5,998            66,499
Paragraph 10.b.ii. 10% Surplus
 limitation (see Note A below)                     --               --           218,942
                                          -----------       ----------       -----------
Admitted pursuant to Paragraph 10.b.
 (lesser of i, or ii)                          60,501            5,998            66,499
                                          -----------       ----------       -----------
Admitted pursuant to Paragraph 10.c.
 offset against DTLs                         (630,770)              --          (630,770)
                                          -----------       ----------       -----------
Paragraph 10.e.i Additional Carryback
 period                                            --               --                --
Paragraph 10.e.ii.a. Change in Admitted
 DTA's Realized within three years            266,358               --           266,358
Paragraph 10.e.ii.b. Change in Admitted
 DTA's Under 15% Surplus Limitation (see
 Note A below)                               (299,614)              --          (299,614)
                                          -----------       ----------       -----------
Additional admitted pursuant to
 Paragraph 10.e.ii (lesser of a. or b.)       (33,256)              --           (33,256)
                                          -----------       ----------       -----------
Additional admitted pursuant to
 Paragraph 10.e.iii. Offset against DTLs           --               --                --
                                          -----------       ----------       -----------
Admitted deferred tax asset (sum of
 10.a, b, c, e.i., e.ii and e.iii above)     (603,525)           5,998          (597,527)
Deferred tax liability                        630,770               --           630,770
                                          -----------       ----------       -----------
Net admitted Deferred Tax
 Asset/(Liability)                            $27,245           $5,998           $33,243
                                          -----------       ----------       -----------
Non-admitted Deferred Tax Asset               $24,986         $115,483          $140,469
                                          -----------       ----------       -----------

Note A -- Not applicable by component, only in total

The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP No. 10R for the year ended December 31, 2009. This current period election differs from the prior year reporting period since this election was not available in 2008.

                                              With
                        Paragraphs         Paragraph
                         10.a.-c.            10.e.               Difference
--------------------------------------------------------------------------------
RISK-BASED CAPITAL
 LEVEL
Admitted Deferred Tax
 Assets                     135,172            401,530              266,358
Admitted Assets          73,140,154         73,406,512              266,358
Statutory Surplus         3,816,743          4,083,101              266,358
Total Adjusted
 Capital                  3,844,806          4,111,164              266,358
Authorized Control
 Level Used in 10.d.          2,175%             2,241%                  66%

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense/(benefit) as of December 31, are as follows:

                               2009               2008              2007
--------------------------------------------------------------------------------
Federal taxes before
 capital gains, NOL, and
 AMT                           $611,746          $(479,071)        $128,160
Foreign taxes                        --                 --          (13,802)
NOL
 limitation/(utilization)      (219,123)           230,834               --
Alternative minimum tax              --             (6,233)         (32,097)
Prior period adjustments
 and other                       54,085              8,725            6,187
                            -----------       ------------       ----------
FEDERAL AND FOREIGN INCOME
              TAX INCURRED     $446,708          $(245,745)         $88,448
                            -----------       ------------       ----------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

                                     2009           2008          CHANGE
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Reserves                              $338,545       $751,417     $(412,872)
Tax DAC                                289,234        302,889       (13,655)
Unrealized Gains                        88,358             --        88,358
Bonds and Other Investments             69,005             --        69,005
NOL/Minimum Tax Credit/Foreign
 Tax Credits                           214,653        404,134      (189,481)
Employee Benefits                        4,544             --         4,544
Other                                   31,412         34,370        (2,958)
                                 -------------  -------------  ------------
      TOTAL DEFERRED TAX ASSETS     $1,035,751     $1,492,810     $(457,059)
                                 -------------  -------------  ------------
            DEFERRED TAX ASSETS
                   NON-ADMITTED       $373,580       $233,111      $140,469
                                 -------------  -------------  ------------

                                2009              2008             CHANGE
--------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES
Bonds and Other Investments    $(162,543)        $(275,019)        $112,476
Employee Benefits                 (2,380)           (5,073)           2,693
Reserves                         (65,192)          (76,704)          11,512
Deferred and Uncollected         (24,376)          (21,848)          (2,528)
Unrealized Gains/(Losses)             --          (505,949)         505,949
Other                             (6,150)           (6,819)             669
                             -----------       -----------       ----------
         TOTAL DEFERRED TAX
                LIABILITIES   $ (260,641)       $ (891,412)       $ 630,771
TOTAL ADMITTED DEFERRED TAX
                     ASSETS     $401,530          $368,287          $33,243
                             -----------       -----------       ----------

                             2009               2008              CHANGE
--------------------------------------------------------------------------------
Total deferred tax
 assets                    $1,035,751         $1,492,810          $(457,059)
Total deferred tax
 liabilities                 (260,641)          (891,412)           630,771
                         ------------       ------------       ------------
Net deferred tax asset
 (liability)                 $775,110           $601,398           $173,712
Adjust for stock
 compensation transfer                                                1,167
Adjust for the deferred
 tax on SSAP 43R
 cumulative effect
 change to surplus                                                   (5,032)
Adjust for change in
 deferred tax on
 unrealized gains
 (losses)                                                          (594,307)
                                                               ------------
Adjusted change in net
 deferred income tax                                              $(424,460)
                                                               ------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                               EFFECTIVE                          EFFECTIVE                         EFFECTIVE
                                                  TAX                                TAX                               TAX
                                2009              RATE          2008                RATE           2007                RATE
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory
 rate                          $998,990           35.0%        $(780,261)            35.0%        $132,025              35.0%
DRD                             (97,710)          -3.4%         (105,214)             4.6%        (100,000)            -26.5%
IMR adjustment                       --            0.0%               --               --           (3,662)             -1.0%
Gain on reinsurance booked
 to surplus                          --            0.0%            2,846             (0.1)%         68,051              18.0%
Correction of deferred
 balances                            --            0.0%               --               --            8,698               2.3%
IRS audit adjustments           (17,055)          -0.6%               --               --               --                --
Foreign tax credits                  --            0.0%          (12,910)             0.6%         (12,692)             -3.3%
Change in basis of reserves
 booked to surplus                   --            0.0%           (8,377)             0.4%          82,901              22.0%
Other                           (14,118)          -0.5%          (11,547)             0.5%             267               0.1%
                             ----------          -----       -----------            -----       ----------            ------
                      TOTAL    $870,107           30.5%        $(915,463)            41.1%        $175,588              46.6%
                             ----------          -----       -----------            -----       ----------            ------

                                                   EFFECTIVE                           EFFECTIVE                     EFFECTIVE
                                                      TAX                                 TAX                           TAX
                                 2009                RATE            2008                RATE           2007           RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                    $446,708             15.6%         $(245,745)            11.0%          $88,448        23.5%
Federal income taxes on net
 capital gains                     (1,061)             0.0%              (467)             0.0%            4,248         1.1%
Adjusted change in net
 deferred income taxes            424,460             14.9%          (669,251)            30.1%           82,891        22.0%
                              -----------            -----       ------------            -----       -----------       -----
TOTAL STATUTORY INCOME TAXES     $870,107             30.5%         $(915,463)            41.1%         $175,587        46.6%
                              -----------            -----       ------------            -----       -----------       -----

(e) As of December 31, 2009, the Company zero net operating loss carry forward and a foreign tax credit carry forward of $30,149 originating between 2002 thru 2009 which will expire, if unused, between 2012 thru 2019. The year-to-date income taxes incurred in the current and prior years that will be available for recoupment are $390,003 for 2009. As of December 31, 2009, the aggregate amount of deposits reported as admitted assets under section 6603 of the Internal Revenue Code was zero.

(f) The Company is included in the Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute.

     The Company's federal income tax return is consolidated with the following entities:

          The Hartford Financial Services Group, Inc. (Parent)

Hartford Holdings, Inc.                           Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                          Business Management Group, Inc.
Heritage Holdings, Inc.                           Personal Lines Insurance Center, Inc.
Hartford Fire Insurance Company                   Nutmeg Insurance Agency, Inc.
Hartford Accident and Indemnity Company           Hartford Lloyds Corporation
Hartford Casualty Insurance Company               1st AgChoice, Inc.
Hartford Underwriters Insurance Company           First State Management Group, Inc.
Twin City Fire Insurance Company                  ClaimPlace, Inc.
Pacific Insurance Company, Ltd.                   Access CoverageCorp, Inc.
Trumbull Insurance Company                        Access CoverageCorp Technologies, Inc.
Hartford Insurance Company of Illinois            Hartford Casualty General Agency, Inc.
Hartford Insurance Company of the Midwest         Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Southeast       Hartford Strategic Investments LLC
Hartford Lloyds Insurance Company                 Hartford Life, Inc.
Property & Casualty Insurance Co. of Hartford     Hartford Life and Accident Insurance Company
Sentinel Insurance Company, Ltd.                  Hartford Life International Ltd.
First State Insurance Company                     Hartford Equity Sales Company, Inc.
New England Insurance Company                     Hartford-Comprehensive Employee Benefit Service Co.
New England Reinsurance Corporation               Hartford Securities Distribution Company, Inc.
Fencourt Reinsurance Company, Ltd.                The Evergreen Group, Incorporated
Heritage Reinsurance Co., Ltd.                    Hartford Administrative Services Company
New Ocean Insurance Co., Ltd.                     Woodbury Financial Services, Inc.
Hartford Investment Management Co.                Hartford Life, Ltd.
HARCO Property Services, Inc.                     Hartford Life Alliance, LLC
Four Thirty Seven Land Company, Inc.              Hartford Life Insurance Company
HRA, Inc.                                         Hartford Life and Annuity Insurance Company
HRA Brokerage Services. Inc.                      Hartford International Life Reassurance Corp.
Hartford Technology Services Company              Hartford Hedge Fund Company, LLC
Ersatz Corporation                                American Maturity Life Insurance Company
Hartford Specialty Company                        Champlain Life Reinsurance Company
Hartford Underwriters General Agency, Inc.        Hartford Texas General Agency, Inc.
Federal Trust Corporation                         Federal Trust Bank
Federal Trust Mortgage Company                    FTB Financial Services, Inc.
White River Life Reinsurance Company

5. REINSURANCE:

A. EXTERNAL REINSURANCE

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $237,402 in 2009, a decrease of $153,169 from the 2008 balance of $390,571. The total amount of reinsurance credits taken for this agreement is $365,234 in 2009, a decrease of $235,644 from the 2008 balance of $600,878.

The Company had no reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

B. REINSURANCE WITH JAPAN AFFILIATE

The Company has reinsurance arrangements with Hartford Life Insurance Kabushiki Kaisa ("HLIKK"), a wholly-owned subsidiary of The Hartford. Under these arrangements, the Company assumed 100% of the risks of covered riders directly written by HLIKK. In the second quarter of 2009, HLIKK ceased issuing new business in Japan. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following chronological list describes the reinsurance arrangements:

- Effective August 31, 2005, the Company assumed in-force and prospective guaranteed minimum income benefits ("GMIB") riders.

- Effective July 31, 2006, the Company assumed guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $161,329, $110,364 and $47,999 for the year ended December 31, 2009, 2008 and 2007, respectively.

  Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundles a guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB. The GMAB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is less than premiums after an accumulation period, generally 10 years, and if the account value has not dropped below 80% of the initial deposit, at which point a GMIB must either be exercised or the policyholder can elect to surrender 80% of the initial deposit without a surrender charge. The GRB is generally equal to premiums less surrenders. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a reinsurance agreement with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout. As a result, on February 5, 2009, HLIC issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these payments. The funding agreement calls for October 31 scheduled annual payouts with interest at 5.16% through 2019. In connection with this agreement, the Company collected premiums of $11,357, $2,040,623 and $8,416 for the years ended December 31, 2009, 2008 and
  2007, respectively.

- Effective February 29, 2008, the Company assumed in-force and prospective GMWB and GMDB riders. In connection with this agreement, the Company collected premiums of $3,398 and $1,203 for the years ended December 31, 2009 and 2008, respectively.

- Effective October 1, 2008, the Company assumed in-force and prospective GMDB riders. In connection with this agreement, the Company collected premiums of $2,772 and $696 for the years ended December 31, 2009 and 2008, respectively.

C. REINSURANCE WITH WHITE RIVER LIFE REINSURANCE COMPANY

Effective October 1, 2009, the Company entered into a modified coinsurance and coinsurance with funds withheld reinsurance arrangement with an affiliated captive reinsurer, White River Life Reinsurance Company ("WRR"). The agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to the Company.

- Annuity contracts and riders written by Union Security Insurance Company, an affiliate, that are reinsured to the Company

- Annuitizations of and certain other settlement options offered under deferred annuity contracts

Under modified coinsurance, the assets and liabilities associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco adjustments. For the year ended December 31, 2009, the Company reported a net receivable from WRR of $209,572 and paid premiums of $58,332,509.

D. REINSURANCE WITH CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

E. REINSURANCE WITH EXTERNAL PARTIES

The amount of reinsurance recoverables from and payables to reinsurers were $46,981 and $(401,012) as of December 31, 2009 and $69,082 and $(15,998) as of
December 31, 2008.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate Reserves for Life and Accident and Health
 Policies                                                      $8,933,892    $2,900,085     $(3,700,222)          $8,133,755
Policy and Contract Claim Liabilities                             $57,231        $8,119        $(31,367)             $33,983
Premium and Annuity Considerations                             $3,748,791      $332,507    $(59,184,583)        $(55,103,285)
Death, Annuity, Disability and Other Benefits                    $414,537      $348,187       $(135,526)            $627,198
Surrenders and Other Fund Withdrawals                          $7,148,344      $295,272     $(2,041,820)          $5,401,796

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and Accident and Health Policies       $10,813,526    $3,206,736     $(3,222,513)         $10,797,749
Policy and Contract Claim Liabilities                                  $55,343       $11,186        $(32,693)             $33,836
Premium and Annuity Considerations                                  $7,861,654    $2,322,174       $(831,321)          $9,352,507
Death, Annuity, Disability and Other Benefits                         $515,171      $343,069       $(200,178)            $658,062
Surrenders and Other Fund Withdrawals                               $9,660,930      $429,781       $(125,658)          $9,965,053

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and Accident and Health Policies        $6,974,834    $1,050,543     $(2,049,303)          $5,976,074
Policy and Contract Claim Liabilties                                   $47,256       $14,423        $(30,399)             $31,281
Premium and Annuity Considerations                                 $11,045,000      $241,808       $(973,307)         $10,313,501
Death, Annuity, Disability and Other Benefits                         $334,482      $115,945       $(101,185)            $349,242
Surrenders and Other Fund Withdrawals                              $10,633,115      $624,725     $(1,729,032)          $9,528,808

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

    The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2009
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,473                3,962
Ordinary Renewal                                51,538               65,644
Group Life                                          64                   40
                                             ---------            ---------
                                      TOTAL    $55,075              $69,646
                                             ---------            ---------

                                                            2008
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,569               $5,546
Ordinary Renewal                                44,318               56,825
Group Life                                          27                   50
                                             ---------            ---------
                                      TOTAL    $48,914              $62,421
                                             ---------            ---------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. .

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International Ltd.

-   Woodbury Financial Services

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075. At December 31, 2009 and 2008, the Company reported $20,453 and $10,223, respectively, as a receivable from and $(46,166) and $(39,493), respectively, as a payable to its parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis. For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $19,400, $10,523 and $12,807 for 2009, 2008 and 2007, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2009, 2008 or 2007.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2009, 2008 and 2007 was $5,996, $4,825 and $5,528, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2009, no dividends were paid. In 2008 and 2007, dividends of $156,000 and $207,000, respectively, were paid. With respect to dividends to HLIC, the Company's dividend limitation under the holding company laws of Connecticut is equal to operating income of $2,678,682 in 2010. However, because the Company's earned surplus is $737,572 as of December 31, 2009, the Company will be permitted to pay dividends of $737,572 in 2010.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $59,079,204 and $50,551,150 as of December 31, 2009 and 2008, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,165,306, $1,363,868 and $1,542,870 for the years ended December 31, 2009, 2008 and 2007, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2009 is as follows:

                                                              NONINDEXED
                                                              GUARANTEED                                NON-
                                                              LESS THAN           NONINDEXED         GUARANTEED
                                                               OR EQUAL           GUARANTEED          SEPARATE
                                                                TO 4%            MORE THAN 4%         ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits for the year ended        $ --                $ --              $1,658,015      $1,658,015
 2008
2. Reserves @ year end                                             --                  --                      --              --
  I. For accounts with assets at:                                  --                  --                      --              --
    a. Market value                                                --                  --              57,494,176      57,494,176
    b. Amortized cost                                              --                  --                      --              --
                                                                 ----                ----          --------------  --------------
                                        C. TOTAL RESERVES        $ --                $ --             $57,494,176     $57,494,176
                                                                 ----                ----          --------------  --------------
  II. By withdrawal characteristics:
    a. Subject to discretionary withdrawal                       $ --                $ --                    $ --            $ --
    b. With MVA adjustment                                         --                  --                      --              --
    c. @ BV without MV adjustment and with                         --                  --                      --              --
      surrender charge of 5% or more                               --                  --                      --              --
    d. @ Market value                                              --                  --              57,402,107      57,402,107
    e. @ BV without MV adjustment and with                         --                  --                      --              --
      surrender charge less than 5%                                --                  --                      --              --
                                                                 ----                ----          --------------  --------------
                                              F. SUBTOTAL        $ --                $ --            $ 57,402,107    $ 57,402,107
    g. Not subject to discretionary withdrawal                     --                  --                  92,070          92,070
                                                                 ----                ----          --------------  --------------
                                                 H. TOTAL        $ --                $ --             $57,494,177     $57,494,177
                                                                 ----                ----          --------------  --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                           2009                2008                2007
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $1,658,014          $3,572,439          $7,121,542
Transfer from Separate Accounts                                           (5,464,863)         (5,260,541)         (7,340,251)
                                                                       -------------       -------------       -------------
Net Transfer (from) to Separate Accounts                                  (3,806,849)         (1,688,102)           (218,708)
Internal Exchanges & Other Separate Account Activity                            (672)             16,421             (18,445)
                                                                       -------------       -------------       -------------
Transfer (from) to Separate Accounts on the Statement of Operations      $(3,807,521)        $(1,671,681)          $(237,153)
                                                                       -------------       -------------       -------------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $(19), $202 and $519 in 2009, 2008 and 2007, respectively, of which $498, $108 and $480 in 2009, 2008 and 2007, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,614 and $3,493 as of December 31, 2009 and 2008, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $9,705, $6,142 and $12,104 in 2009, 2008 and 2007,
respectively. Future minimum rental commitments are as follows:

2010                                                                       7,293
2011                                                                       5,752
2012                                                                       3,939
2013                                                                       2,778
2014                                                                       1,163
Thereafter                                                                   132
                                                                       ---------
Total                                                                    $21,057
                                                                       ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $5,283, $2,714 and $4,953 in 2009, 2008 and
2007, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of the Hartford consolidated return. During the first quarter of 2009, the Company received notification of the approval by the Joint Committee on Taxation of the results of the 2002 through 2003 examination. The IRS examination of 2004 through 2006 was concluded in the fourth quarter of 2009. As a result of the audit settlements, the Company recorded a current tax expense of $9 and a deferred tax benefit through surplus of $9. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations.

The separate account dividends-received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $113, $112 and $99 related to the separate account DRD in the years ended December 31, 2009, 2008 and 2007, respectively. The 2009 benefit included a benefit of $16 related to true-ups of prior years' tax returns, the 2008 benefit included a benefit of $7 related to a true-up of the prior year tax return, and the 2007 benefit included a charge of $1 related to a true-up of the prior year tax return.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11, $11 and $8 related to separate account FTC in the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $2, $3 and $0 in 2009, 2008 and 2007 respectively.

(E) FUNDING OBLIGATION

The Company had outstanding commitments totaling $40,019 and $12,002 as of December 31, 2009 and 2008, respectively, of which $9,644 and $10,750, related to funding limited partnership investments and $30,375 and $1,251 related to a mortgage loan funding, respectively.

12. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result, 2007 reserves were understated and surplus was overstated. The correction related to prior years was recorded directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus were understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656. The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

13. SALE OF AFFILIATE

On November 23, 2009, Hartford Life International, Ltd. ("HLINT"), entered into a Share Purchase Agreement with Icatu Holding, S.A. for the sale of all of HLINT's common registered shares and preferred registered shares in Icatu Hartford Seguros, S.A. ("IHS"), its Brazilian subsidiary. The transaction is expected to be executed during the second quarter of 2010.

14. RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED:

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3 of the 2009 Annual Statements, as filed:

                                                                  AGGREGATE
                                                                WRITE-INS FOR
                                                                  OTHER THAN
                                                               SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
                                                                    FUNDS                  FUNDS                AND SURPLUS
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 3 OF ANNUAL STATEMENT                                      $189,963              $1,003,929              $4,085,601
  Reclassification for SSAP 10R Adoption                             266,358                (266,358)                     --
                                                                  ----------            ------------            ------------
Per the accompanying financial statements                           $456,321                $737,571              $4,085,601
                                                                  ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5 of the 2009 Annual Statements, as filed:

                                            COST OF                                      CAPITAL AND           NET CASH FROM
                                          INVESTMENTS                                      PAID IN             FINANCING AND
                                          ACQUIRED --            NET CASH FROM          SURPLUS, LESS          MISCELLANEOUS
                                             STOCK                INVESTMENTS          TREASURY STOCK             SOURCES
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 5 OF ANNUAL STATEMENT             $(1,124,386)               $43,065              $(213,938)               $590,366
  Receipt of WRR                              (700,000)              (700,000)               700,000                 700,000
                                         -------------            -----------            -----------            ------------
Per the accompanying financial
 statements                                $(1,824,386)             $(656,935)              $486,062              $1,290,366
                                         -------------            -----------            -----------            ------------

15. SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2009, through the financial statement issuance date of April 30, 2010. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On March 25, 2010, the IRS issued Notice 2010-29 -- Interim Guidance on the Adoption of AG43. The guidance raises a number of complex issues, and the Company is currently evaluating the impact to the financial statements. The ultimate result of the guidance is still uncertain, but could result in a material tax benefit.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    (a) Resolution of the Board of Directors of Hartford Life and
                  Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)
       (1)    (b) Resolution of the Board of Directors of Hartford Life and
                  Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (2)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement. (3)
       (3)    (b) Form of Dealer Agreement. (4)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract. (1)
       (5)    Form of Application. (1)
       (6)    (a) Certificates of Incorporation of Hartford. (5)
       (6)    (b) Bylaws of Hartford. (5)
       (7)    Form of Reinsurance Agreement. (3)
       (8)    (a) Form of Fund Participation Agreement. (6)
              (b) Guarantee Agreement, between Hartford Life and Accident
                  Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993. (7)
              (c) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997. (7)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   (a) Consent of Deloitte & Touche LLP.
       (10)   (b) Independent Auditor's Consent
       (11)   No financial Statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Post-Effective Amendment No. 2 to the Registration Statement File No. 33-73572, filed on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-69429, filed on April 9, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(4) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73572, filed on May 1, 1996.

(5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(6) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-119418, filed September 17, 2008.

(7) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Kevin M. Connor                     Executive Vice President
Ellen Conway                        Assistant Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Scott Dumbault                      Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Vice President
Daniel R. Guilbert                  Chief Actuary, Chief Risk Officer Senior Vice President
Christopher J. Hanlon               Senior Vice President
Michael R. Hazel                    Assistant Vice President
Jennifer L. Healy                   Actuary
Charles E. Hunt                     Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Courtney Kunzelmann                 Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Gregory McGreevey                   Executive Vice President, Chief Investment Officer and Director*
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer*
William P. Meaney                   Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Sharon A. Ritchey                   Executive Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Richard Rubin                       Assistant Vice President
Peter F. Sannizzaro                 Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Martin A. Swanson                   Vice President
Charles N. Vest                     Actuary, Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes election to Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement File No. 333-148564, filed on May 3, 2010.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2010, there were 93,504 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       3. HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One
     Hartford Life Insurance Company - Separate Account Two
     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)
     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)
     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)
     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")
     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)
     Hartford Life Insurance Company - Separate Account Ten
     Hartford Life Insurance Company - Separate Account Three
     Hartford Life Insurance Company - Separate Account Five
     Hartford Life Insurance Company - Separate Account Seven
     Hartford Life Insurance Company - Separate Account Eleven
     Hartford Life Insurance Company - Separate Account Twelve
     Eleven Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten
     Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six
     Hartford Life and Annuity Insurance Company - Separate Account Seven

    4.   Directors and Officers of HSD

                                                             POSITIONS AND OFFICES
NAME                                                            WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena (1)                Executive Vice President/Business Line Principal and Director
Diana Benken (1)                Chief Financial Officer and Controller/FINOP
Christopher S. Conner (2)       AML Compliance Officer, Chief Compliance Officer and Privacy Officer
Kevin M. Connor (2)             Director
James Davey (1)                 Chairman of the Board and Director
John N. Giamalis (3)            Treasurer
Kathleen B. Kavanaugh (2)       Vice President/Marketing
Vernon Meyer (1)                Senior Vice President
Peter J. Michalik (1)           Vice President/Operations
Jamie Ohl (1)                   Chief Executive Officer, President and Director
Mark A. Sides (4)               Chief Legal Officer and Secretary
D. Keith Sloane (1)             Senior Vice President
Martin A. Swanson (1)           Vice President/Marketing
Diane Tatelman (1)              Vice President

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06115

(4)  Address: 7755 3rd Street North, Oakdale MN 55128

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 3rd day of May, 2010.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -
SEPARATE ACCOUNT TEN
(Registrant)

By:    John C. Walters*                     *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters,                            Richard J. Wirth,
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer
       and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Gregory McGreevey, Executive Vice President and
 Chief Financial Officer, Director*
Ernest M. McNeill, Jr., Chief Accounting Officer,
 Senior Vice President*                                            *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
John C. Walters, President, Chief Executive Officer and Chairman          Richard J. Wirth,
 of the Board, Director*                                                  Attorney-in-Fact
                                                                   Date:  May 3, 2010

033-60702

                                 EXHIBIT INDEX

(9)       Opinion and Consent of Richard J. Wirth, Assistant General Counsel.
(10) (a)  Consent of Deloitte & Touche LLP.
(10) (b)  Independent Auditor's Consent
(99)      Copy of Power of Attorney.